UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

300 East Lombard Street Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2007

Date of reporting period: November 30, 2006

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.42%

AIRLINES—0.54%
Qantas Airways Ltd.	1,096,021	$4,283,006

		4,283,006
APPAREL—0.31%
Billabong International Ltd.	193,052	2,438,478

		2,438,478
BANKS—26.70%
Australia & New Zealand Banking Group Ltd.	2,111,381	47,421,306
Commonwealth Bank of Australia	1,476,113	55,271,005
Macquarie Office Trust	2,238,802	2,739,505
National Australia Bank Ltd.	1,851,195	57,258,667
Suncorp-Metway Ltd.	639,777	10,328,722
Westpac Banking Corp.	2,115,723	40,754,284

		213,773,489
BEVERAGES—2.24%
Coca-Cola Amatil Ltd.	597,025	3,525,484
Foster’s Group Ltd.	2,325,141	12,280,047
Lion Nathan Ltd.	328,990	2,101,144

		17,906,675
BIOTECHNOLOGY—0.40%
Sonic Healthcare Ltd.	305,438	3,209,414

		3,209,414
BUILDING MATERIALS—3.18%
Boral Ltd.	676,016	3,965,249
CSR Ltd.	1,035,567	2,616,091
James Hardie Industries NV	537,406	3,572,228
Rinker Group Ltd.	1,040,410	15,318,209

		25,471,777
COMMERCIAL SERVICES—3.35%
A.B.C. Learning Centres Ltd.	412,490	2,426,020
Brambles Ltd.(a)(b)	1,770,033	17,983,927
Sydney Roads Group(a)	1,079,822	959,024
Transurban Group	947,224	5,473,793

		26,842,764
COMPUTERS—0.46%
Computershare Ltd.	514,026	3,672,470

		3,672,470
DIVERSIFIED FINANCIAL SERVICES—3.92%
Australian Stock Exchange Ltd.	197,060	5,662,712
Babcock & Brown Ltd.	261,689	5,123,441
Challenger Financial Services Group Ltd.	480,050	1,500,743
Macquarie Bank Ltd.	284,471	16,353,598
Perpetual Ltd.	47,762	2,780,796

		31,421,290
ELECTRIC—0.66%
AGL Energy Ltd.(a)	440,407	5,319,493

		5,319,493
ENGINEERING & CONSTRUCTION—1.16%
Downer EDI Ltd.	346,742	1,918,886
Leighton Holdings Ltd.	161,261	2,599,619
Multiplex Group	729,456	2,245,889

WorleyParsons Ltd.	167,541	2,530,234

		9,294,628
ENTERTAINMENT—2.07%
Aristocrat Leisure Ltd.	406,812	4,990,791
Tabcorp Holdings Ltd.	606,633	7,810,964
Tattersall’s Ltd.(b)	1,245,152	3,745,174

		16,546,929
FOOD—3.22%
Goodman Fielder Ltd.	1,246,364	2,076,118
Woolworths Ltd.	1,364,390	23,696,589

		25,772,707
FOREST PRODUCTS & PAPER—0.20%
PaperlinX Ltd.	512,846	1,603,270

		1,603,270
GAS—0.57%
Alinta Ltd.	565,630	4,599,327

		4,599,327
HEALTH CARE-PRODUCTS—0.35%
Cochlear Ltd.	63,700	2,831,715

		2,831,715
HEALTH CARE-SERVICES—0.17%
DCA Group Ltd.	503,141	1,366,384

		1,366,384
HOUSEHOLD PRODUCTS & WARES—0.15%
Pacific Brands Ltd.	581,661	1,221,451

		1,221,451
INSURANCE—6.07%
AMP Ltd.	2,150,960	16,114,735
AXA Asia Pacific Holdings Ltd.	1,008,296	5,221,755
Insurance Australia Group Ltd.	1,831,656	8,357,885
QBE Insurance Group Ltd.	926,182	18,930,105

		48,624,480
INVESTMENT COMPANIES—1.51%
Macquarie Airports	775,047	2,172,106
Macquarie Communications Infrastructure Group	370,573	1,875,238
Macquarie Infrastructure Group	2,890,770	8,010,235

		12,057,579
IRON & STEEL—0.92%
BlueScope Steel Ltd.	801,266	5,060,476
OneSteel Ltd.	667,499	2,323,881

		7,384,357
MANUFACTURING—2.67%
Ansell Ltd.	170,507	1,573,553
Futuris Corp. Ltd.	707,746	1,056,000
Orica Ltd.	356,712	6,758,551
Wesfarmers Ltd.	435,035	12,020,343

		21,408,447
MEDIA—1.07%
APN News & Media Ltd.	324,648	1,486,502
John Fairfax Holdings Ltd.	1,099,361	4,513,031
Publishing & Broadcasting Ltd.	156,813	2,577,433

		8,576,966
MINING—16.08%
Alumina Ltd.	1,342,179	6,717,758
BHP Billiton Ltd.(b)	4,019,690	83,236,820
Iluka Resources Ltd.	275,884	1,524,576
Newcrest Mining Ltd.	380,593	7,778,887
Paladin Resources Ltd.(a)(b)	476,618	2,652,676
Rio Tinto Ltd.(b)	329,157	19,281,092
Zinifex Ltd.	560,953	7,541,639

		128,733,448

OIL & GAS—3.70%
Caltex Australia Ltd.	153,139	2,677,837
Origin Energy Ltd.	909,816	5,408,454
Santos Ltd.	688,252	5,596,408
Woodside Petroleum Ltd.	536,738	15,915,217

		29,597,916
PACKAGING & CONTAINERS—0.75%
Amcor Ltd.	1,021,791	6,001,498

		6,001,498
PHARMACEUTICALS—1.79%
CSL Ltd.	209,585	9,811,593
Mayne Pharma Ltd.	731,331	2,378,679
Symbion Health Ltd.	758,180	2,112,865

		14,303,137
REAL ESTATE—10.63%
Centro Properties Group	948,546	6,439,935
CFS Retail Property Trust	1,563,955	2,617,488
Commonwealth Property Office Fund	1,632,425	1,855,754
DB RREEF Trust	3,068,080	4,178,115
GPT Group	2,246,651	9,151,872
ING Industrial Fund	918,333	1,710,948
Investa Property Group	1,781,222	3,402,970
Lend Lease Corp. Ltd.	414,661	5,728,697
Macquarie Goodman Group	1,598,691	8,910,331
Mirvac Group	1,128,920	4,723,497
Stockland	1,572,780	9,796,470
Westfield Group	1,733,126	26,611,807

		85,127,884
RETAIL—1.95%
Coles Group Ltd.	1,304,437	13,654,986
Harvey Norman Holdings Ltd.	617,232	1,963,713

		15,618,699
TELECOMMUNICATIONS—1.60%
Telstra Corporation Ltd.(b)	3,296,803	9,812,033
Telstra Corporation Ltd. Installment Receipt(a)	1,600,000	2,955,701

		12,767,734
TRANSPORTATION—1.03%
Toll Holdings Ltd.	621,240	8,249,166

		8,249,166

TOTAL COMMON STOCKS
(Cost: $663,776,167)		796,026,578

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—10.85%

CERTIFICATES OF DEPOSIT(c)—0.20%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$452,517	452,517
Societe Generale
5.33%, 12/08/06	646,453	646,453
Wells Fargo Bank N.A.
4.78%, 12/05/06	517,162	517,162

		1,616,132
COMMERCIAL PAPER(c)—1.98%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	776,461	763,308
ASAP Funding Ltd.
5.30%, 12/11/06(d)	646,453	645,501

Aspen Funding Corp.
5.26%, 02/21/07(d)	420,194	415,160
Beta Finance Inc.
5.27%, 01/25/07(d)	129,291	128,251
Bryant Park Funding LLC
5.28%, 12/14/06(d)	204,085	203,696
CAFCO LLC
5.26%, 01/30/07(d)	323,226	320,393
Cantabric Finance LLC
5.26%, 01/25/07(d)	258,581	256,503
Charta LLC
5.27%, 12/14/06(d)	96,968	96,784
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	762,814	749,895
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	64,645	64,257
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	744,811	739,040
Eureka Securitization
5.26%, 02/09/07(d)	808,066	799,801
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	588,272	582,236
Galleon Capital Corp.
5.27%, 12/18/06(d)	90,387	90,162
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	64,645	64,552
Grampian Funding LLC
5.23%, 04/23/07(d)	290,904	284,860
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	129,291	129,026
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	484,840	482,475
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	2,127,450	2,108,502
Lockhart Funding LLC
5.28%, 02/09/07(d)	646,453	639,816
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	646,453	646,071
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	840,389	828,104
Nestle Capital Corp.
5.19%, 08/09/07(d)	387,872	373,836
Norddeutsche Landesbank
5.27%, 02/15/07	614,130	607,304
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	344,430	341,935
Sedna Finance Inc.
5.22%, 04/17/07(d)	368,478	361,158
Societe Generale
5.18%, 05/16/07(d)	1,616,132	1,577,530
Sydney Capital Corp.
5.27%, 12/08/06(d)	15,418	15,402
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	1,163,615	1,158,046
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	377,781	373,641

		15,847,245
MEDIUM-TERM NOTES (c)—0.33%
Bank of America N.A.
5.28%, 04/20/07	161,613	161,613
Cullinan Finance Corp.
5.71%, 06/28/07(d)	484,840	484,840
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	116,155	116,155
K2 USA LLC
5.39%, 06/04/07(d)	484,840	484,840
Marshall & Ilsley Bank
5.18%, 12/15/06	646,453	646,538
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	756,350	756,349

		2,650,335

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	57,824	57,824

		57,824
REPURCHASE AGREEMENTS(c)—2.32%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,293,099 (collateralized by non-U.S. Government debt securities, value $1,331,862, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$1,292,906	1,292,906
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $1,939,644 (collateralized by non-U.S. Government debt securities, value $1,978,401, 0.00% to 7.00%, 9/1/18 to 11/1/36).	1,939,358	1,939,358
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $969,824 (collateralized by non-U.S. Government debt securities, value $1,066,783, 0.00% to 10.00%, 12/20/07 to 11/25/46).	969,679	969,679
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $64,655 (collateralized by non-U.S. Government debt securities, value $66,593, 4.62%, 5/17/07).	64,645	64,645
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,262,922 (collateralized by non-U.S. Government debt securities, value $2,376,016, 4.11% to 5.66%, 5/25/34 to 9/25/45).	2,262,585	2,262,585
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $711,205 (collateralized by non-U.S. Government debt securities, value $793,242, 0.00% to 10.00%, 6/1/28 to 11/16/36).	711,098	711,098
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $387,931 (collateralized by non-U.S. Government debt securities, value $427,130, 0.00% to 10.00%, 6/1/28 to 11/16/36).	387,872	387,872
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $1,293,098 (collateralized by non-U.S. Government debt securities, value $1,357,723, 3.52% to 7.38%, 6/15/10 to 12/12/44).	1,292,906	1,292,906
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $323,274 (collateralized by non-U.S. Government debt securities, value $339,431, 3.52% to 7.38%, 6/15/10 to 12/12/44).	323,226	323,226
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $646,549 (collateralized by non-U.S. Government debt securities, value $661,405, 0.00% to 10.00%, 12/6/06 to 1/1/10).	646,453	646,453
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $387,931 (collateralized by non-U.S. Government debt securities, value $405,377, 0.00% to 10.00%, 12/6/06 to 1/1/10).	387,872	387,872

HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $323,274 (collateralized by non-U.S. Government debt securities, value $339,457, 5.28% to 5.34%, 7/1/24 to 5/1/46).	323,226	323,226
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $161,637 (collateralized by non-U.S. Government debt securities, value $169,742, 4.75% to 9.63%, 12/1/09 to 5/1/11).	161,613	161,613
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,293,099 (collateralized by non-U.S. Government debt securities, value $1,357,740, 0.00% to 9.45%, 1/18/11 to 12/20/54).	1,292,906	1,292,906
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,939,648 (collateralized by non-U.S. Government debt securities, value $2,046,783, 0.00% to 10.38%, 6/1/07 to 3/15/32).	1,939,359	1,939,359
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $969,824 (collateralized by non-U.S. Government debt securities, value $1,008,117, 0.00% to 10.38%, 6/1/07 to 3/15/32).	969,679	969,679
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $646,549 (collateralized by non-U.S. Government debt securities, value $684,009, 5.40% to 6.45%, 4/22/21 to 9/11/41).	646,453	646,453
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $872,843 (collateralized by non-U.S. Government debt securities, value $902,096, 0.00% to 10.00%, 12/1/06 to 11/30/36).	872,711	872,711
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $465,406 (collateralized by non-U.S. Government debt securities, value $476,889, 0.00% to 10.00%, 12/1/06 to 11/30/36). (g)	452,517	452,517
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $1,681,028 (collateralized by non-U.S. Government debt securities, value $1,765,040, 3.86% to 8.17%, 11/15/09 to 6/10/46).	1,680,777	1,680,777

		18,617,841
TIME DEPOSITS(c)—0.21%
Deutsche Bank AG
5.38%, 12/01/06	351,686	351,686
Rabobank Nederland NV
5.31%, 12/01/06	1,292,906	1,292,906

		1,644,592
VARIABLE & FLOATING RATE NOTES(c)—5.80%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	1,493,306	1,493,490
Allstate Life Global Funding Trusts
5.30%, 11/02/07	161,613	161,613
American Express Bank
5.29%, 02/28/07	646,453	646,451
American Express Centurion Bank
5.41%, 07/19/07	711,098	711,619
American Express Credit Corp.
5.42%, 07/05/07	193,936	194,012
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	101,626	101,626
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	484,840	484,840

ASIF Global Financing
5.41%, 05/03/07(d)	64,645	64,660
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	420,194	420,194
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	937,356	937,385
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	1,648,455	1,648,512
BMW US Capital LLC
5.32%, 12/14/07(d)	646,453	646,453
BNP Paribas
5.35%, 05/18/07(d)	1,195,938	1,195,938
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	471,911	471,910
CC USA Inc.
5.37%, 07/30/07(d)	323,226	323,256
Commodore CDO Ltd.
5.47%, 06/12/07(d)	161,613	161,613
Credit Agricole SA
5.34%, 07/23/07	646,453	646,453
Credit Suisse First Boston NY
5.38%, 04/24/07	323,226	323,234
Cullinan Finance Corp.
5.36%, 04/25/07(d)	161,613	161,613
DEPFA Bank PLC
5.43%, 09/14/07	646,453	646,453
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	743,421	743,451
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	646,453	646,453
Fifth Third Bancorp
5.30%, 12/23/07(d)	1,292,906	1,292,906
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	646,453	646,415
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	678,775	678,889
Granite Master Issuer PLC
5.29%, 08/20/07(d)	2,262,585	2,262,585
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	517,162	517,217
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	969,679	969,787
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	646,453	646,453
Holmes Financing PLC
5.29%, 07/16/07(d)	1,131,292	1,131,292
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	1,777,745	1,777,746
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	484,840	484,824
Kestrel Funding LLC
5.30%, 07/11/07(d)	258,581	258,564
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	387,872	387,872
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	673,364	673,363
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	711,098	711,066
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	255,998	255,998
Marshall & Ilsley Bank
5.30%, 12/14/07	355,549	355,549
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	1,169,905	1,169,904
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	969,679	969,679
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	64,645	64,645
Monumental Global Funding II
5.38%, 12/27/06(d)	129,291	129,293
Mound Financing PLC
5.29%, 05/08/07(d)	607,666	607,666
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	2,327,230	2,327,210

National City Bank of Indiana
5.35%, 05/21/07	323,226	323,239
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	2,133,294	2,133,663
Newcastle Ltd.
5.34%, 04/24/07(d)	227,875	227,848
Northern Rock PLC
5.36%, 08/03/07(d)	775,743	775,757
Northlake CDO I
5.46%, 09/06/07(d)	193,936	193,936
Pricoa Global Funding I
5.31%, 11/27/07	872,711	872,711
Principal Life Global Funding I
5.81%, 02/08/07	290,904	291,160
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	937,356	937,343
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	646,453	646,453
Strips III LLC
5.37%, 07/24/07(d)	144,151	144,151
SunTrust Bank
5.29%, 05/01/07	646,453	646,469
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	1,577,345	1,577,249
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	905,034	905,034
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	825,708	825,708
Wachovia Bank N.A.
5.36%, 05/22/07	1,292,906	1,292,906
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	484,840	485,043
Wells Fargo & Co.
5.33%, 11/15/07(d)	323,226	323,244
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	484,840	484,840
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,939,358	1,939,073
Wind Master Trust
5.31%, 07/25/07(d)	258,581	258,581

		46,434,560

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,868,529)		86,868,529

TOTAL INVESTMENTS IN SECURITIES—110.27%
(Cost: $750,644,696)		882,895,107
Other Assets, Less Liabilities—(10.27)%		(82,240,737)

NET ASSETS—100.00%		$800,654,370

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.79%

BANKS—24.88%
Erste Bank der Oesterreichischen Sparkassen AG	1,094,628	$79,818,638
Raiffeisen International Bank Holding AG	161,780	19,042,936

		98,861,574
BUILDING MATERIALS—4.89%
Wienerberger AG	364,178	19,415,648

		19,415,648
CHEMICALS—0.14%
Lenzing AG	1,746	546,201

		546,201
ELECTRIC—5.85%
EVN AG	37,506	4,293,978
Oesterreichische Elektrizitaetswirtschafts AG Class A	378,168	18,948,406

		23,242,384
ENGINEERING & CONSTRUCTION—1.92%
Flughafen Wien AG(a)	82,878	7,609,928

		7,609,928
ENTERTAINMENT—0.72%
bwin Interactive Entertainment AG(b)	130,060	2,856,685

		2,856,685
ENVIRONMENTAL CONTROL—0.22%
BWT AG	12,654	553,693
Christ Water Technology AG(b)	19,722	314,233

		867,926
FOREST PRODUCTS & PAPER—1.25%
Mayr-Melnhof Karton AG	27,360	4,962,783

		4,962,783
INSURANCE—3.48%
Wiener Staedtische Allgemeine Versicherung AG	201,006	13,817,760

		13,817,760
IRON & STEEL—9.50%
Boehler-Uddeholm AG	275,489	17,491,856
voestalpine AG	408,524	20,269,056

		37,760,912
MACHINERY—3.43%
Andritz AG	70,680	13,631,877

		13,631,877
MACHINERY-CONSTRUCTION & MINING—0.08%
Palfinger AG	2,508	306,617

		306,617
MANUFACTURING—1.79%
RHI AG(b)	155,382	7,126,445

		7,126,445

OIL & GAS—12.98%
OMV AG	960,792	51,579,902

		51,579,902
REAL ESTATE—14.36%
CA Immobilien Anlagen AG(b)	627,659	18,262,255
Immoeast Immobilien Anlagen AG(b)	604,511	8,173,357
Immofinanz Immobilien Anlagen AG(b)	844,483	11,115,686
Meinl European Land Ltd.(b)	827,008	19,513,080

		57,064,378
TELECOMMUNICATIONS—14.30%
Telekom Austria AG	2,143,346	56,822,246

		56,822,246

TOTAL COMMON STOCKS
(Cost: $319,672,193)		396,473,266

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.51%

CERTIFICATES OF DEPOSIT(c)—0.03%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$31,244	31,244
Societe Generale
5.33%, 12/08/06	44,635	44,635
Wells Fargo Bank N.A.
4.78%, 12/05/06	35,708	35,708

		111,587
COMMERCIAL PAPER(c)—0.27%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	53,611	52,708
ASAP Funding Ltd.
5.30%, 12/11/06(d)	44,635	44,569
Aspen Funding Corp.
5.26%, 02/21/07(d)	29,013	28,665
Beta Finance Inc.
5.27%, 01/25/07(d)	8,927	8,855
Bryant Park Funding LLC
5.28%, 12/14/06(d)	14,091	14,064
CAFCO LLC
5.26%, 01/30/07(d)	22,317	22,122
Cantabric Finance LLC
5.26%, 01/25/07(d)	17,854	17,710
Charta LLC
5.27%, 12/14/06(d)	6,695	6,682
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	52,669	51,777
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	4,463	4,437
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	51,426	51,027
Eureka Securitization
5.26%, 02/09/07(d)	55,793	55,223
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	40,618	40,201
Galleon Capital Corp.
5.27%, 12/18/06(d)	6,241	6,225
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	4,463	4,457
Grampian Funding LLC
5.23%, 04/23/07(d)	20,086	19,668

HBOS Treasury Services PLC
5.27%, 12/15/06(d)	8,927	8,909
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	33,476	33,313
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	146,891	145,582
Lockhart Funding LLC
5.28%, 02/09/07(d)	44,635	44,176
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	44,635	44,608
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	58,025	57,177
Nestle Capital Corp.
5.19%, 08/09/07(d)	26,781	25,812
Norddeutsche Landesbank
5.27%, 02/15/07	42,403	41,932
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	23,781	23,609
Sedna Finance Inc.
5.22%, 04/17/07(d)	25,442	24,936
Societe Generale
5.18%, 05/16/07(d)	111,587	108,921
Sydney Capital Corp.
5.27%, 12/08/06(d)	1,065	1,063
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	80,342	79,957
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	26,084	25,798

		1,094,183
MEDIUM-TERM NOTES(c)—0.05%
Bank of America N.A.
5.28%, 04/20/07	11,159	11,159
Cullinan Finance Corp.
5.71%, 06/28/07(d)	33,476	33,476
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	8,020	8,020
K2 USA LLC
5.39%, 06/04/07(d)	33,476	33,476
Marshall & Ilsley Bank
5.18%, 12/15/06	44,635	44,641
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	52,223	52,222

		182,994
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	1,917	1,917

		1,917
REPURCHASE AGREEMENTS(c)—0.32%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $89,282 (collateralized by non-U.S. Government debt securities, value $91,959, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$89,269	89,269
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $133,924 (collateralized by non-U.S. Government debt securities, value $136,600, 0.00% to 7.00%, 9/1/18 to 11/1/36).	133,904	133,904

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $66,962 (collateralized by non-U.S. Government debt securities, value $73,657, 0.00% to 10.00%, 12/20/07 to 11/25/46).	66,952	66,952
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,464 (collateralized by non-U.S. Government debt securities, value $4,598, 4.62%, 5/17/07).	4,463	4,463
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $156,244 (collateralized by non-U.S. Government debt securities, value $164,053, 4.11% to 5.66%, 5/25/34 to 9/25/45).	156,221	156,221
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $49,105 (collateralized by non-U.S. Government debt securities, value $54,770, 0.00% to 10.00%, 6/1/28 to 11/16/36).	49,098	49,098
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $26,785 (collateralized by non-U.S. Government debt securities, value $29,491, 0.00% to 10.00%, 6/1/28 to 11/16/36).	26,781	26,781
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $89,282 (collateralized by non-U.S. Government debt securities, value $93,745, 3.52% to 7.38%, 6/15/10 to 12/12/44).	89,269	89,269
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $22,320 (collateralized by non-U.S. Government debt securities, value $23,436, 3.52% to 7.38%, 6/15/10 to 12/12/44).	22,317	22,317
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $44,642 (collateralized by non-U.S. Government debt securities, value $45,667, 0.00% to 10.00%, 12/6/06 to 1/1/10).	44,635	44,635
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $26,785 (collateralized by non-U.S. Government debt securities, value $27,989, 0.00% to 10.00%, 12/6/06 to 1/1/10).	26,781	26,781
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $22,320 (collateralized by non-U.S. Government debt securities, value $23,438, 5.28% to 5.34%, 7/1/24 to 5/1/46).	22,317	22,317
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $11,161 (collateralized by non-U.S. Government debt securities, value $11,720, 4.75% to 9.63%, 12/1/09 to 5/1/11).	11,159	11,159
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $89,282 (collateralized by non-U.S. Government debt securities, value $93,746, 0.00% to 9.45%, 1/18/11 to 12/20/54).	89,269	89,269
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $133,924 (collateralized by non-U.S. Government debt securities, value $141,321, 0.00% to 10.38%, 6/1/07 to 3/15/32).	133,904	133,904

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $66,962 (collateralized by non-U.S. Government debt securities, value $69,606, 0.00% to 10.38%, 6/1/07 to 3/15/32).	66,952	66,952
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $44,642 (collateralized by non-U.S. Government debt securities, value $47,228, 5.40% to 6.45%, 4/22/21 to 9/11/41).	44,635	44,635
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $60,266 (collateralized by non-U.S. Government debt securities, value $62,286, 0.00% to 10.00%, 12/1/06 to 11/30/36).	60,257	60,257
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $32,133 (collateralized by non-U.S. Government debt securities, value $32,927, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	31,244	31,244
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $116,067 (collateralized by non-U.S. Government debt securities, value $121,868, 3.86% to 8.17%, 11/15/09 to 6/10/46).	116,050	116,050

		1,285,477
TIME DEPOSITS(c)—0.03%
Deutsche Bank AG
5.38%, 12/01/06	24,282	24,282
Rabobank Nederland NV
5.31%, 12/01/06	89,269	89,269

		113,551
VARIABLE & FLOATING RATE NOTES(c)—0.81%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	103,106	103,118
Allstate Life Global Funding Trusts
5.30%, 11/02/07	11,159	11,159
American Express Bank
5.29%, 02/28/07	44,635	44,634
American Express Centurion Bank
5.41%, 07/19/07	49,098	49,134
American Express Credit Corp.
5.42%, 07/05/07	13,390	13,396
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	7,017	7,017
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	33,476	33,476
ASIF Global Financing
5.41%, 05/03/07(d)	4,463	4,464
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	29,013	29,013
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	64,720	64,722
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	113,818	113,823
BMW US Capital LLC
5.32%, 12/14/07(d)	44,635	44,635
BNP Paribas
5.35%, 05/18/07(d)	82,574	82,574
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	32,583	32,583
CC USA Inc.
5.37%, 07/30/07(d)	22,317	22,319
Commodore CDO Ltd.
5.47%, 06/12/07(d)	11,159	11,159

Credit Agricole SA
5.34%, 07/23/07	44,635	44,635
Credit Suisse First Boston NY
5.38%, 04/24/07	22,317	22,318
Cullinan Finance Corp.
5.36%, 04/25/07(d)	11,159	11,159
DEPFA Bank PLC
5.43%, 09/14/07	44,635	44,635
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	51,330	51,332
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	44,635	44,635
Fifth Third Bancorp
5.30%, 12/23/07(d)	89,269	89,269
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	44,635	44,632
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	46,866	46,874
Granite Master Issuer PLC
5.29%, 08/20/07(d)	156,221	156,221
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	35,708	35,711
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	66,952	66,960
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	44,635	44,635
Holmes Financing PLC
5.29%, 07/16/07(d)	78,111	78,111
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	122,745	122,745
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	33,476	33,475
Kestrel Funding LLC
5.30%, 07/11/07(d)	17,854	17,853
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	26,781	26,781
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	46,493	46,493
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	49,098	49,096
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	17,675	17,675
Marshall & Ilsley Bank
5.30%, 12/14/07	24,549	24,549
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	80,777	80,776
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	66,952	66,952
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	4,463	4,463
Monumental Global Funding II
5.38%, 12/27/06(d)	8,927	8,927
Mound Financing PLC
5.29%, 05/08/07(d)	41,957	41,957
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	160,685	160,683
National City Bank of Indiana
5.35%, 05/21/07	22,317	22,318
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	147,294	147,320
Newcastle Ltd.
5.34%, 04/24/07(d)	15,734	15,732
Northern Rock PLC
5.36%, 08/03/07(d)	53,562	53,562
Northlake CDO I
5.46%, 09/06/07(d)	13,390	13,390
Pricoa Global Funding I
5.31%, 11/27/07	60,257	60,257

Principal Life Global Funding I
5.81%, 02/08/07	20,086	20,103
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	64,720	64,720
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	44,635	44,635
Strips III LLC
5.37%, 07/24/07(d)	9,953	9,953
SunTrust Bank
5.29%, 05/01/07	44,635	44,636
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	108,909	108,901
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	62,488	62,489
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	57,011	57,011
Wachovia Bank N.A.
5.36%, 05/22/07	89,269	89,269
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	33,476	33,490
Wells Fargo & Co.
5.33%, 11/15/07(d)	22,317	22,318
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	33,476	33,475
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	133,904	133,884
Wind Master Trust
5.31%, 07/25/07(d)	17,854	17,854

		3,206,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,995,804)		5,995,804

TOTAL INVESTMENTS IN SECURITIES—101.30%
(Cost: $325,667,997)		402,469,070
Other Assets, Less Liabilities—(1.30)%		(5,146,980)

NET ASSETS—100.00%		$397,322,090

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.78%

BANKS—49.12%
Banque Nationale de Belgique	224	$1,025,276
Dexia	843,952	23,045,232
Fortis	1,296,512	52,915,432
KBC Group NV	284,848	32,075,443

		109,061,383
BEVERAGES—4.99%
InBev	168,500	11,067,249

		11,067,249
CHEMICALS—4.87%
Solvay SA	75,884	10,813,214

		10,813,214
ELECTRICAL COMPONENTS & EQUIPMENT—1.33%
NV Bekaert SA	25,536	2,960,116

		2,960,116
ELECTRONICS—0.63%
Barco NV	16,352	1,393,729

		1,393,729
FOOD—6.95%
Colruyt SA	31,917	6,045,753
Delhaize Group	117,871	9,382,446

		15,428,199
HOLDING COMPANIES - DIVERSIFIED—8.15%
Groupe Bruxelles Lambert SA	94,277	10,759,820
Sofina SA	69,267	7,326,986

		18,086,806
MANUFACTURING—1.39%
AGFA-Gevaert NV	129,920	3,086,101

		3,086,101
MINING—3.57%
Umicore	52,729	7,933,074

		7,933,074
PHARMACEUTICALS—5.80%
Omega Pharma SA	37,704	2,608,880
UCB SA	161,822	10,274,701

		12,883,581
REAL ESTATE INVESTMENT TRUSTS—4.42%
Cofinimmo	49,056	9,805,948

		9,805,948

RETAIL—1.05%
SA D’Ieteren NV	6,944	2,331,530

		2,331,530
TELECOMMUNICATIONS—6.71%
Belgacom SA	252,681	10,832,002
Mobistar SA	48,301	4,059,210

		14,891,212
TRANSPORTATION—0.80%
Compagnie Maritime Belge SA	21,590	852,263
Euronav SA	29,813	928,292

		1,780,555

TOTAL COMMON STOCKS
(Cost: $193,712,696)		221,522,697

SHORT-TERM INVESTMENTS—0.03%
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29% (a) (b)	70,792	70,792

		70,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,792)		70,792

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $193,783,488)		221,593,489
Other Assets, Less Liabilities—0.19%		423,165

NET ASSETS—100.00%		$222,016,654

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—38.93%

AEROSPACE & DEFENSE—1.74%
Empresa Brasileira de Aeronautica SA	4,698,426	$48,897,548

		48,897,548
AGRICULTURE—0.76%
Souza Cruz SA	1,229,900	21,279,945

		21,279,945
BANKS—4.95%
Banco Nossa Caixa SA	609,800	14,182,577
Unibanco Uniao de Bancos Brasileiros SA	14,675,920	124,755,507

		138,938,084
CHEMICALS—0.46%
Braskem SA Class A	1,766,836	12,901,745

		12,901,745
COMMERCIAL SERVICES—0.88%
Companhia de Concessoes Rodoviarias	1,924,600	24,536,201

		24,536,201
COSMETICS & PERSONAL CARE—0.85%
Natura Cosmeticos SA	1,766,800	23,955,224

		23,955,224
ELECTRIC—1.97%
Centrais Eletricas Brasileiras SA	1,446,000,000	34,393,515
EDP - Energias do Brasil SA	756,000	10,215,271
Tractebel Energia SA	1,388,200	10,490,192

		55,098,978
FOOD—0.81%
Cosan SA Industria e Comercio(a)	790,090	13,776,303
Perdigao SA	739,700	8,916,791

		22,693,094
HEALTH CARE - SERVICES—0.41%
Diagnosticos da America SA(a)	545,100	11,603,239

		11,603,239
INTERNET—0.51%
Submarino SA	484,530	14,417,066

		14,417,066
IRON & STEEL—1.99%
Companhia Siderurgica Nacional SA	1,556,184	46,591,904
Gerdau SA	693,100	9,079,899

		55,671,803

MINING—7.97%
Companhia Vale do Rio Doce ADR	8,052,822	223,546,339

		223,546,339
OIL & GAS—10.36%
Petroleo Brasileiro SA	12,312,400	290,574,919

		290,574,919
REAL ESTATE—1.02%
Cyrela Brazil Realty SA	1,009,600	19,481,869
Gafisa SA(a)	631,000	9,197,825

		28,679,694
RETAIL—0.62%
Lojas Renner SA	1,317,100	17,266,748

		17,266,748
TELECOMMUNICATIONS—1.37%
Brasil Telecom Participacoes SA	855,200,000	13,059,511
Tele Norte Leste Participacoes SA	793,538	25,410,842

		38,470,353
TRANSPORTATION—1.40%
All America Latina Logistica SA	4,417,000	39,141,856

		39,141,856
WATER—0.86%
Companhia de Saneamento Basico do Estado de Sao Paulo	199,340,000	24,075,771

		24,075,771

TOTAL COMMON STOCKS
(Cost: $761,913,071)		1,091,748,607

PREFERRED STOCKS—60.19%

AIRLINES—1.32%
Gol Linhas Aereas Inteligentes SA	594,100	16,968,002
Tam SA	705,300	19,908,977

		36,876,979
BANKS—12.39%
Banco Bradesco SA	5,715,000	215,271,171
Banco Itau Holding Financeira SA	3,958,470	132,254,296

		347,525,467
BEVERAGES—4.31%
Companhia de Bebidas das Americas	261,230,000	120,823,407

		120,823,407
BUILDING MATERIALS—0.73%
Duratex SA	1,517,020	20,463,273

		20,463,273
ELECTRIC—4.45%
Centrais Eletricas Brasileiras SA Class B	1,215,200,000	25,917,895
Companhia Energetica de Minas Gerais	1,223,500,000	55,479,302
Companhia Energetica de Sao Paulo Class B(a)	1,766,800,000	17,970,512
Companhia Paranaense de Energia Class B	1,514,400,000	16,748,795
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B(a)	189,300,000	8,497,039

		124,613,543

FOOD—1.22%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	454,320,000	14,186,723
Sadia SA	6,310,000	20,118,417

		34,305,140
FOREST PRODUCTS & PAPER—2.90%
Aracruz Celulose SA Class B	6,233,200	38,102,995
Klabin SA	7,748,000	18,643,961
Votorantim Celulose e Papel SA	1,226,900	24,640,194

		81,387,150
GAS—0.23%
Companhia de Gas de Sao Paulo Class A	43,280,000	6,528,851

		6,528,851
IRON & STEEL—3.86%
Gerdau SA	3,872,373	61,105,007
Usinas Siderurgicas de Minas Gerais SA Class A	1,388,200	46,990,666

		108,095,673
MACHINERY—0.66%
Weg SA	3,085,500	18,561,546

		18,561,546
MINING—9.49%
Companhia Vale do Rio Doce Class A	11,371,900	266,168,765

		266,168,765
OIL & GAS—13.55%
Petroleo Brasileiro SA	17,913,100	379,896,980

		379,896,980
RETAIL—0.70%
Lojas Americanas SA	407,400,000	19,719,594

		19,719,594
TELECOMMUNICATIONS—4.19%
Brasil Telecom Participacoes SA	2,902,600,000	21,893,731
Tele Norte Leste Participacoes SA	3,097,539	45,868,231
Telemig Celular Participacoes SA	2,650,200,000	4,880,979
Telesp Celular Participacoes SA(a)	5,300,383	20,357,788
TIM Participacoes SA	7,193,400,000	24,366,348

		117,367,077
TEXTILES—0.19%
Companhia de Tecidos Norte de Minas	50,480,400	5,372,741

		5,372,741

TOTAL PREFERRED STOCKS
(Cost: $1,213,245,377)		1,687,706,186
SHORT-TERM INVESTMENTS—0.16%
MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(b) (c)	4,448,403	4,448,403

		4,448,403

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,448,403)	4,448,403

TOTAL INVESTMENTS IN SECURITIES—99.28%
(Cost: $1,979,606,851)	2,783,903,196
Other Assets, Less Liabilities—0.72%	20,082,072

NET ASSETS—100.00%	$2,803,985,268

ADR - American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—0.24%
CAE Inc.	286,026	$2,602,287

		2,602,287
AIRLINES—0.26%
ACE Aviation Holdings Inc. Class A(a)	93,910	2,878,152

		2,878,152
APPAREL—0.34%
Gildan Activewear Inc.(a)	68,380	3,740,542

		3,740,542
AUTO PARTS & EQUIPMENT—0.88%
Magna International Inc. Class A	124,950	9,603,206

		9,603,206
BANKS—17.92%
Bank of Montreal	576,749	34,539,286
Bank of Nova Scotia	1,138,729	51,801,201
Canadian Imperial Bank of Commerce	384,232	30,180,044
National Bank of Canada	192,951	10,711,991
Royal Bank of Canada	1,484,017	69,236,800

		196,469,322
BEVERAGES—0.12%
Cott Corp.(a)	93,477	1,272,826

		1,272,826
CHEMICALS—2.55%
Agrium Inc.	155,778	4,782,466
Methanex Corp.	133,712	3,307,674
NOVA Chemicals Corp.	99,522	2,889,798
Potash Corp. of Saskatchewan Inc.	120,289	16,953,165

		27,933,103
COMMERCIAL SERVICES—0.29%
Quebecor World Inc.	112,512	1,310,341
Ritchie Bros. Auctioneers Inc.	33,757	1,827,962

		3,138,303
COMPUTERS—2.64%
CGI Group Inc.(a)	341,399	2,358,702
Research In Motion Ltd.(a)	191,250	26,585,760

		28,944,462
DIVERSIFIED FINANCIAL SERVICES—0.98%
CI Financial Income Fund	73,919	1,699,101
IGM Financial Inc.	139,285	5,873,875
TSX Group Inc.	79,188	3,168,907

		10,741,883
ELECTRIC—0.74%
Fortis Inc.	121,950	3,006,035

TransAlta Corp.	228,471	5,157,603

		8,163,638
ELECTRONICS—0.19%
Celestica Inc.(a)	229,993	2,088,465

		2,088,465
ENGINEERING & CONSTRUCTION—0.44%
SNC-Lavalin Group Inc.	172,648	4,886,150

		4,886,150
FOOD—0.72%
Loblaw Companies Ltd.	140,809	5,850,602
Saputo Inc.	62,222	2,076,428

		7,927,030
FOREST PRODUCTS & PAPER—0.34%
Abitibi-Consolidated Inc.	525,698	1,215,274
Canfor Corp.(a)	90,525	816,469
Domtar Inc.(a)	240,125	1,722,087

		3,753,830
HAND & MACHINE TOOLS—0.37%
Finning International Inc.	103,419	4,043,484

		4,043,484
HEALTH CARE-SERVICES—0.28%
MDS Inc.	165,750	3,033,428

		3,033,428
HOLDING COMPANIES-DIVERSIFIED—2.09%
Brookfield Asset Management Inc. Class A	403,284	19,260,166
Onex Corp.	147,984	3,654,246

		22,914,412
INSURANCE—11.22%
Fairfax Financial Holdings Ltd.	20,784	3,807,731
Great-West Lifeco Inc.	312,350	9,094,254
Manulife Financial Corp.	1,813,861	59,911,416
Power Corp. of Canada	394,985	12,313,018
Power Financial Corp.	288,993	9,441,619
Sun Life Financial Inc.	665,495	28,408,828

		122,976,866
IRON & STEEL—0.64%
Algoma Steel Inc.(a)	43,716	1,334,065
IPSCO Inc.	55,390	5,650,556

		6,984,621
LODGING—0.24%
Four Seasons Hotels Inc.	32,458	2,601,756

		2,601,756
MANUFACTURING—0.50%
Bombardier Inc. Class B(a)	1,655,052	5,507,178

		5,507,178
MEDIA—3.51%
Astral Media Inc. Class A	57,122	1,952,752
Rogers Communications Inc. Class B	250,970	15,376,857
Shaw Communications Inc. Class B	200,343	6,210,282
Thomson Corp.	273,036	11,645,870
Yellow Pages Income Fund	287,741	3,325,903

		38,511,664

MINING—13.48%
Aber Diamond Corp.	70,112	2,577,322
Agnico-Eagle Mines Ltd.	135,894	5,996,233
Alcan Inc.	429,247	20,586,566
Barrick Gold Corp.	991,217	31,038,459
Bema Gold Corp.(a)	555,896	3,022,867
Cameco Corp.	406,796	15,409,803
Eldorado Gold Corp.(a)	391,160	2,226,392
First Quantum Minerals Ltd.	74,460	3,900,348
Goldcorp Inc.	809,200	25,303,443
Ivanhoe Mines Ltd.(a)	281,696	2,614,691
Kinross Gold Corp.(a)	397,222	4,987,884
Meridian Gold Inc.(a)	118,002	3,649,589
Novelis Inc.	92,178	2,503,819
Pan American Silver Corp.(a)	84,817	2,195,438
Teck Cominco Ltd. Class B	228,471	17,215,350
Yamana Gold Inc.	357,823	4,618,486

		147,846,690
OIL & GAS—25.39%
ARC Energy Trust	109,730	2,219,582
Canadian Natural Resources Ltd.	621,483	33,686,338
Canadian Oil Sands Trust	264,103	6,935,595
Canetic Resources Trust	230,636	3,398,953
Duvernay Oil Corp.(a)	47,175	1,542,895
EnCana Corp.	972,664	50,558,087
Enerplus Resources Fund	139,341	6,405,782
First Calgary Petroleums Ltd.(a)	266,050	1,642,428
Harvest Energy Trust	126,087	2,970,000
Husky Energy Inc.	145,386	9,977,146
Imperial Oil Ltd.	406,786	15,277,628
Nexen Inc.	302,869	16,583,536
Niko Resources Ltd.	40,685	2,853,650
OPTI Canada Inc.(a)	188,275	3,252,772
Penn West Energy Trust	268,273	8,574,400
Petro-Canada	590,637	26,630,385
Precision Drilling Trust	87,305	2,170,393
PrimeWest Energy Trust	93,500	2,048,485
Provident Energy Trust	225,440	2,536,694
Shell Canada Ltd.	246,512	9,357,526
Suncor Energy Inc.	530,336	41,795,306
Talisman Energy Inc.	1,268,100	21,286,757
UTS Energy Corp.(a)	506,480	1,884,886
Western Oil Sands Inc. Class A(a)	170,050	4,742,638

		278,331,862
OIL & GAS SERVICES—0.24%
Trican Well Service Ltd.	132,175	2,640,028

		2,640,028
PHARMACEUTICALS—0.17%
Angiotech Pharmaceuticals Inc.(a)	97,709	856,451
QLT Inc.(a)	116,409	992,840

		1,849,291
PIPELINES—3.28%
Enbridge Inc.	428,890	15,097,529
TransCanada Corp.	615,877	20,838,430

		35,935,959

REAL ESTATE—0.69%
Brookfield Properties Corp.	134,145	5,384,594
MI Developments Inc. Class A	60,586	2,200,089

		7,584,683
RETAIL—2.13%
Alimentation Couche Tard Inc. Class B	161,407	3,575,829
Canadian Tire Corp. Ltd. Class A	90,879	5,773,443
Jean Coutu Group Inc. Class A	164,237	1,697,020
RONA Inc.(a)	147,031	2,755,222
Shoppers Drug Mart Corp.	221,110	9,601,440

		23,402,954
SOFTWARE—0.51%
Cognos Inc.(a)	109,914	4,469,708
Open Text Corp.(a)	60,153	1,132,478

		5,602,186
TELECOMMUNICATIONS—2.82%
BCE Inc.	313,059	7,689,409
Nortel Networks Corp.(a)	4,981,160	10,642,759
TELUS Corp.	69,679	3,418,054
TELUS Corp. NVS	191,250	9,202,441

		30,952,663
TRANSPORTATION—3.56%
Canadian National Railway Co.	613,319	28,796,992
Canadian Pacific Railway Ltd.	183,433	10,201,252

		38,998,244

TOTAL COMMON STOCKS
(Cost: $909,988,600)		1,093,861,168

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29% (b) (c)	15,641	15,641

		15,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,641)		15,641

TOTAL INVESTMENTS IN SECURITIES—99.77%
(Cost: $910,004,241)		1,093,876,809
Other Assets, Less Liabilities—0.23%		2,486,882

NET ASSETS—100.00%		$1,096,363,691

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—97.54%

ARGENTINA—0.94%
BBVA Banco Frances SA ADR	908,883	$8,370,815
Petrobras Energia Participaciones SA ADR(a)	1,710,071	19,152,795
Tenaris SA ADR	2,188,951	102,902,587

		130,426,197
BRAZIL—8.83%
Aracruz Celulose SA ADR	557,124	33,906,567
Banco Bradesco SA ADR	5,137,197	193,723,699
Banco Itau Holding Financiera SA ADR	5,721,141	191,543,801
Brasil Telecom Participacoes SA ADR	670,524	25,245,229
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	816,472	25,326,961
Companhia de Bebidas das Americas ADR	1,037,843	47,854,941
Companhia Vale do Rio Doce ADR	5,606,198	155,628,056
Companhia Vale do Rio Doce Sponsored ADR	7,686,079	181,007,160
Empresa Brasileira de Aeronautica SA ADR	1,146,074	47,722,521
Gerdau SA Sponsored ADR	1,824,825	28,740,994
Petroleo Brasileiro SA ADR	2,105,890	198,269,544
Tele Norte Leste Participacoes SA ADR(b)	1,768,612	26,405,377
Unibanco - Uniao de Bancos Brasileiros SA GDR	647,708	54,841,436
Votorantim Celulose e Papel ADR(b)	773,558	15,393,804

		1,225,610,090
CHILE—1.99%
Banco Santander Chile SA ADR	1,662,132	80,696,509
Compania de Telecomunicaciones de Chile SA ADR	2,007,356	16,018,701
Enersis SA ADR	4,888,650	74,356,367
LAN Airlines SA Sponsored ADR	450,654	22,104,579
Sociedad Quimica y Minera de Chile SA ADR	609,414	83,245,952

		276,422,108
CHINA—6.86%
Angang Steel Co. Ltd.(b)	15,102,000	19,065,583
Bank of China Ltd. Class H(a)(b)	142,630,000	69,128,379
Bank of Communications Co. Ltd. Class H(b)	39,539,000	36,445,925
Beijing Capital International Airport Co. Ltd. Class H(b)	13,428,000	8,631,484
China Construction Bank Class H(b)(c)	168,639,000	88,021,384
China Eastern Airlines Corp. Ltd. Class H(a)(b)	58,730,000	11,023,437
China Life Insurance Co. Ltd. Class H	51,179,000	124,748,195
China Petroleum & Chemical Corp. Class H	119,138,000	94,195,372
China Shipping Development Co. Ltd. Class H	15,120,000	17,747,072
Cofco International Ltd.	5,040,000	4,412,470
COSCO Pacific Ltd.	6,712,000	14,807,215

Datang International Power Generation Co. Ltd. Class H	6,720,000	5,684,592
Guangshen Railway Co. Ltd. Class H	53,766,363	26,888,365
Huadian Power International Corp. Ltd.	28,560,000	11,014,977
Huaneng Power International Inc. Class H(b)	20,136,000	16,412,193
Hunan Non-Ferrous Metal Corp. Ltd. Class H(a)(b)	23,520,000	13,243,890
Industrial & Commercial Bank of China Class H(a)	175,351,000	88,819,558
Jiangsu Expressway Co. Ltd. Class H	5,040,000	3,045,318
Jiangxi Copper Co. Ltd.(b)	16,798,000	18,053,774
Maanshan Iron & Steel Co. Ltd. Class H(b)	18,458,000	9,159,591
PetroChina Co. Ltd. Class H	115,782,000	147,360,262
Ping An Insurance (Group) Co. of China Ltd. Class H	9,648,500	37,026,127
Shanghai Forte Land Co. Class H	5,034,000	2,155,071
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,160,000	9,459,921
Sinotrans Ltd.(b)	20,136,000	7,248,287
Travelsky Technology Ltd. Class H	1,680,000	2,272,109
Tsingtao Brewery Co. Ltd. Class H(b)	3,360,000	4,198,650
Weichai Power Co. Ltd. Class H	3,357,000	10,659,883
Xinao Gas Holdings Ltd.(b)	3,368,000	4,135,039
Yanzhou Coal Mining Co. Ltd. Class H(b)	20,136,800	14,315,935
Zhejiang Expressway Co. Ltd. Class H	20,160,000	13,736,324
Zijin Mining Group Co. Ltd. Class H	26,848,000	18,362,327

		951,478,709
CZECH REPUBLIC—2.05%
CEZ AS(b)	4,629,786	206,169,163
Komercni Banka AS	237,928	35,493,966
Unipetrol AS (a)	3,554,100	37,604,175
Zentiva NV	86,325	5,008,760

		284,276,064
EGYPT—0.51%
Orascom Construction Industries Co. GDR	384,262	32,892,827
Orascom Telecom Holding SAE GDR	661,132	38,147,316

		71,040,143
HONG KONG—4.75%
Air China Ltd.(b)	25,170,000	12,813,936
Beijing Enterprises Holdings Ltd.	3,360,000	6,591,708
Brilliance China Automotive Holdings Ltd.(a)(b)	21,678,000	3,706,594
Chaoda Modern Agriculture Holdings Ltd.(b)	1,678,000	1,048,413
China Everbright Pacific Ltd.(a)(b)	18,686,000	19,338,214
China Mengniu Dairy Co. Ltd.	3,356,000	7,369,092
China Merchants Holdings International Co. Ltd.	6,712,000	22,392,029
China Mobile Ltd.	30,625,000	257,488,591
China Overseas Land & Investment Ltd.	26,848,000	29,372,820
China Resources Enterprises Ltd.	11,760,000	29,844,109
China Resources Land Ltd.(b)	26,880,000	27,334,422
China Resources Power Holdings Co.	5,034,000	6,322,836
China Travel International Investment Hong Kong Ltd.(b)	59,016,951	15,553,738
Citic Pacific Ltd.	9,240,000	30,647,554
CNOOC Ltd.	100,680,000	88,791,515
Denway Motors Ltd.	31,882,000	12,542,125
GOME Electrical Appliances Holdings Ltd.(b)	7,455,000	5,731,298
Guangdong Investment Ltd.	11,750,110	5,151,106
Guangzhou Investment Co. Ltd.	28,526,000	7,187,884
Lenovo Group Ltd.(b)	35,238,000	14,179,461

Li Ning Co. Ltd.(b)	3,356,000	4,478,406
Nine Dragons Paper Holdings Ltd.(b)	9,229,000	16,539,469
Shanghai Industrial Holdings Ltd.	3,360,000	7,153,255
Shenzhen Investment Ltd.	26,870,000	11,399,499
Sinochem Hong Kong Holding Ltd.(b)	28,342,000	11,586,753
TPV Technology Ltd.	6,748,000	4,658,579

		659,223,406
HUNGARY—1.90%
BorsodChem Rt	696,483	10,686,768
Gedeon Richter Rt(b)	401,138	82,923,848
Magyar Telekom Telecommunications PLC(a)	2,962,440	14,467,951
MOL Magyar Olaj-es Gazipari Rt(b)	542,833	61,157,312
OTP Bank Ltd.(b)	2,455,753	94,183,054

		263,418,933
INDIA—6.19%
HDFC Bank Ltd. ADR	2,126,865	161,663,009
ICICI Bank Ltd. ADR	3,406,340	132,540,689
Infosys Technologies Ltd. ADR	3,378,204	180,835,260
Mahanagar Telephone Nigam Ltd. ADR	5,027,463	29,812,856
Reliance Industries Ltd. GDR(c)	1,359,180	76,114,080
Satyam Computer Services Ltd. ADR	4,923,308	114,959,242
Videsh Sanchar Nigam Ltd. ADR(b)	4,606,949	87,808,448
Wipro Ltd. ADR(b)	4,777,626	74,913,176

		858,646,760
INDONESIA—2.44%
PT Aneka Tambang Tbk	45,306,000	37,322,455
PT Astra Agro Lestari Tbk	2,097,500	2,437,357
PT Astra International Inc. Tbk	13,843,500	24,092,070
PT Bank Central Asia Tbk	42,000,000	24,288,053
PT Bank Danamon Indonesia Tbk	13,015,487	8,875,809
PT Bank Internasional Indonesia Tbk	117,879,500	3,022,552
PT Bank Mandiri Tbk	28,106,500	8,510,151
PT Bank Pan Indonesia Tbk(a)	212,341,522	12,511,120
PT Bank Rakyat Indonesia Tbk	38,625,061	22,547,090
PT Berlian Laju Tanker Tbk	22,260,000	4,226,121
PT Bumi Resources Tbk	123,963,500	10,955,858
PT Indosat Tbk	1,258,500	789,566
PT Kalbe Farma Tbk(a)	255,157,156	32,851,657
PT Perusahaan Gas Negara Tbk	15,941,000	18,958,745
PT Ramayana Lestari Sentosa Tbk	84,009,870	7,608,095
PT Semen Gresik (Persero) Tbk	435,500	1,520,567
PT Telekomunikasi Indonesia Tbk	98,584,500	106,490,622
PT United Tractors Tbk	16,424,271	11,558,816

		338,566,704
ISRAEL—3.45%
Africa Israel Investments Ltd.	76,440	5,361,617
AudioCodes Ltd.(a)(b)	719,872	6,917,970
Bank Hapoalim Ltd.	9,745,152	47,024,955
Bank Leumi Le-Israel	12,758,828	51,396,411
Check Point Software Technologies Ltd.(a)	1,358,341	31,106,009
Clal Industries and Investments Ltd.	457,255	2,537,550
Clal Insurance Co. Ltd.	83,061	2,101,992
Discount Investment Corporation Ltd.	70,560	2,063,547
ECI Telecom Ltd.(a)	411,949	3,658,107
Elbit Systems Ltd.	642,674	21,144,581
Elite Industries Ltd.	188,775	2,101,457
Israel Chemicals Ltd.	6,862,181	41,270,192

Israel Corp. Ltd. (The)	9,229	4,660,209
srael Discount Bank Class A(a)	14,405,251	30,933,918
Koor Industries Ltd.(a)	271,893	14,146,131
Makhteshim-Agan Industries Ltd.	2,950,048	15,710,397
Mizrahi Tefahot Bank Ltd.	4,591,180	33,524,277
NICE Systems Ltd.(a)	168,000	5,471,887
Orbotech Ltd.(a)	567,081	14,488,920
Super-Sol Ltd.(a)	1,648,778	6,155,697
Syneron Medical Ltd.(a)	167,800	3,891,282
Teva Pharmaceutical Industries Ltd.	4,141,304	133,420,313

		479,087,419
MEXICO—7.07%
Alfa SAB de CV Class A(b)	3,607,700	21,382,778
America Movil SA de CV Series L(b)	89,773,000	199,235,277
Carso Infraestructura y Construccion SA de CV(a)(b)	2,833,200	2,143,153
Cemex SA de CV Series CPO(a)(b)	39,181,300	127,780,016
Consorcio Ara SA de CV(b)	5,880,000	34,615,437
Controladora Comercial Mexicana SA de CV(b)	9,396,800	18,701,587
Corporacion GEO SA de CV Series B(a)(b)	5,612,700	24,218,781
Desarrolladora Homex SA de CV(a)(b)	1,083,900	8,911,575
Empresas ICA SAB de CV(a)(b)	5,165,600	18,649,766
Fomento Economico Mexicano SA de CV Class UBD(b)	5,124,000	53,849,553
Grupo Carso SA de CV Series A1(b)	756,741	2,598,645
Grupo Financiero Banorte SA de CV Series O(b)	10,084,456	37,563,942
Grupo Mexico SA de CV Series B(b)	11,340,000	41,055,092
Grupo Modelo SA de CV Series C(b)	11,018,198	59,734,895
Grupo Televisa SA Series CPO(b)	17,367,300	91,393,130
Industrias Penoles SA de CV Series CP(b)	756,988	6,738,586
Kimberly-Clark de Mexico SA de CV Class A(b)	6,208,600	25,762,739
Telefonos de Mexico SA de CV Series L(b)	48,158,600	63,006,792
TV Azteca SA de CV Series CPO(b)	10,487,500	6,941,544
Urbi Desarrollos Urbanos SA de CV(a)(b)	3,416,300	10,737,622
Wal-Mart de Mexico SA de CV Series V(b)	33,560,000	125,283,425

		980,304,335
PERU—0.31%
Compania de Minas Buenaventura SA ADR	1,485,032	42,382,813

		42,382,813
PHILIPPINE ISLANDS—1.38%
Ayala Corp.	2,542,170	25,467,772
Ayala Land Inc. Class B	31,043,000	9,064,106
Bank of the Philippine Islands	19,935,300	24,889,017
Filinvest Land Inc.(a)	261,819,500	8,541,031
Globe Telecom Inc.	385,940	9,714,559
Jollibee Foods Corp.	32,301,500	26,018,123
Manila Electric Co. Class B(a)	9,312,900	6,094,830
Megaworld Corp.	172,128,600	7,556,189
Metropolitan Bank & Trust Co.	40	39
Petron Corp.	168,639,000	13,583,487
Philippine Long Distance Telephone Co.	662,810	32,833,520
SM Investments Corp.	1,602,490	9,842,115
SM Prime Holdings Inc.	93,968,000	18,543,827

		192,148,615
RUSSIA—9.75%
JSC MMC Norilsk Nickel ADR	523,536	81,148,080
LUKOIL ADR	3,506,181	312,050,109
Mobile TeleSystems Sponsored ADR	755,100	36,320,310

OAO Gazprom ADR	14,315,018	668,511,341
OAO Tatneft ADR	206,981	20,180,648
Polyus Gold ADR(a)(b)(d)	475,947	23,916,337
Rostelecom ADR(b)	600,727	23,091,946
Surgutneftegaz ADR(b)	1,786,288	123,253,872
Vimpel-Communications Sponsored ADR(a)	839,000	63,839,510

		1,352,312,153
SOUTH AFRICA—9.72%
African Bank Investments Ltd.	8,166,921	32,172,633
Alexander Forbes Ltd.(a)	8,115,787	17,359,670
Anglo Platinum Ltd.	442,154	51,009,831
AngloGold Ashanti Ltd.	924,620	44,258,069
AVI Ltd.	3,383,248	8,839,700
Barloworld Ltd.	1,772,172	36,425,065
Bidvest Group Ltd.	2,093,499	37,224,242
Consol Ltd.	3,383,248	8,071,236
Edgars Consolidated Stores Ltd.	3,548,970	18,520,665
FirstRand Ltd.	22,173,943	61,087,456
Foschini Ltd.	4,842,968	38,129,621
Gold Fields Ltd.	2,764,551	51,178,624
Impala Platinum Holdings Ltd.	3,175,168	80,084,363
Imperial Holdings Ltd.(a)	2,017,437	41,463,408
Investec Ltd.	3,679,160	42,291,435
JD Group Ltd.	2,386,204	26,401,616
Liberty Group Ltd.	621,701	6,722,731
Metropolitan Holdings Ltd.	7,432,868	14,241,691
Mittal Steel South Africa Ltd.	3,013,048	38,333,570
MTN Group Ltd.	8,755,852	89,312,435
Nampak Ltd.	5,810,348	17,002,934
Naspers Ltd.	2,890,733	58,811,638
Nedbank Group Ltd.	2,644,529	46,248,164
Network Healthcare Holdings Ltd.(a)(b)	14,516,522	26,661,245
Pick’n Pay Stores Ltd.	3,845,990	17,149,860
Reunert Ltd.	1,331,493	14,787,666
Sanlam Ltd.	13,436,585	33,328,161
Sappi Ltd.	343,645	5,531,841
Sasol Ltd.	3,606,426	126,391,380
Shoprite Holdings Ltd.	9,778,546	34,746,967
SPAR Group Ltd. (The)	1,349,236	7,896,591
Standard Bank Group Ltd.	7,544,370	92,514,135
Steinhoff International Holdings Ltd.	1,410,359	4,319,762
Telkom South Africa Ltd.	1,016,180	19,045,631
Tiger Brands Ltd.	1,295,149	28,064,194
Tongaat-Hulett Group Ltd.	1,220,934	16,588,199
Truworths International Ltd.	7,498,146	31,251,635
Woolworths Holdings Ltd.	10,899,613	25,288,773

		1,348,756,837
SOUTH KOREA—15.44%
Hyundai Heavy Industries Co. Ltd.	285,120	41,417,335
Kookmin Bank ADR	4,635,475	362,725,919
Korea Electric Power Corp. ADR(b)	12,340,012	265,186,858
KT Corp. ADR	5,935,925	150,772,495
LG.Philips LCD Co. Ltd. ADR(a)(b)	5,260,530	81,801,242
POSCO ADR	5,144,748	405,714,827
Samsung Electronics Co. Ltd. GDR(c)	1,950,675	667,130,850
Samsung Heavy Industries Co. Ltd.	1,080,000	27,309,410
SK Telecom Co. Ltd. ADR	5,379,824	139,498,836

		2,141,557,772

TAIWAN—10.68%
AU Optronics Corp. ADR(b)	11,215,752	150,066,762
Chunghwa Telecom Co. Ltd. Sponsored ADR	14,193,363	269,673,897
Siliconware Precision Industries Co. ADR(b)(e)	34,627,208	271,131,039
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,464,144	499,489,548
United Microelectronics Corp. ADR(b)	82,316,037	291,398,771

		1,481,760,017
THAILAND—2.33%
Advanced Info Service PCL	6,468,000	15,050,244
Aromatics Thailand PCL	8,473,900	7,733,600
Bangkok Bank PCL	7,893,800	28,816,715
Bangkok Expressway PCL	15,624,000	10,797,693
Banpu PCL	2,520,000	12,359,482
Charoen Pokphand Foods PCL	28,000	4,135
Electricity Generating PCL	3,390,700	8,551,159
Kasikornbank PCL	12,012,000	23,933,621
Kiatnakin Bank PCL	6,295,600	5,263,146
Krung Thai Bank PCL	14,360,400	5,522,461
PTT Chemical PCL	5,127,568	11,002,445
PTT Exploration & Production PCL	13,440,000	41,198,272
PTT PCL	7,467,100	47,443,188
Ratchaburi Electricity Generating Holding PCL	27,698,800	31,839,919
Siam Cement PCL	2,520,000	18,398,774
Siam City Cement PCL	504,000	3,651,665
Siam Makro PCL	10,872,400	26,662,148
Thai Airways International PCL	2,349,200	3,060,474
Thai Union Frozen Products PCL	10,080,000	6,910,074
Thanachart Capital PCL	15,114,500	7,244,514
Tisco Bank PCL	6,367,200	4,701,987
United Broadcasting Corp. PCL(a)(d)	5,658,800	2,838,467

		322,984,183
TURKEY—0.95%
Adana Cimento Sanayi TAS Class A(b)	2,310,607	15,822,806
Akbank TAS(b)	3,271,261	18,348,782
Akcansa Cimento Sanayi ve Ticaret AS(b)	439,647	2,329,859
Arcelik AS(b)	788,376	4,367,809
Dogan Yayin Holding AS(a)(b)	2,282,923	8,013,013
Eregli Demir ve Celik Fabrikalari TAS(b)	1,460,272	8,643,041
Hurriyet Gazetecilik ve Matbaacilik AS(b)	1,820,637	5,037,137
Tofas Turk Otomobil Fabrikasi AS(b)	5,944,652	20,456,476
Trakya Cam Sanayii AS(b)	141,032	345,542
Tupras-Turkiye Petrol Rafinerileri AS(b)	725,006	11,975,323
Turk Sise ve Cam Fabrikalari AS(a)(b)	2,757,983	9,965,183
Turkiye Garanti Bankasi AS(b)	3,956,724	13,125,540
Yapi ve Kredi Bankasi AS(a)(b)	7,465,678	13,050,807

		131,481,318
UNITED STATES—0.00%
SanDisk Corp.(a)	1	23

		23

TOTAL COMMON STOCKS
(Cost: $10,686,933,416)		13,531,884,599

PREFERRED STOCKS—1.59%
BRAZIL—1.59%
Petroleo Brasileiro SA ADR	2,592,510	220,104,099

		220,104,099

TOTAL PREFERRED STOCKS
(Cost: $161,152,575)		220,104,099

EXCHANGE-TRADED FUNDS—0.56%
iShares MSCI Malaysia Index Fund(b)(e)	902,055	8,163,598
iShares MSCI South Korea Index Fund(b)(e)	558,967	27,668,867
iShares MSCI Taiwan Index Fund(b)(e)	2,880,291	41,821,825

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $64,351,718)		77,654,290

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.14%

CERTIFICATES OF DEPOSIT (f)—0.13%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$5,026,791	5,026,791
Societe Generale
5.33%, 12/08/06	7,181,127	7,181,127
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,744,904	5,744,904

		17,952,822
COMMERCIAL PAPER (f)—1.27%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(c)	8,625,327	8,479,270
ASAP Funding Ltd.
5.30%, 12/11/06(c)	7,181,130	7,170,558
Aspen Funding Corp.
5.26%, 02/21/07(c)	4,667,735	4,611,810
Beta Finance Inc.
5.27%, 01/25/07(c)	1,436,226	1,424,673
Bryant Park Funding LLC
5.28%, 12/14/06(c)	2,267,083	2,262,760
CAFCO LLC
5.26%, 01/30/07(c)	3,590,565	3,559,088
Cantabric Finance LLC
5.26%, 01/25/07(c)	2,872,452	2,849,369
Charta LLC
5.27%, 12/14/06(c)	1,077,170	1,075,122
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(c)	8,473,733	8,330,215
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	718,113	713,803
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(c)	8,273,739	8,209,635
Eureka Securitization
5.26%, 02/09/07(c)	8,976,413	8,884,604
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(c)	6,534,828	6,467,771
Galleon Capital Corp.
5.27%, 12/18/06(c)	1,004,066	1,001,567
General Electric Capital Services Inc.
5.22%, 12/11/06(c)	718,113	717,072
Grampian Funding LLC
5.23%, 04/23/07(c)	3,231,509	3,164,375

HBOS Treasury Services PLC
5.27%, 12/15/06(c)	1,436,226	1,433,285
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	5,385,848	5,359,583
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(c)	23,632,812	23,422,330
Lockhart Funding LLC
5.28%, 02/09/07(c)	7,181,130	7,107,404
Monument Gardens Funding LLC
5.32%, 12/05/06(c)	7,181,130	7,176,885
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	9,335,469	9,199,006
Nestle Capital Corp.
5.19%, 08/09/07(c)	4,308,678	4,152,765
Norddeutsche Landesbank
5.27%, 02/15/07	6,822,074	6,746,246
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(c)	3,826,106	3,798,392
Sedna Finance Inc.
5.22%, 04/17/07(c)	4,093,244	4,011,932
Societe Generale
5.18%, 05/16/07(c)	17,952,825	17,524,012
Sydney Capital Corp.
5.27%, 12/08/06(c)	171,270	171,094
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(c)	12,926,034	12,864,175
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	4,196,581	4,150,593

		176,039,394
MEDIUM-TERM NOTES (f)—0.21%
Bank of America N.A.
5.28%, 04/20/07	1,795,283	1,795,283
Cullinan Finance Corp.
5.71%, 06/28/07(c)	5,385,848	5,385,848
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)	1,290,308	1,290,308
K2 USA LLC
5.39%, 06/04/07(c)	5,385,848	5,385,848
Marshall & Ilsley Bank
5.18%, 12/15/06	7,181,130	7,182,078
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(c)	8,401,922	8,401,923

		29,441,288
MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(g)	26,703,322	26,703,322

		26,703,322
REPURCHASE AGREEMENTS (f)—1.49%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $14,364,398 (collateralized by non-U.S. Government debt securities, value $14,795,008, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$14,362,260	14,362,260

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $21,546,568 (collateralized by non-U.S. Government debt securities, value $21,977,096, 0.00% to 7.00%, 9/1/18 to 11/1/36).	21,543,390	21,543,390
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $10,773,302 (collateralized by non-U.S. Government debt securities, value $11,850,371, 0.00% to 10.00%, 12/20/07 to 11/25/46).	10,771,695	10,771,695
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $718,220 (collateralized by non-U.S. Government debt securities, value $739,750, 4.62%, 5/17/07).	718,113	718,113
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $25,137,697 (collateralized by non-U.S. Government debt securities, value $26,394,006, 4.11% to 5.66%, 5/25/34 to 9/25/45).	25,133,955	25,133,955
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $7,900,432 (collateralized by non-U.S. Government debt securities, value $8,811,741, 0.00% to 10.00%, 6/1/28 to 11/16/36).	7,899,243	7,899,243
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $4,309,331 (collateralized by non-U.S. Government debt securities, value $4,744,784, 0.00% to 10.00%, 6/1/28 to 11/16/36).	4,308,678	4,308,678
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $14,364,394 (collateralized by non-U.S. Government debt securities, value $15,082,289, 3.52% to 7.38%, 6/15/10 to 12/12/44).	14,362,260	14,362,260
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,591,100 (collateralized by non-U.S. Government debt securities, value $3,770,572, 3.52% to 7.38%, 6/15/10 to 12/12/44).	3,590,565	3,590,565
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $7,182,199 (collateralized by non-U.S. Government debt securities, value $7,347,230, 0.00% to 10.00%, 12/6/06 to 1/1/10).	7,181,130	7,181,130
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $4,309,331 (collateralized by non-U.S. Government debt securities, value $4,503,141, 0.00% to 10.00%, 12/6/06 to 1/1/10).	4,308,678	4,308,678
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,591,100 (collateralized by non-U.S. Government debt securities, value $3,770,860, 5.28% to 5.34%, 7/1/24 to 5/1/46).	3,590,565	3,590,565

JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $1,795,553 (collateralized by non-U.S. Government debt securities, value $1,885,579, 4.75% to 9.63%, 12/1/09 to 5/1/11).	1,795,283	1,795,283
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $14,364,398 (collateralized by non-U.S. Government debt securities, value $15,082,476, 0.00% to 9.45%, 1/18/11 to 12/20/54).	14,362,260	14,362,260
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $21,546,597 (collateralized by non-U.S. Government debt securities, value $22,736,724, 0.00% to 10.38%, 6/1/07 to 3/15/32).	21,543,390	21,543,390
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $10,773,308 (collateralized by non-U.S. Government debt securities, value $11,198,685, 0.00% to 10.38%, 6/1/07 to 3/15/32).	10,771,695	10,771,695
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $7,182,199 (collateralized by non-U.S. Government debt securities, value $7,598,327, 5.40% to 6.45%, 4/22/21 to 9/11/41).	7,181,130	7,181,130
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $9,695,996 (collateralized by non-U.S. Government debt securities, value $10,020,947, 0.00% to 10.00%, 12/1/06 to 11/30/36).	9,694,526	9,694,526
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $5,169,895 (collateralized by non-U.S. Government debt securities, value $5,297,531, 0.00% to 10.00%, 12/1/06 to 11/30/36).(h)	5,026,791	5,026,791
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $18,673,728 (collateralized by non-U.S. Government debt securities, value $19,606,976, 3.86% to 8.17%, 11/15/09 to 6/10/46).	18,670,938	18,670,938

		206,816,545
TIME DEPOSITS (f)—0.13%
Deutsche Bank AG
5.38%, 12/01/06	3,906,714	3,906,714
Rabobank Nederland NV
5.31%, 12/01/06	14,362,260	14,362,260

		18,268,974
VARIABLE & FLOATING RATE NOTES (f)—3.72%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(c)	16,588,410	16,590,463
Allstate Life Global Funding Trusts
5.30%, 11/02/07	1,795,283	1,795,283
American Express Bank
5.29%, 02/28/07	7,181,130	7,181,117
American Express Centurion Bank
5.41%, 07/19/07	7,899,243	7,905,029

American Express Credit Corp.
5.42%, 07/05/07	2,154,339	2,155,188
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(c)	1,128,909	1,128,909
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(c)	5,385,848	5,385,848
ASIF Global Financing
5.41%, 05/03/07(c)	718,113	718,279
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(c)	4,667,735	4,667,735
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(c)	10,412,639	10,412,956
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(c)	18,311,882	18,312,521
BMW US Capital LLC
5.32%, 12/14/07(c)	7,181,130	7,181,130
BNP Paribas
5.35%, 05/18/07(c)	13,285,091	13,285,091
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(c)	5,242,225	5,242,225
CC USA Inc.
5.37%, 07/30/07(c)	3,590,565	3,590,900
Commodore CDO Ltd.
5.47%, 06/12/07(c)	1,795,283	1,795,283
Credit Agricole SA
5.34%, 07/23/07	7,181,130	7,181,130
Credit Suisse First Boston NY
5.38%, 04/24/07	3,590,565	3,590,650
Cullinan Finance Corp.
5.36%, 04/25/07(c)	1,795,283	1,795,283
DEPFA Bank PLC
5.43%, 09/14/07	7,181,130	7,181,130
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(c)	8,258,300	8,258,637
Eli Lilly Services Inc.
5.31%, 12/31/07(c)	7,181,130	7,181,130
Fifth Third Bancorp
5.30%, 12/23/07(c)	14,362,260	14,362,260
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(c)	7,181,130	7,180,723
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(c)	7,540,187	7,541,442
Granite Master Issuer PLC
5.29%, 08/20/07(c)	25,133,955	25,133,955
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(c)	5,744,904	5,745,516
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	10,771,695	10,772,886
HBOS Treasury Services PLC
5.46%, 11/24/07(c)	7,181,130	7,181,130
Holmes Financing PLC
5.29%, 07/16/07(c)	12,566,978	12,566,978
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(h)	19,748,108	19,748,108
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(c)	5,385,848	5,385,684
Kestrel Funding LLC
5.30%, 07/11/07(c)	2,872,452	2,872,266
Kommunalkredit Austria AG
5.32%, 12/07/07(c)	4,308,678	4,308,678

Leafs LLC
5.32%, 01/22/07-02/20/07(c)	7,480,069	7,480,069
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(c)	7,899,243	7,898,888
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(c)	2,843,757	2,843,757
Marshall & Ilsley Bank
5.30%, 12/14/07	3,949,622	3,949,622
Master Funding LLC
5.35%, 04/25/07-05/25/07(c)	12,995,907	12,995,906
Metropolitan Life Global Funding I
5.33%, 08/06/07(c)	10,771,695	10,771,695
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(h)	718,113	718,113
Monumental Global Funding II
5.38%, 12/27/06(c)	1,436,226	1,436,258
Mound Financing PLC
5.29%, 05/08/07(c)	6,750,262	6,750,262
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(c)	25,852,068	25,851,832
National City Bank of Indiana
5.35%, 05/21/07	3,590,565	3,590,708
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(c)	23,697,729	23,701,827
Newcastle Ltd.
5.34%, 04/24/07(c)	2,531,348	2,531,053
Northern Rock PLC
5.36%, 08/03/07(c)	8,617,356	8,617,505
Northlake CDO I
5.46%, 09/06/07(c)	2,154,339	2,154,339
Pricoa Global Funding I
5.31%, 11/27/07	9,694,526	9,694,526
Principal Life Global Funding I
5.81%, 02/08/07	3,231,509	3,234,354
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(c)	10,412,639	10,412,484
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(c)	7,181,130	7,181,130
Strips III LLC
5.37%, 07/24/07(c)	1,601,309	1,601,309
SunTrust Bank
5.29%, 05/01/07	7,181,130	7,181,309
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(c)	17,521,957	17,520,893
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(c)	10,053,582	10,053,582
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(c)	9,172,384	9,172,385
Wachovia Bank N.A.
5.36%, 05/22/07	14,362,260	14,362,260
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)	5,385,848	5,388,106
Wells Fargo & Co.
5.33%, 11/15/07(c)	3,590,565	3,590,756
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(c)	5,385,848	5,385,844
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(c)	21,543,390	21,540,219
Wind Master Trust
5.31%, 07/25/07(c)	2,872,452	2,872,452

		515,818,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $991,041,331)	991,041,331

TOTAL INVESTMENTS IN SECURITIES—106.83%
(Cost: $11,903,479,040)	14,820,684,319
Other Assets, Less Liabilities—(6.83)%	(947,985,514)

NET ASSETS—100.00%	$13,872,698,805

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—98.41%

AUSTRIA—1.79%
Andritz AG	5,462	$1,053,442
Boehler-Uddeholm AG	20,629	1,309,815
Erste Bank der Oesterreichischen Sparkassen AG	98,770	7,202,161
Flughafen Wien AG(a)	5,395	495,373
Immoeast Immobilien Anlagen AG(b)	137,780	1,862,870
Immofinanz Immobilien Anlagen AG(b)	244,020	3,211,965
Mayr-Melnhof Karton AG	4,643	842,186
Meinl European Land Ltd.(b)	81,105	1,913,655
Oesterreichische Elektrizitaetswirtschafts AG Class A	41,500	2,079,390
OMV AG	87,190	4,680,776
Raiffeisen International Bank Holding AG	22,410	2,637,855
RHI AG(b)	17,682	810,968
Telekom Austria AG	171,395	4,543,853
voestalpine AG	44,034	2,184,762
Wiener Staedtische Allgemeine Versicherung AG	15,156	1,041,869
Wienerberger AG	34,452	1,836,761

		37,707,701
BELGIUM—3.63%
AGFA-Gevaert NV	43,645	1,036,737
Barco NV	6,654	567,139
Belgacom SA	64,325	2,757,503
Cofinimmo	4,270	853,543
Colruyt SA	8,123	1,538,668
Compagnie Maritime Belge SA	12,492	493,120
Delhaize Group	39,010	3,105,168
Dexia	290,085	7,921,157
Euronav SA	11,553	359,728
Fortis	592,749	24,192,271
Groupe Bruxelles Lambert SA	36,935	4,215,386
InBev	89,225	5,860,387
KBC Group NV	94,205	10,607,999
Mobistar SA	15,770	1,325,309
NV Bekaert SA	7,894	915,067
Omega Pharma SA	11,395	788,462
SA D’Ieteren NV	1,293	434,140
Solvay SA	33,615	4,790,024
UCB SA	42,856	2,721,092
Umicore	12,658	1,904,395

		76,387,295
FINLAND—4.23%
Amer Group OYJ	31,200	712,170
Cargotec Corp. Class B	21,681	1,069,675
Elisa OYJ Class A	76,775	2,000,781
Fortum OYJ	209,575	6,131,093
KCI Konecranes OYJ	34,944	888,881
Kesko OYJ Class B	32,370	1,657,109

Kone OYJ Class B	40,768	2,087,566
Metso OYJ	61,835	2,850,756
Neste Oil OYJ	73,455	2,367,996
Nokia OYJ	2,026,030	40,794,326
Nokian Renkaat OYJ	68,890	1,427,287
OKO Bank Class A	38,595	622,612
Orion OYJ(b)	43,160	899,925
Outokumpu OYJ	49,385	1,656,196
Rautaruukki OYJ	45,235	1,648,335
Sampo OYJ	198,407	5,015,380
SanomaWSOY OYJ Class B	16,185	448,604
Stora Enso OYJ Class R	317,060	4,946,682
TietoEnator OYJ(a)	37,765	1,076,778
UPM-Kymmene OYJ	267,675	6,670,552
Uponor OYJ	36,935	1,207,334
Wartsila OYJ Class B	30,426	1,468,055
YIT OYJ	56,576	1,471,388

		89,119,481
FRANCE—28.35%
Accor SA	103,335	7,519,966
Air France - KLM	57,685	2,303,871
Alcatel-Lucent	986,455	13,232,866
ALSTOM(b)	56,440	6,564,932
Atos Origin SA(b)	33,528	1,887,940
AXA	840,375	31,859,230
BNP Paribas	415,009	44,751,870
Bouygues SA	102,090	6,066,638
Business Objects SA(b)	47,504	1,833,655
Cap Gemini SA	65,155	3,974,573
Carrefour SA	312,495	19,555,692
Casino Guichard-Perrachon SA	20,678	1,888,530
CNP Assurances SA	16,880	1,768,766
Compagnie de Saint-Gobain	154,057	12,303,668
Compagnie Generale des Etablissements Michelin Class B	74,733	6,498,489
Credit Agricole SA	313,325	13,278,035
Dassault Systemes SA	28,648	1,563,404
Essilor International SA	48,140	5,175,151
France Telecom SA	841,205	21,855,162
Gaz de France(a)	99,341	4,292,816
Gecina SA	3,757	563,746
Groupe Danone	114,955	17,706,393
Hermes International	32,370	3,531,333
Imerys SA	17,204	1,509,675
Klepierre	10,874	1,765,719
Lafarge SA	84,245	12,250,304
Lagardere SCA	58,240	4,269,162
L’Air Liquide SA	59,800	13,546,882
L’Oreal SA	147,325	14,861,314
LVMH Moet Hennessy Louis Vuitton SA	119,520	12,405,048
M6-Metropole Television	30,710	1,050,664
Neopost SA	15,355	1,975,338
PagesJaunes SA	61,537	1,251,289
Pernod Ricard SA	36,520	8,093,999
PPR SA	34,030	5,196,495
PSA Peugeot Citroen SA(a)	77,534	4,838,656
Publicis Groupe SA	68,484	2,652,561
Renault SA	91,715	11,002,340
Sanofi-Aventis	509,205	44,750,954
Schneider Electric SA	112,880	12,232,096
SCOR(a)	444,726	1,273,334
Societe BIC	12,180	831,478
Societe des Autoroutes Paris-Rhin-Rhone	14,564	1,179,554
Societe Generale Class A	187,108	31,374,658

Societe Television Francaise 1	59,760	2,213,263
Sodexho Alliance SA	52,897	3,099,900
STMicroelectronics NV	346,525	6,256,159
Suez SA	521,655	25,066,142
Technip SA	45,235	3,171,950
Thales SA	73,455	3,512,074
Total SA	1,096,015	77,798,655
Unibail Holding	22,825	5,385,511
Valeo SA	36,802	1,471,292
Vallourec SA	17,845	4,797,120
Veolia Environnement	141,930	9,404,884
Vinci SA	98,770	12,418,196
Vivendi SA	572,700	22,053,089
Zodiac SA	29,465	1,804,839

		596,741,320
GERMANY—20.78%
Adidas AG	99,600	4,910,002
Allianz AG	207,500	40,418,836
ALTANA AG	35,360	2,064,219
BASF AG	264,770	24,455,302
Bayer AG	359,805	18,567,255
Beiersdorf AG	26,975	1,593,319
Bilfinger Berger AG	16,600	1,027,813
Celesio AG	35,776	1,833,368
Commerzbank AG	312,910	11,269,514
Continental AG	66,815	7,595,474
DaimlerChrysler AG Registered	452,350	26,287,014
Deutsche Bank AG	270,165	34,869,873
Deutsche Boerse AG	53,120	8,900,231
Deutsche Lufthansa AG	113,295	2,823,350
Deutsche Post AG	386,780	11,535,665
Deutsche Postbank AG	28,635	2,404,963
Deutsche Telekom AG	1,344,185	23,858,094
Douglas Holding AG	14,560	722,399
E.ON AG	308,345	39,630,142
Fresenius Medical Care AG & Co. KGaA	31,540	4,236,389
Heidelberger Druckmaschinen AG	32,370	1,406,955
Hochtief AG	26,560	1,783,919
Hypo Real Estate Holding AG	69,720	4,060,818
Infineon Technologies AG(b)	388,025	4,978,875
IVG Immobilien AG	44,405	1,729,338
KarstadtQuelle AG(a)(b)	33,615	937,062
Linde AG	53,902	5,315,150
MAN AG	70,135	6,692,727
Merck KGaA	24,900	2,734,563
METRO AG	78,050	4,867,754
Muenchener Rueckversicherungs-Gesellschaft AG	99,600	16,239,048
Puma AG	6,225	2,254,818
Rheinmetall AG	17,430	1,217,599
RWE AG	218,290	24,771,622
Salzgitter AG	22,410	2,696,078
SAP AG	117,445	24,575,522
Siemens AG	419,980	40,010,352
Solarworld AG(a)	18,260	1,115,829
Suedzucker AG	31,955	781,081
ThyssenKrupp AG	181,816	7,022,921
TUI AG(a)	121,180	2,560,445
Volkswagen AG(a)	88,810	9,682,642
Wincor Nixdorf AG	7,072	1,015,517

		437,453,857
GREECE—1.50%
Coca-Cola Hellenic Bottling Co. SA ADR	151,475	5,559,133

Hellenic Telecommunications Organization SA ADR(b)	735,804	10,742,738
National Bank of Greece SA ADR	1,657,164	15,328,767

		31,630,638
IRELAND—2.68%
Allied Irish Banks PLC	444,465	12,401,830
Bank of Ireland	496,755	10,667,272
C&C Group PLC	152,720	2,328,037
CRH PLC	270,580	10,204,085
DCC PLC	42,432	1,293,652
DEPFA BANK PLC	187,995	3,416,488
Elan Corp. PLC(b)	211,235	3,043,628
Fyffes PLC	163,194	354,768
Grafton Group PLC(b)	108,429	1,585,321
Greencore Group PLC	100,525	551,659
IAWS Group PLC	61,420	1,511,882
Independent News & Media PLC	306,273	1,104,266
Irish Life & Permanent PLC	141,562	3,565,303
Kerry Group PLC Class A	63,495	1,536,026
Kingspan Group PLC	62,253	1,390,453
Paddy Power PLC	51,875	1,080,953
Ryanair Holdings PLC(b)	21,760	271,133

		56,306,756
ITALY—11.10%
Alleanza Assicurazioni SpA(a)	198,222	2,515,862
Arnoldo Mondadori Editore SpA	51,576	517,877
Assicurazioni Generali SpA	507,960	22,118,772
Autogrill SpA(a)	85,080	1,489,795
Autostrade SpA	148,746	4,605,897
Banca Intesa SpA(a)	1,956,381	13,835,153
Banca Monte dei Paschi di Siena SpA(a)	578,613	3,700,681
Banca Popolare di Milano Scrl	219,120	3,552,259
Banche Popolari Unite Scrl	167,245	4,424,965
Banco Popolare di Verona e Novara Scrl	187,995	5,287,956
Benetton Group SpA	27,310	498,847
Bulgari SpA	74,383	1,050,073
Capitalia SpA	853,258	7,860,701
Enel SpA	2,215,046	22,637,749
Eni SpA	1,312,121	42,995,051
Fiat SpA(a)(b)	273,070	5,071,171
Finmeccanica SpA	186,780	4,637,290
Fondiaria-Sai SpA	37,170	1,710,186
Gruppo Editoriale L’Espresso SpA(a)	81,557	438,377
Italcementi SpA	44,530	1,208,868
Lottomatica SpA(a)	38,377	1,509,840
Luxottica Group SpA	64,422	1,955,536
Mediaset SpA	374,745	4,445,852
Mediobanca SpA	241,394	5,775,636
Mediolanum SpA(a)	137,054	1,099,115
Pirelli & C. SpA	1,331,902	1,287,051
Sanpaolo IMI SpA	557,137	12,333,166
Seat Pagine Gialle SpA(a)	2,081,640	1,205,822
Snam Rete Gas SpA	483,475	2,675,633
Telecom Italia SpA	5,093,710	15,462,005
Terna SpA	548,506	1,821,316
Tiscali SpA(a)(b)	148,705	481,456
UniCredito Italiano SpA	3,863,235	33,388,341

		233,598,299
NETHERLANDS—10.82%
ABN AMRO Holding NV	902,625	27,171,938
Aegon NV	716,705	13,005,888
Akzo Nobel NV	135,705	7,787,168

ASML Holding NV(b)	247,340	6,150,682
Buhrmann NV	56,482	795,116
Corio NV	19,920	1,482,638
Euronext NV	44,405	5,094,424
Fugro NV	26,560	1,230,471
Hagemeyer NV(a)(b)	270,165	1,285,641
Heineken NV	112,050	5,465,826
ING Groep NV	966,535	41,241,521
Koninklijke Ahold NV(b)	777,417	7,790,619
Koninklijke DSM NV	74,385	3,548,651
Koninklijke KPN NV	945,785	12,975,643
Koninklijke Philips Electronics NV	603,596	22,474,716
Mittal Steel Co. NV French	339,597	13,999,752
Oce NV(a)	46,065	768,764
QIAGEN NV(b)	85,088	1,246,312
Randstad Holding NV	23,581	1,513,502
Reed Elsevier NV	344,865	5,814,767
Rodamco Europe NV	21,580	2,607,379
Royal Numico NV	84,738	4,372,791
SBM Offshore NV	62,967	2,046,584
TNT NV	205,425	8,651,006
Unilever NV	844,110	22,299,877
Vedior NV	83,830	1,601,252
Wereldhave NV	10,375	1,271,426
Wolters Kluwer NV CVA	140,685	3,944,158

		227,638,512
PORTUGAL—1.07%
Banco BPI SA Registered	199,200	1,565,814
Banco Comercial Portugues SA Class R	1,215,120	4,123,398
Banco Espirito Santo SA	129,269	2,210,448
Brisa-Auto Estradas de Portugal SA	163,925	1,905,640
CIMPOR-Cimentos de Portugal SGPS SA	122,433	938,042
Energias de Portugal SA	905,945	4,299,134
Jeronimo Martins SGPS SA	21,432	458,808
Portugal Telecom SGPS SA	378,065	4,871,120
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	47,576	609,832
Sonae Industria SGPS SA(b)	69,720	679,268
Sonae SGPS SA	438,935	872,745

		22,534,249
SPAIN—12.46%
Abertis Infraestructuras SA(a)	125,330	3,531,949
Acciona SA	14,110	2,581,084
Acerinox SA	101,675	2,780,414
Actividades de Construcciones y Servicios SA	119,105	6,659,363
Altadis SA	130,725	6,550,079
Antena 3 de Television SA(a)	41,915	999,532
Banco Bilbao Vizcaya Argentaria SA	1,695,275	41,010,885
Banco Popular Espanol SA	440,315	7,745,162
Banco Santander Central Hispano SA	2,967,250	53,924,696
Cintra Concesiones de Infraestructuras de Transporte SA(a)	118,275	1,980,124
Cintra Concesiones de Infraestructuras de Transporte SA New(c)	5,885	98,525
Corporacion Mapfre SA	293,292	1,321,829
Ebro Puleva SA	41,915	988,976
Endesa SA	444,050	20,648,456
Fadesa Inmobiliaria SA	25,730	1,203,274
Fomento de Construcciones y Contratas SA	21,632	2,110,428
Gamesa Corporacion Tecnologica SA	98,770	2,602,780
Gas Natural SDG SA	94,701	3,866,352
Grupo Ferrovial SA	31,616	3,059,327
Iberdrola SA	388,855	17,267,466

Iberia Lineas Aereas de Espana SA	225,031	790,468
Indra Sistemas SA	68,060	1,657,285
Industria de Diseno Textil SA	111,220	5,642,057
NH Hoteles SA(a)	65,155	1,288,584
Promotora de Informaciones SA	41,184	738,076
Repsol YPF SA	464,385	16,681,826
Sacyr Vallehermoso SA(a)	56,025	3,435,450
Sociedad General de Aguas de Barcelona SA Class A	32,923	1,127,686
Sociedad General de Aguas de Barcelona SA New(c)	327	11,200
Sogecable SA(a)(b)	25,315	842,934
Telefonica SA	2,223,985	45,074,971
Union Fenosa SA	65,155	3,402,829
Zeltia SA(a)(b)	87,224	652,096

		262,276,163

TOTAL COMMON STOCKS
(Cost: $1,717,175,725)		2,071,394,271
PREFERRED STOCKS—1.34%
GERMANY—0.77%
Henkel KGaA	29,465	4,218,973
Porsche AG	4,160	4,830,682
ProSiebenSat.1 Media AG	43,990	1,328,906
RWE AG	19,920	1,901,157
Volkswagen AG	55,328	3,843,018

		16,122,736
ITALY—0.57%
Banca Intesa SpA RNC	485,135	3,366,475
Telecom Italia SpA RNC	2,887,985	7,675,478
Unipol SpA	295,895	912,900

		11,954,853

TOTAL PREFERRED STOCKS
(Cost: $22,345,557)		28,077,589
Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.82%

CERTIFICATES OF DEPOSIT (d)—0.05%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$306,777	306,777
Societe Generale
5.33%, 12/08/06	438,253	438,253
Wells Fargo Bank N.A.
4.78%, 12/05/06	350,603	350,603

		1,095,633
COMMERCIAL PAPER (d)—0.51%
Amstel Funding Corp.
5.22% - 5.27%, 12/20/06 - 04/17/07(e)	526,391	517,488
ASAP Funding Ltd.
5.30%, 12/11/06(e)	438,253	437,608
Aspen Funding Corp.
5.26%, 02/21/07(e)	284,865	281,452
Beta Finance Inc.
5.27%, 01/25/07(e)	87,651	86,946
Bryant Park Funding LLC

5.28%, 12/14/06(e)	138,357	138,093
CAFCO LLC
5.26%, 01/30/07(e)	219,127	217,206
Cantabric Finance LLC
5.26%, 01/25/07(e)	175,301	173,893
Charta LLC
5.27%, 12/14/06(e)	65,738	65,613
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(e)	517,139	508,380
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	43,825	43,562
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07(e)	504,934	501,022
Eureka Securitization
5.26%, 02/09/07(e)	547,817	542,214
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07(e)	398,811	394,718
Galleon Capital Corp.
5.27%, 12/18/06(e)	61,277	61,124
General Electric Capital Services Inc.
5.22%, 12/11/06(e)	43,825	43,762
Grampian Funding LLC
5.23%, 04/23/07(e)	197,214	193,117
HBOS Treasury Services PLC
5.27%, 12/15/06(e)	87,651	87,471
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	328,690	327,087
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(e)	1,442,274	1,429,429
Lockhart Funding LLC
5.28%, 02/09/07(e)	438,253	433,754
Monument Gardens Funding LLC
5.32%, 12/05/06(e)	438,253	437,994
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	569,729	561,401
Nestle Capital Corp.
5.19%, 08/09/07(e)	262,952	253,437
Norddeutsche Landesbank
5.27%, 02/15/07	416,341	411,713
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07(e)	233,501	231,810
Sedna Finance Inc.
5.22%, 04/17/07(e)	249,804	244,842
Societe Generale
5.18%, 05/16/07(e)	1,095,634	1,069,464
Sydney Capital Corp.
5.27%, 12/08/06(e)	10,452	10,442
Thornburg Mortgage Capital Resources
5.28% - 5.30%, 12/28/06 - 01/17/07(e)	788,856	785,081
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	256,111	253,304

		10,743,427
MEDIUM-TERM NOTES (d)—0.09%
Bank of America N.A.
5.28%, 04/20/07	109,563	109,563
Cullinan Finance Corp.
5.71%, 06/28/07(e)	328,690	328,690
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	78,746	78,746
K2 USA LLC
5.39%, 06/04/07(e)	328,690	328,690
Marshall & Ilsley Bank
5.18%, 12/15/06	438,253	438,311

Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(e)	512,756	512,757

		1,796,757
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(f)(g)	473,896	473,896

		473,896
REPURCHASE AGREEMENTS (d)—0.60%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $876,638 (collateralized by non-U.S. Government debt securities, value $902,917, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$876,507	876,507
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $1,314,954 (collateralized by non-U.S. Government debt securities, value $1,341,229, 0.00% to 7.00%, 9/1/18 to 11/1/36).	1,314,760	1,314,760
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $657,478 (collateralized by non-U.S. Government debt securities, value $723,210, 0.00% to 10.00%, 12/20/07 to 11/25/46).	657,380	657,380
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $43,832 (collateralized by non-U.S. Government debt securities, value $45,146, 4.62%, 5/17/07).	43,825	43,825
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,534,116 (collateralized by non-U.S. Government debt securities, value $1,610,786, 4.11% to 5.66%, 5/25/34 to 9/25/45).	1,533,887	1,533,887
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $482,152 (collateralized by non-U.S. Government debt securities, value $537,767, 0.00% to 10.00%, 6/1/28 to 11/16/36).	482,079	482,079
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $262,992 (collateralized by non-U.S. Government debt securities, value $289,567, 0.00% to 10.00%, 6/1/28 to 11/16/36).	262,952	262,952
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $876,637 (collateralized by non-U.S. Government debt securities, value $920,449, 3.52% to 7.38%, 6/15/10 to 12/12/44).	876,507	876,507
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $219,160 (collateralized by non-U.S. Government debt securities, value $230,112, 3.52% to 7.38%, 6/15/10 to 12/12/44).	219,127	219,127
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $438,318 (collateralized by non-U.S. Government debt securities, value $448,390, 0.00% to 10.00%, 12/6/06 to 1/1/10).	438,253	438,253

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $262,992 (collateralized by non-U.S. Government debt securities, value $274,820, 0.00% to 10.00%, 12/6/06 to 1/1/10).	262,952	262,952
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $219,160 (collateralized by non-U.S. Government debt securities, value $230,130, 5.28% to 5.34%, 7/1/24 to 5/1/46).	219,127	219,127
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $109,579 (collateralized by non-U.S. Government debt securities, value $115,074, 4.75% to 9.63%, 12/1/09 to 5/1/11).	109,563	109,563
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $876,638 (collateralized by non-U.S. Government debt securities, value $920,461, 0.00% to 9.45%, 1/18/11 to 12/20/54).	876,507	876,507
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,314,956 (collateralized by non-U.S. Government debt securities, value $1,387,588, 0.00% to 10.38%, 6/1/07 to 3/15/32).	1,314,760	1,314,760
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $657,478 (collateralized by non-U.S. Government debt securities, value $683,439, 0.00% to 10.38%, 6/1/07 to 3/15/32).	657,380	657,380
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $438,318 (collateralized by non-U.S. Government debt securities, value $463,714, 5.40% to 6.45%, 4/22/21 to 9/11/41).	438,253	438,253
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $591,732 (collateralized by non-U.S. Government debt securities, value $611,563, 0.00% to 10.00%, 12/1/06 to 11/30/36).	591,642	591,642
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $315,510 (collateralized by non-U.S. Government debt securities, value $323,300, 0.00% to 10.00%, 12/1/06 to 11/30/36).(h)	306,777	306,777
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $1,139,629 (collateralized by non-U.S. Government debt securities, value $1,196,584, 3.86% to 8.17%, 11/15/09 to 6/10/46).	1,139,459	1,139,459

		12,621,697
TIME DEPOSITS (d)—0.05%
Deutsche Bank AG
5.38%, 12/01/06	238,421	238,421
Rabobank Nederland NV
5.31%, 12/01/06	876,507	876,507

		1,114,928
VARIABLE & FLOATING RATE NOTES (d)—1.50%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(e)	1,012,365	1,012,490
Allstate Life Global Funding Trusts
5.30%, 11/02/07	109,563	109,563
American Express Bank
5.29%, 02/28/07	438,253	438,253

American Express Centurion Bank
5.41%, 07/19/07	482,079	482,432
American Express Credit Corp.
5.42%, 07/05/07	131,476	131,528
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(e)	68,896	68,896

Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(e)	328,690	328,690
ASIF Global Financing
5.41%, 05/03/07(e)	43,825	43,835
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(e)	284,865	284,865
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(e)	635,467	635,486
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(e)	1,117,546	1,117,586
BMW US Capital LLC
5.32%, 12/14/07(e)	438,253	438,253
BNP Paribas
5.35%, 05/18/07 (e)	810,769	810,769
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(e)	319,925	319,924
CC USA Inc.
5.37%, 07/30/07(e)	219,127	219,147
Commodore CDO Ltd.
5.47%, 06/12/07(e)	109,563	109,563
Credit Agricole SA
5.34%, 07/23/07	438,253	438,253
Credit Suisse First Boston NY
5.38%, 04/24/07	219,127	219,132
Cullinan Finance Corp.
5.36%, 04/25/07(e)	109,563	109,563
DEPFA Bank PLC
5.43%, 09/14/07	438,253	438,253
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	503,991	504,012
Eli Lilly Services Inc.
5.31%, 12/31/07(e)	438,253	438,253
Fifth Third Bancorp
5.30%, 12/23/07(e)	876,507	876,507
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(e)	438,253	438,229
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(e)	460,166	460,243
Granite Master Issuer PLC
5.29%, 08/20/07(e)	1,533,887	1,533,887
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(e)	350,603	350,640
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	657,380	657,452
HBOS Treasury Services PLC
5.46%, 11/24/07(e)	438,253	438,253
Holmes Financing PLC
5.29%, 07/16/07(e)	766,943	766,943
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(h)	1,205,197	1,205,197
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	328,690	328,680
Kestrel Funding LLC
5.30%, 07/11/07(e)	175,301	175,290
Kommunalkredit Austria AG
5.32%, 12/07/07(e)	262,952	262,952
Leafs LLC
5.32%, 01/22/07-02/20/07(e)	456,497	456,497

Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	482,079	482,057
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	173,550	173,550
Marshall & Ilsley Bank
5.30%, 12/14/07	241,039	241,039
Master Funding LLC
5.35%, 04/25/07-05/25/07(e)	793,120	793,120
Metropolitan Life Global Funding I
5.33%, 08/06/07(e)	657,380	657,380
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	43,825	43,825
Monumental Global Funding II
5.38%, 12/27/06(e)	87,651	87,653
Mound Financing PLC
5.29%, 05/08/07(e)	411,958	411,958
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(e)	1,577,712	1,577,698
National City Bank of Indiana
5.35%, 05/21/07	219,127	219,135
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(e)	1,446,236	1,446,486
Newcastle Ltd.
5.34%, 04/24/07(e)	154,484	154,466
Northern Rock PLC
5.36%, 08/03/07(e)	525,904	525,913
Northlake CDO I
5.46%, 09/06/07(e)	131,476	131,476
Pricoa Global Funding I
5.31%, 11/27/07	591,642	591,642
Principal Life Global Funding I
5.81%, 02/08/07	197,214	197,388
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	635,467	635,458
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(e)	438,253	438,253
Strips III LLC
5.37%, 07/24/07(e)	97,725	97,725
SunTrust Bank
5.29%, 05/01/07	438,253	438,264
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(e)	1,069,338	1,069,274
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(e)	613,555	613,554
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(e)	559,777	559,776
Wachovia Bank N.A.
5.36%, 05/22/07	876,507	876,507
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	328,690	328,828
Wells Fargo & Co.
5.33%, 11/15/07(e)	219,127	219,138
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(e)	328,690	328,690
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(e)	1,314,760	1,314,566
Wind Master Trust
5.31%, 07/25/07(e)	175,301	175,301

		31,479,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,325,974)		59,325,974

TOTAL INVESTMENTS IN SECURITIES —102.57%
(Cost: $1,798,847,256)	2,158,797,834
Other Assets, Less Liabilities —(2.57)%	(53,991,338)

NET ASSETS —100.00%	$2,104,806,496

ADR - American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.72%

ADVERTISING—0.63%
PagesJaunes SA	18,790	$382,075
Publicis Groupe SA	20,703	801,880

		1,183,955
AEROSPACE & DEFENSE—1.58%
European Aeronautic Defence and Space Co.	48,199	1,419,001
Safran SA	25,088	539,735
Thales SA	12,936	618,504
Zodiac SA	6,188	379,038

		2,956,278
AIRLINES—0.39%
Air France - KLM	18,228	728,005

		728,005
APPAREL—0.55%
Hermes International	9,424	1,028,090

		1,028,090
AUTO MANUFACTURERS—2.53%
PSA Peugeot Citroen SA	22,988	1,434,610
Renault SA	27,580	3,308,559

		4,743,169
AUTO PARTS & EQUIPMENT—1.23%
Compagnie Generale des Etablissements Michelin Class B	21,616	1,879,643
Valeo SA	10,472	418,656

		2,298,299
BANKS—14.16%
BNP Paribas	125,440	13,526,633
Credit Agricole SA	89,852	3,807,733
Societe Generale Class A	55,105	9,240,121

		26,574,487
BEVERAGES—1.32%
Pernod Ricard SA	11,189	2,479,840

		2,479,840
BUILDING MATERIALS—3.96%
Compagnie de Saint-Gobain	47,208	3,770,238
Imerys SA	4,760	417,697
Lafarge SA	22,316	3,245,033

		7,432,968
CHEMICALS—2.17%
L’Air Liquide SA	17,976	4,072,220

		4,072,220
COMMERCIAL SERVICES—0.14%
Societe des Autoroutes Paris-Rhin-Rhone	3,332	269,862

		269,862
COMPUTERS—0.92%
Atos Origin SA(a)	10,136	570,752
Cap Gemini SA	18,816	1,147,810

		1,718,562

COSMETICS & PERSONAL CARE—2.32%
L’Oreal SA	43,176	4,355,351

		4,355,351
DIVERSIFIED FINANCIAL SERVICES—0.83%
Euronext NV	13,608	1,561,196

		1,561,196
ENGINEERING & CONSTRUCTION—3.10%
Bouygues SA	30,492	1,811,969
Vinci SA	31,866	4,006,462

		5,818,431
FOOD—6.23%
Carrefour SA	89,824	5,621,115
Casino Guichard-Perrachon SA	6,552	598,397
Groupe Danone	35,532	5,472,955

		11,692,467
FOOD SERVICE—0.45%
Sodexho Alliance SA	14,300	838,017

		838,017
GAS—0.68%
Gaz de France(b)	29,680	1,282,560

		1,282,560
HAND & MACHINE TOOLS—1.96%
Schneider Electric SA	33,985	3,682,741

		3,682,741
HEALTH CARE - PRODUCTS—0.85%
Essilor International SA	14,853	1,596,729

		1,596,729
HOLDING COMPANIES - DIVERSIFIED—2.02%
LVMH Moet Hennessy Louis Vuitton SA	36,512	3,789,601

		3,789,601
HOME FURNISHINGS—0.39%
Thomson	39,060	724,864

		724,864
HOUSEHOLD PRODUCTS & WARES—0.15%
Societe BIC	4,144	282,893

		282,893
INSURANCE—5.62%
AXA	249,816	9,470,707
CNP Assurances SA	6,068	635,834
SCOR	152,216	435,823

		10,542,364
IRON & STEEL—2.29%
Mittal Steel Co. NV	104,356	4,302,035

		4,302,035
LODGING—1.17%
Accor SA	30,274	2,203,120

		2,203,120
MACHINERY—1.02%
ALSTOM(a)	16,530	1,922,720

		1,922,720
MEDIA—4.80%
Lagardere SCA	18,228	1,336,165
M6-Metropole Television	9,912	339,114

Societe Television Francaise 1	17,696	655,387
Vivendi SA	173,124	6,666,525

		8,997,191
METAL FABRICATE & HARDWARE—0.84%
Vallourec SA	5,894	1,584,434

		1,584,434
OFFICE & BUSINESS EQUIPMENT—0.33%
Neopost SA	4,844	623,154

		623,154
OIL & GAS—12.37%
Total SA	326,872	23,202,421

		23,202,421
OIL & GAS SERVICES—0.60%
Technip SA	15,962	1,119,281

		1,119,281
PHARMACEUTICALS—7.14%
Sanofi-Aventis	152,376	13,391,407

		13,391,407
REAL ESTATE—1.25%
Gecina SA	1,876	281,498
Klepierre	2,772	450,117
Unibail Holding	6,858	1,618,131

		2,349,746
RETAIL—0.80%
PPR SA	9,803	1,496,951

		1,496,951
SEMICONDUCTORS—0.99%
STMicroelectronics NV	102,564	1,851,689

		1,851,689
SOFTWARE—0.55%
Business Objects SA(a)	14,336	553,370
Dassault Systemes SA	8,598	469,218

		1,022,588
TELECOMMUNICATIONS—5.97%
Alcatel-Lucent	343,840	4,612,464
France Telecom SA	253,652	6,590,077

		11,202,541
WATER—5.42%
Suez SA	152,432	7,324,539
Veolia Environnement	42,868	2,840,616

		10,165,155

TOTAL COMMON STOCKS
(Cost: $173,008,151)		187,087,382

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.67%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$6,490	6,490
Societe Generale
5.33%, 12/08/06	9,271	9,271
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,417	7,417

		23,178

COMMERCIAL PAPER(c)—0.12%

Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	11,135	10,943
ASAP Funding Ltd.
5.30%, 12/11/06(d)	9,271	9,257
Aspen Funding Corp.
5.26%, 02/21/07(d)	6,026	5,954
Beta Finance Inc.
5.27%, 01/25/07(d)	1,854	1,839
Bryant Park Funding LLC
5.28%, 12/14/06(d)	2,927	2,921
CAFCO LLC
5.26%, 01/30/07(d)	4,635	4,595
Cantabric Finance LLC
5.26%, 01/25/07(d)	3,708	3,679
Charta LLC
5.27%, 12/14/06(d)	1,391	1,388
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	10,940	10,754
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	927	922
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	10,681	10,598
Eureka Securitization
5.26%, 02/09/07(d)	11,589	11,470
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	8,437	8,350
Galleon Capital Corp.
5.27%, 12/18/06(d)	1,296	1,293
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	927	926
Grampian Funding LLC
5.23%, 04/23/07(d)	4,172	4,085
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	1,854	1,850
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	6,953	6,919
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	30,510	30,239
Lockhart Funding LLC
5.28%, 02/09/07(d)	9,271	9,176
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	9,271	9,265
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	12,052	11,876
Nestle Capital Corp.
5.19%, 08/09/07(d)	5,563	5,361
Norddeutsche Landesbank
5.27%, 02/15/07	8,807	8,709
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	4,940	4,904
Sedna Finance Inc.
5.22%, 04/17/07(d)	5,284	5,179
Societe Generale
5.18%, 05/16/07(d)	23,177	22,624
Sydney Capital Corp.
5.27%, 12/08/06(d)	221	221
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	16,688	16,608
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	5,418	5,358

		227,263
MEDIUM-TERM NOTES(c)—0.02%
Bank of America N.A.
5.28%, 04/20/07	2,318	2,318

Cullinan Finance Corp.
5.71%, 06/28/07(d)	6,953	6,953
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	1,666	1,666
K2 USA LLC
5.39%, 06/04/07(d)	6,953	6,953
Marshall & Ilsley Bank
5.18%, 12/15/06	9,272	9,272
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	10,847	10,847

		38,009
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	6,068	6,068

		6,068
REPURCHASE AGREEMENTS(c)—0.14%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $18,545 (collateralized by non-U.S. Government debt securities, value $19,101, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$18,542	18,542
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $27,817 (collateralized by non-U.S. Government debt securities, value $28,373, 0.00% to 7.00%, 9/1/18 to 11/1/36).	27,813	27,813
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $13,908 (collateralized by non-U.S. Government debt securities, value $15,299, 0.00% to 10.00%, 12/20/07 to 11/25/46).	13,906	13,906
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $927 (collateralized by non-U.S. Government debt securities, value $955, 4.62%, 5/17/07).	927	927
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $32,453 (collateralized by non-U.S. Government debt securities, value $34,075, 4.11% to 5.66%, 5/25/34 to 9/25/45).	32,448	32,448
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $10,200 (collateralized by non-U.S. Government debt securities, value $11,376, 0.00% to 10.00%, 6/1/28 to 11/16/36).	10,198	10,198
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $5,564 (collateralized by non-U.S. Government debt securities, value $6,126, 0.00% to 10.00%, 6/1/28 to 11/16/36).	5,563	5,563
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $18,545 (collateralized by non-U.S. Government debt securities, value $19,471, 3.52% to 7.38%, 6/15/10 to 12/12/44).	18,542	18,542
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,636 (collateralized by non-U.S. Government debt securities, value $4,868, 3.52% to 7.38%, 6/15/10 to 12/12/44).	4,635	4,635

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $9,272 (collateralized by non-U.S. Government debt securities, value $9,485, 0.00% to 10.00%, 12/6/06 to 1/1/10).	9,271	9,271
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $5,564 (collateralized by non-U.S. Government debt securities, value $5,814, 0.00% to 10.00%, 12/6/06 to 1/1/10).	5,563	5,563
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,636 (collateralized by non-U.S. Government debt securities, value $4,868, 5.28% to 5.34%, 7/1/24 to 5/1/46).	4,635	4,635
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $2,318 (collateralized by non-U.S. Government debt securities, value $2,434, 4.75% to 9.63%, 12/1/09 to 5/1/11).	2,318	2,318
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $18,545 (collateralized by non-U.S. Government debt securities, value $19,472, 0.00% to 9.45%, 1/18/11 to 12/20/54).	18,542	18,542
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $27,817 (collateralized by non-U.S. Government debt securities, value $29,353, 0.00% to 10.38%, 6/1/07 to 3/15/32).	27,813	27,813
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $13,908 (collateralized by non-U.S. Government debt securities, value $14,458, 0.00% to 10.38%, 6/1/07 to 3/15/32).	13,906	13,906
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $9,272 (collateralized by non-U.S. Government debt securities, value $9,810, 5.40% to 6.45%, 4/22/21 to 9/11/41).	9,271	9,271
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $12,518 (collateralized by non-U.S. Government debt securities, value $12,937, 0.00% to 10.00%, 12/1/06 to 11/30/36).	12,516	12,516
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $6,675 (collateralized by non-U.S. Government debt securities, value $6,839, 0.00% to 10.00%, 12/1/06 to 11/30/36). (g)	6,490	6,490
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $24,108 (collateralized by non-U.S. Government debt securities, value $25,313, 3.86% to 8.17%, 11/15/09 to 6/10/46).	24,104	24,104

		267,003
TIME DEPOSITS(c)—0.01%
Deutsche Bank AG
5.38%, 12/01/06	5,044	5,044
Rabobank Nederland NV
5.31%, 12/01/06	18,542	18,542

		23,586
VARIABLE & FLOATING RATE NOTES(c)—0.36%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07 (d)	21,416	21,419
Allstate Life Global Funding Trusts
5.30%, 11/02/07	2,318	2,318
American Express Bank
5.29%, 02/28/07	9,271	9,270

American Express Centurion Bank
5.41%, 07/19/07	10,198	10,205
American Express Credit Corp.
5.42%, 07/05/07	2,781	2,782
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	1,457	1,457
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	6,953	6,953
ASIF Global Financing
5.41%, 05/03/07(d)	927	927
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	6,026	6,026
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	13,443	13,444
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	23,641	23,642
BMW US Capital LLC
5.32%, 12/14/07(d)	9,271	9,271
BNP Paribas
5.35%, 05/18/07(d)	17,151	17,151
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	6,768	6,768
CC USA Inc.
5.37%, 07/30/07(d)	4,635	4,636
Commodore CDO Ltd.
5.47%, 06/12/07(d)	2,318	2,318
Credit Agricole SA
5.34%, 07/23/07	9,271	9,271
Credit Suisse First Boston NY
5.38%, 04/24/07	4,635	4,636
Cullinan Finance Corp.
5.36%, 04/25/07(d)	2,318	2,318
DEPFA Bank PLC
5.43%, 09/14/07	9,271	9,271
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	10,662	10,662
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	9,271	9,271
Fifth Third Bancorp
5.30%, 12/23/07(d)	18,542	18,542
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	9,271	9,271
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	9,734	9,737
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	32,448	32,448
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	7,417	7,418
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	13,906	13,908
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	9,271	9,271
Holmes Financing PLC
5.29%, 07/16/07(d)	16,224	16,224
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	25,495	25,495
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	6,953	6,953
Kestrel Funding LLC
5.30%, 07/11/07(d)	3,708	3,708
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	5,563	5,563
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	9,657	9,657
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	10,198	10,198
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	3,671	3,671
Marshall & Ilsley Bank
5.30%, 12/14/07	5,099	5,099

Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	16,778	16,778
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	13,906	13,906
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	927	927
Monumental Global Funding II
5.38%, 12/27/06(d)	1,854	1,854
Mound Financing PLC
5.29%, 05/08/07(d)	8,715	8,715
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	33,375	33,375
National City Bank of Indiana
5.35%, 05/21/07	4,635	4,636
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	30,594	30,599
Newcastle Ltd.
5.34%, 04/24/07(d)	3,268	3,268
Northern Rock PLC
5.36%, 08/03/07(d)	11,125	11,125
Northlake CDO I
5.46%, 09/06/07(d)	2,781	2,781
Pricoa Global Funding I
5.31%, 11/27/07	12,516	12,516
Principal Life Global Funding I
5.81%, 02/08/07	4,172	4,176
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	13,443	13,443
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	9,271	9,271
Strips III LLC
5.37%, 07/24/07(d)	2,067	2,067
SunTrust Bank
5.29%, 05/01/07	9,271	9,271
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	22,621	22,620
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	12,979	12,979
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	11,842	11,841
Wachovia Bank N.A.
5.36%, 05/22/07	18,542	18,542
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	6,953	6,956
Wells Fargo & Co.
5.33%, 11/15/07(d)	4,635	4,636
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	6,953	6,953
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	27,813	27,809
Wind Master Trust
5.31%, 07/25/07(d)	3,708	3,708

		665,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,251,038)		1,251,038

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $174,259,189)		188,338,420
Other Assets, Less Liabilities —(0.39)%		(731,277)

NET ASSETS — 100.00%		$187,607,143

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—96.32%

AIRLINES—0.64%
Deutsche Lufthansa AG	224,886	$5,604,236

		5,604,236
APPAREL—1.63%
Adidas AG	202,908	10,002,797
Puma AG	11,877	4,302,085

		14,304,882
AUTO MANUFACTURERS—7.85%
DaimlerChrysler AG Registered	870,258	50,572,530
Volkswagen AG(a)	167,499	18,261,828

		68,834,358
AUTO PARTS & EQUIPMENT—1.70%
Continental AG	131,202	14,914,934

		14,914,934
BANKS—12.01%
Commerzbank AG	613,608	22,099,211
DEPFA BANK PLC	352,092	6,398,670
Deutsche Bank AG	494,283	63,796,515
Deutsche Postbank AG	61,605	5,174,010
Hypo Real Estate Holding AG	134,976	7,861,632

		105,330,038
BIOTECHNOLOGY—0.24%
QIAGEN NV(a)(b)	144,522	2,116,861

		2,116,861
CHEMICALS—8.97%
BASF AG	463,536	42,814,189
Bayer AG	694,860	35,857,320

		78,671,509
COMPUTERS—0.26%
Wincor Nixdorf AG	15,651	2,247,434

		2,247,434
COSMETICS & PERSONAL CARE—0.38%
Beiersdorf AG	56,277	3,324,086

		3,324,086
DIVERSIFIED FINANCIAL SERVICES—2.05%
Deutsche Boerse AG	100,344	16,812,589
MLP AG(a)	63,381	1,198,890

		18,011,479
ELECTRIC—14.22%
E.ON AG	596,202	76,627,058

RWE AG	424,522	48,174,899

		124,801,957
ENERGY - ALTERNATE SOURCES—0.24%
Solarworld AG (a)	34,188	2,089,155

		2,089,155
ENGINEERING & CONSTRUCTION—1.85%
Bilfinger Berger AG	36,186	2,240,508
Hochtief AG	42,069	2,825,590
Linde AG	112,887	11,131,523

		16,197,621
FOOD—1.33%
METRO AG	155,067	9,671,083
Suedzucker AG	82,362	2,013,186

		11,684,269
HEALTH CARE - PRODUCTS—0.95%
Fresenius Medical Care AG & Co. KGaA	62,160	8,349,206

		8,349,206
INSURANCE—12.73%
Allianz AG	413,888	80,621,067
Muenchener Rueckversicherungs-Gesellschaft AG	190,698	31,091,907

		111,712,974
IRON & STEEL—2.08%
Salzgitter AG	38,850	4,673,924
ThyssenKrupp AG	352,647	13,621,529

		18,295,453
LEISURE TIME—0.54%
TUI AG (a)	223,887	4,730,568

		4,730,568
MACHINERY - DIVERSIFIED—1.94%
Heidelberger Druckmaschinen AG	59,052	2,566,682
MAN AG	123,432	11,778,665
Rheinmetall AG	38,073	2,659,646

		17,004,993
MANUFACTURING—8.85%
Siemens AG	814,946	77,637,688

		77,637,688
MEDIA—0.15%
Premiere AG(a)(b)	85,971	1,353,831

		1,353,831
PHARMACEUTICALS—1.72%
ALTANA AG	75,147	4,386,873
Celesio AG	97,680	5,005,686
Merck KGaA	52,059	5,717,214

		15,109,773
REAL ESTATE—0.37%
IVG Immobilien AG	84,138	3,276,726

		3,276,726
RETAIL—0.37%
Douglas Holding AG	31,635	1,569,581

KarstadtQuelle AG(a)(b)	61,827	1,723,509

		3,293,090
SEMICONDUCTORS—1.09%
Infineon Technologies AG(b)	742,368	9,525,564

		9,525,564
SOFTWARE—4.80%
SAP AG	201,134	42,087,556

		42,087,556
TELECOMMUNICATIONS—4.80%
Deutsche Telekom AG	2,372,995	42,118,560

		42,118,560
TRANSPORTATION—2.56%
Deutsche Post AG	752,783	22,451,659

		22,451,659

TOTAL COMMON STOCKS
(Cost: $714,079,691)		845,080,460

PREFERRED STOCKS—3.48%

AUTO MANUFACTURERS—1.88%
Porsche AG	7,770	9,022,692
Volkswagen AG	107,670	7,478,631

		16,501,323
ELECTRIC—0.34%
RWE AG	31,240	2,981,533

		2,981,533
HOUSEHOLD PRODUCTS & WARES—0.98%
Henkel KGaA	59,940	8,582,564

		8,582,564
MEDIA—0.28%
ProSiebenSat.1 Media AG	82,917	2,504,863

		2,504,863

TOTAL PREFERRED STOCKS
(Cost: $22,403,688)		30,570,283

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.22%

CERTIFICATES OF DEPOSIT (c)—0.06%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$147,070	147,070
Societe Generale
5.33%, 12/08/06	210,100	210,100
Wells Fargo Bank N.A.
4.78%, 12/05/06	168,080	168,080

		525,250

COMMERCIAL PAPER (c)—0.59%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	252,353	248,079
ASAP Funding Ltd.
5.30%, 12/11/06(d)	210,100	209,791
Aspen Funding Corp.
5.26%, 02/21/07(d)	136,565	134,929
Beta Finance Inc.
5.27%, 01/25/07(d)	42,020	41,682
Bryant Park Funding LLC
5.28%, 12/14/06(d)	66,329	66,202
CAFCO LLC
5.26%, 01/30/07(d)	105,050	104,129
Cantabric Finance LLC
5.26%, 01/25/07(d)	84,040	83,365
Charta LLC
5.27%, 12/14/06(d)	31,515	31,455
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	247,918	243,719
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	21,010	20,884
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	242,067	240,191
Eureka Securitization
5.26%, 02/09/07(d)	262,625	259,939
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	191,191	189,229
Galleon Capital Corp.
5.27%, 12/18/06(d)	29,376	29,303
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	21,010	20,980
Grampian Funding LLC
5.23%, 04/23/07(d)	94,545	92,581
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	42,020	41,934
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	157,575	156,807
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	691,431	685,273
Lockhart Funding LLC
5.28%, 02/09/07(d)	210,100	207,943
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	210,100	209,976
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	273,130	269,137
Nestle Capital Corp.
5.19%, 08/09/07(d)	126,060	121,498
Norddeutsche Landesbank
5.27%, 02/15/07	199,595	197,376
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	111,941	111,130
Sedna Finance Inc.
5.22%, 04/17/07(d)	119,757	117,378
Societe Generale
5.18%, 05/16/07(d)	525,250	512,704
Sydney Capital Corp.
5.27%, 12/08/06(d)	5,011	5,006
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	378,180	376,370
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	122,780	121,435

		5,150,425

MEDIUM-TERM NOTES (c)—0.10%
Bank of America N.A.
5.28%, 04/20/07	52,525	52,525
Cullinan Finance Corp.
5.71%, 06/28/07(d)	157,575	157,575
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	37,751	37,751
K2 USA LLC
5.39%, 06/04/07(d)	157,575	157,575
Marshall & Ilsley Bank
5.18%, 12/15/06	210,100	210,128
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	245,817	245,817

		861,371
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	27,360	27,360

		27,360
REPURCHASE AGREEMENTS (c)—0.69%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $420,263 (collateralized by non-U.S. Government debt securities, value $432,861, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$420,200	420,200
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $630,393 (collateralized by non-U.S. Government debt securities, value $642,989, 0.00% to 7.00%, 9/1/18 to 11/1/36).	630,300	630,300
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $315,197 (collateralized by non-U.S. Government debt securities, value $346,709, 0.00% to 10.00%, 12/20/07 to 11/25/46).	315,150	315,150
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $21,013 (collateralized by non-U.S. Government debt securities, value $21,643, 4.62%, 5/17/07).	21,010	21,010
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $735,460 (collateralized by non-U.S. Government debt securities, value $772,216, 4.11% to 5.66%, 5/25/34 to 9/25/45).	735,350	735,350
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $231,145 (collateralized by non-U.S. Government debt securities, value $257,807, 0.00% to 10.00%, 6/1/28 to 11/16/36).	231,110	231,110

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $126,079 (collateralized by non-U.S. Government debt securities, value $138,819, 0.00% to 10.00%, 6/1/28 to 11/16/36).	126,060	126,060
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $420,262 (collateralized by non-U.S. Government debt securities, value $441,266, 3.52% to 7.38%, 6/15/10 to 12/12/44).	420,200	420,200
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $105,066 (collateralized by non-U.S. Government debt securities, value $110,317, 3.52% to 7.38%, 6/15/10 to 12/12/44).	105,050	105,050
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $210,131 (collateralized by non-U.S. Government debt securities, value $214,960, 0.00% to 10.00%, 12/6/06 to 1/1/10).	210,100	210,100
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $126,079 (collateralized by non-U.S. Government debt securities, value $131,749, 0.00% to 10.00%, 12/6/06 to 1/1/10).	126,060	126,060
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $105,066 (collateralized by non-U.S. Government debt securities, value $110,325, 5.28% to 5.34%, 7/1/24 to 5/1/46).	105,050	105,050
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $52,533 (collateralized by non-U.S. Government debt securities, value $55,167, 4.75% to 9.63%, 12/1/09 to 5/1/11).	52,525	52,525
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $420,263 (collateralized by non-U.S. Government debt securities, value $441,272, 0.00% to 9.45%, 1/18/11 to 12/20/54).	420,200	420,200
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $630,394 (collateralized by non-U.S. Government debt securities, value $665,214, 0.00% to 10.38%, 6/1/07 to 3/15/32).	630,300	630,300
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $315,197 (collateralized by non-U.S. Government debt securities, value $327,643, 0.00% to 10.38%, 6/1/07 to 3/15/32).	315,150	315,150
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $210,131 (collateralized by non-U.S. Government debt securities, value $222,306, 5.40% to 6.45%, 4/22/21 to 9/11/41).	210,100	210,100
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $283,678 (collateralized by non-U.S. Government debt securities, value $293,185, 0.00% to 10.00%, 12/1/06 to 11/30/36).	283,635	283,635
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $151,257 (collateralized by non-U.S. Government debt securities, value $154,991, 0.00% to 10.00%, 12/1/06 to 11/30/36). (g)	147,070	147,070

Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $546,342 (collateralized by non-U.S. Government debt securities, value $573,646, 3.86% to 8.17%, 11/15/09 to 6/10/46).	546,260	546,260

		6,050,880
TIME DEPOSITS (c)—0.06%
Deutsche Bank AG
5.38%, 12/01/06	114,300	114,300
Rabobank Nederland NV
5.31%, 12/01/06	420,200	420,200

		534,500
VARIABLE & FLOATING RATE NOTES (c)—1.72%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	485,331	485,391
Allstate Life Global Funding Trusts
5.30%, 11/02/07	52,525	52,525
American Express Bank
5.29%, 02/28/07	210,100	210,100
American Express Centurion Bank
5.41%, 07/19/07	231,110	231,279
American Express Credit Corp.
5.42%, 07/05/07	63,030	63,055
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	33,029	33,029
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	157,575	157,575
ASIF Global Financing
5.41%, 05/03/07(d)	21,010	21,015
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	136,565	136,565
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	304,645	304,654
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	535,755	535,774
BMW US Capital LLC
5.32%, 12/14/07(d)	210,100	210,100
BNP Paribas
5.35%, 05/18/07 (d)	388,685	388,685
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	153,373	153,373
CC USA Inc.
5.37%, 07/30/07(d)	105,050	105,060
Commodore CDO Ltd.
5.47%, 06/12/07(d)	52,525	52,525
Credit Agricole SA
5.34%, 07/23/07	210,100	210,100
Credit Suisse First Boston NY
5.38%, 04/24/07	105,050	105,052
Cullinan Finance Corp.
5.36%, 04/25/07(d)	52,525	52,525
DEPFA Bank PLC
5.43%, 09/14/07	210,100	210,100
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	241,615	241,624
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	210,100	210,100

Fifth Third Bancorp
5.30%, 12/23/07(d)	420,200	420,200
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	210,100	210,088
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	220,605	220,642
Granite Master Issuer PLC
5.29%, 08/20/07(d)	735,350	735,350
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	168,080	168,097
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	315,150	315,185
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	210,100	210,100
Holmes Financing PLC
5.29%, 07/16/07(d)	367,675	367,675
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	577,775	577,775
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	157,575	157,570
Kestrel Funding LLC
5.30%, 07/11/07(d)	84,040	84,035
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	126,060	126,060
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	218,846	218,846
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	231,110	231,100
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	83,200	83,200
Marshall & Ilsley Bank
5.30%, 12/14/07	115,555	115,555
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	380,224	380,224
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	315,150	315,150
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	21,010	21,010
Monumental Global Funding II
5.38%, 12/27/06(d)	42,020	42,021
Mound Financing PLC
5.29%, 05/08/07(d)	197,494	197,494
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	756,360	756,353
National City Bank of Indiana
5.35%, 05/21/07	105,050	105,054
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	693,330	693,450
Newcastle Ltd.
5.34%, 04/24/07(d)	74,060	74,052
Northern Rock PLC
5.36%, 08/03/07(d)	252,120	252,124
Northlake CDO I
5.46%, 09/06/07(d)	63,030	63,030
Pricoa Global Funding I
5.31%, 11/27/07	283,635	283,635
Principal Life Global Funding I
5.81%, 02/08/07	94,545	94,628
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	304,645	304,640
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	210,100	210,100
Strips III LLC
5.37%, 07/24/07 (d)	46,850	46,850

SunTrust Bank
5.29%, 05/01/07	210,100	210,105
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	512,644	512,613
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	294,140	294,140
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	268,359	268,359
Wachovia Bank N.A.
5.36%, 05/22/07	420,200	420,200
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	157,575	157,641
Wells Fargo & Co.
5.33%, 11/15/07(d)	105,050	105,056
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	157,575	157,575
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	630,300	630,207
Wind Master Trust
5.31%, 07/25/07(d)	84,040	84,040

		15,091,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,241,221)		28,241,221

TOTAL INVESTMENTS IN SECURITIES — 103.02%
(Cost: $764,724,600)		903,891,964
Other Assets, Less Liabilities — (3.02)%		(26,533,989)

NET ASSETS — 100.00%		$877,357,975

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.37%

AIRLINES—1.03%
Cathay Pacific Airways Ltd.(a)	5,050,000	$12,010,670

		12,010,670
APPAREL—0.96%
Yue Yuen Industrial Holdings Ltd.	3,535,000	11,179,662

		11,179,662
BANKS—13.45%
Bank of East Asia Ltd.	7,878,100	42,487,150
BOC Hong Kong Holdings Ltd.	20,200,000	48,665,938
Hang Seng Bank Ltd.	4,141,000	55,259,472
Wing Hang Bank Ltd.	1,010,000	10,660,281

		157,072,841
CHEMICALS—1.04%
Kingboard Chemical Holdings Co. Ltd.	3,030,000	12,211,930

		12,211,930
DISTRIBUTION & WHOLESALE—7.87%
Esprit Holdings Ltd.	5,468,000	56,693,990
Li & Fung Ltd.	12,121,000	35,216,893

		91,910,883
DIVERSIFIED FINANCIAL SERVICES—4.39%
Hong Kong Exchanges & Clearing Ltd.	5,811,000	51,248,261

		51,248,261
ELECTRIC—8.68%
CLP Holdings Ltd.	9,892,200	65,685,174
Hongkong Electric Holdings Ltd.	7,575,000	35,739,860

		101,425,034
ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Johnson Electric Holdings Ltd.(a)	8,080,000	6,107,913

		6,107,913
ENGINEERING & CONSTRUCTION—2.84%
Cheung Kong Infrastructure Holdings Ltd.	2,415,000	7,358,167
New World Development Co. Ltd.	14,140,800	25,851,022

		33,209,189
GAS—3.69%
Hong Kong & China Gas Co. Ltd. (The)(a)	19,490,663	43,098,207

		43,098,207
HAND & MACHINE TOOLS—0.64%
Techtronic Industries Co. Ltd.	5,555,000	7,441,422

		7,441,422
HOLDING COMPANIES - DIVERSIFIED—16.87%
Hutchison Whampoa Ltd.	11,635,800	109,349,743

Melco International Development Ltd.(a)	3,880,000	10,973,838
Swire Pacific Ltd. Class A	5,050,000	53,366,330
Wharf Holdings Ltd. (The)	6,670,000	23,366,652

		197,056,563
LODGING—1.50%
Shangri-La Asia Ltd.	6,812,000	17,514,945

		17,514,945
MEDIA—0.72%
Television Broadcasts Ltd.	1,488,000	8,436,176

		8,436,176
REAL ESTATE—24.27%
Cheung Kong (Holdings) Ltd.	8,080,000	95,462,107
Hang Lung Properties Ltd.	12,120,000	26,955,840
Henderson Land Development Co. Ltd.	4,540,000	25,272,482
Hopewell Holdings Ltd.	3,347,000	11,144,475
Hysan Development Co. Ltd.	3,395,000	8,969,242
Kerry Properties Ltd.(a)	2,525,000	10,209,070
Shun Tak Holdings Ltd.	5,009,000	7,856,245
Sino Land Co. Ltd.(a)	6,970,000	13,082,471
Sun Hung Kai Properties Ltd.	7,461,000	84,503,966

		283,455,898
REAL ESTATE INVESTMENT TRUSTS—1.97%
Link REIT (The)	11,155,000	23,031,343

		23,031,343
RETAIL—0.35%
Giordano International Ltd.	8,080,000	4,092,717

		4,092,717
SEMICONDUCTORS—0.61%
ASM Pacific Technology Ltd.(a)	1,010,000	5,531,401
Solomon Systech International Ltd.	10,100,000	1,584,110

		7,115,511
TELECOMMUNICATIONS—5.53%
Foxconn International Holdings Ltd.(a)(b)	11,199,000	33,833,837
Hutchison Telecommunications International Ltd.(b)	8,080,000	17,658,932
PCCW Ltd.	20,200,576	13,114,728

		64,607,497
TEXTILES—0.19%
Texwinca Holdings Ltd.	3,340,000	2,254,291

		2,254,291
TRANSPORTATION—2.25%
MTR Corp. Ltd.	7,575,083	18,834,236
Orient Overseas International Ltd.	1,170,200	7,416,708

		26,250,944

TOTAL COMMON STOCKS
(Cost: $994,042,716)		1,160,731,897

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.52%

CERTIFICATES OF DEPOSIT (c)—0.10%

Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$326,618	326,618
Societe Generale
5.33%, 12/08/06	466,597	466,597
Wells Fargo Bank N.A.
4.78%, 12/05/06	373,278	373,278

		1,166,493
COMMERCIAL PAPER (c)—0.98%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	560,435	550,954
ASAP Funding Ltd.
5.30%, 12/11/06(d)	466,597	465,910
Aspen Funding Corp.
5.26%, 02/21/07(d)	303,288	299,655
Beta Finance Inc.
5.27%, 01/25/07(d)	93,319	92,569
Bryant Park Funding LLC
5.28%, 12/14/06(d)	147,305	147,024
CAFCO LLC
5.26%, 01/30/07(d)	233,299	231,253
Cantabric Finance LLC
5.26%, 01/25/07(d)	186,639	185,139
Charta LLC
5.27%, 12/14/06(d)	69,990	69,857
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	550,585	541,260
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	46,660	46,380
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	537,590	533,425
Eureka Securitization
5.26%, 02/09/07(d)	583,247	577,281
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	424,604	420,247
Galleon Capital Corp.
5.27%, 12/18/06(d)	65,240	65,077
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	46,660	46,592
Grampian Funding LLC
5.23%, 04/23/07(d)	209,969	205,607
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	93,319	93,128
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	349,948	348,241
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	1,535,553	1,521,877
Lockhart Funding LLC
5.28%, 02/09/07(d)	466,597	461,807
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	466,597	466,322
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	606,577	597,710
Nestle Capital Corp.
5.19%, 08/09/07(d)	279,958	269,828
Norddeutsche Landesbank
5.27%, 02/15/07	443,268	438,341
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	248,603	246,802
Sedna Finance Inc.
5.22%, 04/17/07(d)	265,961	260,677

Societe Generale
5.18%, 05/16/07(d)	1,166,494	1,138,631
Sydney Capital Corp.
5.27%, 12/08/06(d)	11,128	11,117
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	839,875	835,855
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	272,675	269,687

		11,438,253
MEDIUM-TERM NOTES (c)—0.16%
Bank of America N.A.
5.28%, 04/20/07	116,649	116,649
Cullinan Finance Corp.
5.71%, 06/28/07(d)	349,948	349,948
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	83,838	83,838
K2 USA LLC
5.39%, 06/04/07(d)	349,948	349,948
Marshall & Ilsley Bank
5.18%, 12/15/06	466,597	466,659
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07 (d)	545,919	545,919

		1,912,961
MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	1,837,324	1,837,324

		1,837,324
REPURCHASE AGREEMENTS(c)—1.15%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $933,334 (collateralized by non-U.S. Government debt securities, value $961,313, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$933,195	933,195
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $1,399,998 (collateralized by non-U.S. Government debt securities, value $1,427,972, 0.00% to 7.00%, 9/1/18 to 11/1/36).	1,399,792	1,399,792
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $700,000 (collateralized by non-U.S. Government debt securities, value $769,984, 0.00% to 10.00%, 12/20/07 to 11/25/46).	699,896	699,896
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $46,667 (collateralized by non-U.S. Government debt securities, value $48,066, 4.62%, 5/17/07).	46,660	46,660
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,633,334 (collateralized by non-U.S. Government debt securities, value $1,714,963, 4.11% to 5.66%, 5/25/34 to 9/25/45).	1,633,091	1,633,091

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $513,334 (collateralized by non-U.S. Government debt securities, value $572,547, 0.00% to 10.00%, 6/1/28 to 11/16/36).	513,257	513,257
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $280,000 (collateralized by non-U.S. Government debt securities, value $308,295, 0.00% to 10.00%, 6/1/28 to 11/16/36).	279,958	279,958
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $933,334 (collateralized by non-U.S. Government debt securities, value $979,979, 3.52% to 7.38%, 6/15/10 to 12/12/44).	933,195	933,195
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $233,334 (collateralized by non-U.S. Government debt securities, value $244,995, 3.52% to 7.38%, 6/15/10 to 12/12/44).	233,299	233,299
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $466,666 (collateralized by non-U.S. Government debt securities, value $477,390, 0.00% to 10.00%, 12/6/06 to 1/1/10).	466,597	466,597
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $280,000 (collateralized by non-U.S. Government debt securities, value $292,594, 0.00% to 10.00%, 12/6/06 to 1/1/10).	279,958	279,958
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $233,334 (collateralized by non-U.S. Government debt securities, value $245,013, 5.28% to 5.34%, 7/1/24 to 5/1/46).	233,299	233,299
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $116,667 (collateralized by non-U.S. Government debt securities, value $122,516, 4.75% to 9.63%, 12/1/09 to 5/1/11).	116,649	116,649
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $933,334 (collateralized by non-U.S. Government debt securities, value $979,991, 0.00% to 9.45%, 1/18/11 to 12/20/54).	933,195	933,195
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,400,000 (collateralized by non-U.S. Government debt securities, value $1,477,330, 0.00% to 10.38%, 6/1/07 to 3/15/32).	1,399,792	1,399,792
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $700,001 (collateralized by non-U.S. Government debt securities, value $727,640, 0.00% to 10.38%, 6/1/07 to 3/15/32).	699,896	699,896
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $466,666 (collateralized by non-U.S. Government debt securities, value $493,705, 5.40% to 6.45%, 4/22/21 to 9/11/41).	466,597	466,597
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $630,003 (collateralized by non-U.S. Government debt securities, value $651,116, 0.00% to 10.00%, 12/1/06 to 11/30/36).	629,906	629,906

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $335,916 (collateralized by non-U.S. Government debt securities, value $344,210, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	326,618	326,618
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $1,213,334 (collateralized by non-U.S. Government debt securities, value $1,273,973, 3.86% to 8.17%, 11/15/09 to 6/10/46).	1,213,153	1,213,153

		13,438,003
TIME DEPOSITS (c)—0.10%
Deutsche Bank AG
5.38%, 12/01/06	253,841	253,841
Rabobank Nederland NV
5.31%, 12/01/06	933,195	933,195

		1,187,036
VARIABLE & FLOATING RATE NOTES (c)—2.87%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	1,077,840	1,077,974
Allstate Life Global Funding Trusts
5.30%, 11/02/07	116,649	116,649
American Express Bank
5.29%, 02/28/07	466,597	466,597
American Express Centurion Bank
5.41%, 07/19/07	513,257	513,633
American Express Credit Corp.
5.42%, 07/05/07	139,979	140,034
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	73,351	73,351
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	349,948	349,948
ASIF Global Financing
5.41%, 05/03/07(d)	46,660	46,671
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	303,288	303,288
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	676,566	676,587
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	1,189,823	1,189,866
BMW US Capital LLC
5.32%, 12/14/07(d)	466,597	466,597
BNP Paribas
5.35%, 05/18/07(d)	863,205	863,205
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	340,616	340,617
CC USA Inc.
5.37%, 07/30/07(d)	233,299	233,320
Commodore CDO Ltd.
5.47%, 06/12/07(d)	116,649	116,649
Credit Agricole SA
5.34%, 07/23/07	466,597	466,597
Credit Suisse First Boston NY
5.38%, 04/24/07	233,299	233,304
Cullinan Finance Corp.
5.36%, 04/25/07(d)	116,649	116,649
DEPFA Bank PLC
5.43%, 09/14/07	466,597	466,597

Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	536,587	536,609
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	466,597	466,597
Fifth Third Bancorp
5.30%, 12/23/07(d)	933,195	933,195
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	466,597	466,570
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	489,927	490,008
Granite Master Issuer PLC
5.29%, 08/20/07(d)	1,633,091	1,633,091
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	373,278	373,318
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	699,896	699,973
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	466,597	466,597
Holmes Financing PLC
5.29%, 07/16/07(d)	816,545	816,545
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	1,283,143	1,283,143
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	349,948	349,937
Kestrel Funding LLC
5.30%, 07/11/07(d)	186,639	186,627
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	279,958	279,958
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	486,021	486,021
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	513,257	513,234
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	184,774	184,774
Marshall & Ilsley Bank
5.30%, 12/14/07	256,629	256,629
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	844,415	844,416
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	699,896	699,896
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	46,660	46,660
Monumental Global Funding II
5.38%, 12/27/06(d)	93,319	93,322
Mound Financing PLC
5.29%, 05/08/07(d)	438,602	438,602
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	1,679,751	1,679,735
National City Bank of Indiana
5.35%, 05/21/07	233,299	233,308
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	1,539,771	1,540,037

Newcastle Ltd.
5.34%, 04/24/07(d)	164,476	164,456
Northern Rock PLC
5.36%, 08/03/07(d)	559,917	559,927
Northlake CDO I
5.46%, 09/06/07(d)	139,979	139,979
Pricoa Global Funding I
5.31%, 11/27/07	629,907	629,906
Principal Life Global Funding I
5.81%, 02/08/07	209,969	210,154
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	676,566	676,556
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	466,597	466,597
Strips III LLC
5.37%, 07/24/07(d)	104,046	104,046
SunTrust Bank
5.29%, 05/01/07	466,597	466,609
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	1,138,498	1,138,429
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	653,236	653,236
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	595,980	595,980
Wachovia Bank N.A.
5.36%, 05/22/07	933,195	933,195
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	349,948	350,095
Wells Fargo & Co.
5.33%, 11/15/07(d)	233,299	233,311
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	349,948	349,948
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,399,792	1,399,586
Wind Master Trust
5.31%, 07/25/07(d)	186,639	186,639

		33,515,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,495,654)		64,495,654

TOTAL INVESTMENTS IN SECURITIES —104.89%
(Cost: $1,058,538,370)		1,225,227,551
Other Assets, Less Liabilities —(4.89)%		(57,086,893)

NET ASSETS —100.00%		$1,168,140,658

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—94.17%

AEROSPACE & DEFENSE—1.88%
Finmeccanica SpA	155,103	$3,850,827

		3,850,827
APPAREL—0.40%
Benetton Group SpA	44,321	809,571

		809,571
AUTO MANUFACTURERS—2.09%
Fiat SpA(a)(b)	229,518	4,262,369

		4,262,369
AUTO PARTS & EQUIPMENT—0.67%
Pirelli & C. SpA	1,424,463	1,376,496

		1,376,496
BANKS—35.03%
Banca Intesa SpA(b)	1,255,527	8,878,847
Banca Monte dei Paschi di Siena SpA(b)	597,616	3,822,220
Banca Popolare di Milano Scrl	214,389	3,475,562
Banche Popolari Unite Scrl	209,141	5,533,448
Banco Popolare di Verona e Novara Scrl(b)	212,790	5,985,393
Capitalia SpA	739,148	6,809,455
Sanpaolo IMI SpA	435,534	9,641,279
UniCredito Italiano SpA	3,176,885	27,456,502

		71,602,706
BUILDING MATERIALS—0.87%
Italcementi SpA	65,682	1,783,087

		1,783,087
COMMERCIAL SERVICES—2.86%
Autostrade SpA	188,477	5,836,162

		5,836,162
DIVERSIFIED FINANCIAL SERVICES—3.07%
Mediobanca SpA	262,318	6,276,267

		6,276,267
ELECTRIC—10.72%
Enel SpA	1,760,458	17,991,864
Terna SpA	1,177,315	3,909,278

		21,901,142
ENTERTAINMENT—0.40%
Lottomatica SpA(b)	20,689	813,953

		813,953
HEALTH CARE - PRODUCTS—1.26%
Luxottica Group SpA	84,665	2,570,014

		2,570,014

INSURANCE—6.59%
Assicurazioni Generali SpA	236,570	10,301,279
Fondiaria-Sai SpA	46,863	2,156,159
Mediolanum SpA(b)	126,444	1,014,027

		13,471,465
MEDIA—3.34%
Arnoldo Mondadori Editore SpA	81,385	817,190
Gruppo Editoriale L’Espresso SpA(b)	69,946	375,967
Mediaset SpA	389,377	4,619,441
Seat Pagine Gialle SpA(b)	1,763,947	1,021,793

		6,834,391
OIL & GAS—16.98%
Eni SpA	1,059,235	34,708,584

		34,708,584
RETAIL—1.13%
Autogrill SpA	77,613	1,359,044
Bulgari SpA	67,322	950,392

		2,309,436
TELECOMMUNICATIONS—6.88%
Telecom Italia SpA	4,545,711	13,798,549
Tiscali SpA(a)(b)	82,058	265,676

		14,064,225

TOTAL COMMON STOCKS
(Cost: $157,454,845)		192,470,695

PREFERRED STOCKS—5.42%
BANKS—0.31%
Banca Intesa SpA RNC	93,029	645,552

		645,552
INSURANCE—1.87%
Unipol SpA	1,236,314	3,814,298

		3,814,298
TELECOMMUNICATIONS—3.24%
Telecom Italia SpA RNC	2,489,807	6,617,229

		6,617,229

TOTAL PREFERRED STOCKS
(Cost: $9,655,439)		11,077,079

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.54%

CERTIFICATES OF DEPOSIT(c)—0.16%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$90,317	90,317
Societe Generale
5.33%, 12/08/06	129,025	129,025

Wells Fargo Bank N.A.
4.78%, 12/05/06	103,220	103,220

		322,562
COMMERCIAL PAPER(c)—1.55%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	154,973	152,362
ASAP Funding Ltd.
5.30%, 12/11/06(d)	129,025	128,835
Aspen Funding Corp.
5.26%, 02/21/07(d)	83,866	82,861
Beta Finance Inc.
5.27%, 01/25/07(d)	25,805	25,597
Bryant Park Funding LLC
5.28%, 12/14/06(d)	40,733	40,656
CAFCO LLC
5.26%, 01/30/07(d)	64,512	63,947
Cantabric Finance LLC
5.26%, 01/25/07(d)	51,610	51,195
Charta LLC
5.27%, 12/14/06(d)	19,354	19,317
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	152,249	149,671
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	12,902	12,825
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	148,656	147,504
Eureka Securitization
5.26%, 02/09/07(d)	161,281	159,632
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	117,413	116,208
Galleon Capital Corp.
5.27%, 12/18/06(d)	18,040	17,995
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	12,902	12,884
Grampian Funding LLC
5.23%, 04/23/07(d)	58,061	56,855
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	25,805	25,752
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	96,769	96,297
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	424,616	420,834
Lockhart Funding LLC
5.28%, 02/09/07(d)	129,025	127,700
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	129,025	128,949
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	167,732	165,280
Nestle Capital Corp.
5.19%, 08/09/07(d)	77,415	74,614
Norddeutsche Landesbank
5.27%, 02/15/07	122,574	121,211
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	68,745	68,246
Sedna Finance Inc.
5.22%, 04/17/07(d)	73,544	72,083
Societe Generale
5.18%, 05/16/07(d)	322,562	314,858
Sydney Capital Corp.
5.27%, 12/08/06(d)	3,077	3,074
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	232,245	231,134

Three Pillars Funding Corp.
5.26%, 02/14/07(d)	75,401	74,575

		3,162,951
MEDIUM-TERM NOTES(c)—0.26%
Bank of America N.A.
5.28%, 04/20/07	32,256	32,256
Cullinan Finance Corp.
5.71%, 06/28/07(d)	96,769	96,769
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	23,183	23,183
K2 USA LLC
5.39%, 06/04/07(d)	96,769	96,769
Marshall & Ilsley Bank
5.18%, 12/15/06	129,025	129,042
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	150,959	150,959

		528,978
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	124,582	124,582

		124,582
REPURCHASE AGREEMENTS(c)—1.82%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $258,088 (collateralized by non-U.S. Government debt securities, value $265,825, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$258,050	258,050
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $387,132 (collateralized by non-U.S. Government debt securities, value $394,867, 0.00% to 7.00%, 9/1/18 to 11/1/36).	387,075	387,075
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $193,566 (collateralized by non-U.S. Government debt securities, value $212,918, 0.00% to 10.00%, 12/20/07 to 11/25/46).	193,537	193,537
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $12,904 (collateralized by non-U.S. Government debt securities, value $13,291, 4.62%, 5/17/07).	12,902	12,902
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $451,654 (collateralized by non-U.S. Government debt securities, value $474,227, 4.11% to 5.66%, 5/25/34 to 9/25/45).	451,587	451,587
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $141,948 (collateralized by non-U.S. Government debt securities, value $158,323, 0.00% to 10.00%, 6/1/28 to 11/16/36).	141,927	141,927

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $77,427 (collateralized by non-U.S. Government debt securities, value $85,251, 0.00% to 10.00%, 6/1/28 to 11/16/36).	77,415	77,415
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $258,088 (collateralized by non-U.S. Government debt securities, value $270,987, 3.52% to 7.38%, 6/15/10 to 12/12/44).	258,050	258,050
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $129,044 (collateralized by non-U.S. Government debt securities, value $132,009, 0.00% to 10.00%, 12/6/06 to 1/1/10).	129,025	129,025
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $64,522 (collateralized by non-U.S. Government debt securities, value $67,747, 3.52% to 7.38%, 6/15/10 to 12/12/44).	64,512	64,512
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $77,427 (collateralized by non-U.S. Government debt securities, value $80,909, 0.00% to 10.00%, 12/6/06 to 1/1/10).	77,415	77,415
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $64,522 (collateralized by non-U.S. Government debt securities, value $67,752, 5.28% to 5.34%, 7/1/24 to 5/1/46).	64,512	64,512
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $32,261 (collateralized by non-U.S. Government debt securities, value $33,879, 4.75% to 9.63%, 12/1/09 to 5/1/11).	32,256	32,256
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $258,088 (collateralized by non-U.S. Government debt securities, value $270,990, 0.00% to 9.45%, 1/18/11 to 12/20/54).	258,050	258,050
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $387,132 (collateralized by non-U.S. Government debt securities, value $408,516, 0.00% to 10.38%, 6/1/07 to 3/15/32).	387,075	387,075
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $193,566 (collateralized by non-U.S. Government debt securities, value $201,209, 0.00% to 10.38%, 6/1/07 to 3/15/32).	193,537	193,537
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $129,044 (collateralized by non-U.S. Government debt securities, value $136,521, 5.40% to 6.45%, 4/22/21 to 9/11/41).	129,025	129,025
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $174,210 (collateralized by non-U.S. Government debt securities, value $180,049, 0.00% to 10.00%, 12/1/06 to 11/30/36).	174,184	174,184
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $92,888 (collateralized by non-U.S. Government debt securities, value $95,182, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	90,317	90,317

Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $335,515 (collateralized by non-U.S. Government debt securities, value $352,283, 3.86% to 8.17%, 11/15/09 to 6/10/46).	335,465	335,465

		3,715,916
TIME DEPOSITS(c)—0.16%
Deutsche Bank AG
5.38%, 12/01/06	70,193	70,193
Rabobank Nederland NV
5.31%, 12/01/06	258,050	258,050

		328,243
VARIABLE & FLOATING RATE NOTES(c)—4.53%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	298,048	298,084
Allstate Life Global Funding Trusts
5.30%, 11/02/07	32,256	32,256
American Express Bank
5.29%, 02/28/07	129,025	129,024
American Express Centurion Bank
5.41%, 07/19/07	141,927	142,031
American Express Credit Corp.
5.42%, 07/05/07	38,707	38,723
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	20,283	20,283
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	96,769	96,769
ASIF Global Financing
5.41%, 05/03/07(d)	12,902	12,905
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	83,866	83,866
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	187,086	187,091
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	329,014	329,025
BMW US Capital LLC
5.32%, 12/14/07(d)	129,025	129,025
BNP Paribas
5.35%, 05/18/07(d)	238,696	238,696
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	94,188	94,188
CC USA Inc.
5.37%, 07/30/07(d)	64,512	64,518
Commodore CDO Ltd.
5.47%, 06/12/07(d)	32,256	32,256
Credit Agricole SA
5.34%, 07/23/07	129,025	129,025
Credit Suisse First Boston NY
5.38%, 04/24/07	64,512	64,514
Cullinan Finance Corp.
5.36%, 04/25/07(d)	32,256	32,256
DEPFA Bank PLC
5.43%, 09/14/07	129,025	129,025
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	148,379	148,385
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	129,025	129,025
Fifth Third Bancorp
5.30%, 12/23/07(d)	258,050	258,050

Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	129,025	129,018
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	135,476	135,499
Granite Master Issuer PLC
5.29%, 08/20/07(d)	451,587	451,587
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	103,220	103,231
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	193,537	193,559
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	129,025	129,025
Holmes Financing PLC
5.29%, 07/16/07(d)	225,794	225,794
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	354,819	354,819
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	96,769	96,766
Kestrel Funding LLC
5.30%, 07/11/07(d)	51,610	51,607
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	77,415	77,415
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	134,396	134,396
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	141,927	141,921
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	51,094	51,094
Marshall & Ilsley Bank
5.30%, 12/14/07	70,964	70,964
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	233,500	233,500
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	193,537	193,537
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	12,902	12,902
Monumental Global Funding II
5.38%, 12/27/06(d)	25,805	25,806
Mound Financing PLC
5.29%, 05/08/07(d)	121,283	121,283
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	464,490	464,486
National City Bank of Indiana
5.35%, 05/21/07	64,512	64,515
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	425,782	425,857
Newcastle Ltd.
5.34%, 04/24/07(d)	45,481	45,476
Northern Rock PLC
5.36%, 08/03/07(d)	154,830	154,833
Northlake CDO I
5.46%, 09/06/07(d)	38,707	38,707
Pricoa Global Funding I
5.31%, 11/27/07	174,184	174,184
Principal Life Global Funding I
5.81%, 02/08/07	58,061	58,112
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	187,086	187,083
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	129,025	129,025
Strips III LLC
5.37%, 07/24/07(d)	28,771	28,771
SunTrust Bank
5.29%, 05/01/07	129,025	129,028

Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	314,821	314,801
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	180,635	180,635
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	164,802	164,802
Wachovia Bank N.A.
5.36%, 05/22/07	258,050	258,050
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	96,769	96,809
Wells Fargo & Co.
5.33%, 11/15/07(d)	64,512	64,516
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	96,769	96,769
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	387,075	387,018
Wind Master Trust
5.31%, 07/25/07(d)	51,610	51,610

		9,267,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,451,062)		17,451,062

TOTAL INVESTMENTS IN SECURITIES —108.13%
(Cost: $184,561,346)		220,998,836
Other Assets, Less Liabilities —(8.13)%		(16,612,254)

NET ASSETS —100.00%		$204,386,582

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.56%

ADVERTISING—0.26%
Asatsu-DK Inc.	163,000	$5,115,992
Dentsu Inc.	8,150	22,408,888
Hakuhodo DY Holdings Inc.	114,100	7,241,313

		34,766,193
AGRICULTURE—0.74%
Japan Tobacco Inc.	22,820	101,220,527

		101,220,527
AIRLINES—0.13%
All Nippon Airways Co. Ltd.(a)	3,260,000	11,979,594
Japan Airlines Corp.(a)(b)	3,260,000	6,088,453

		18,068,047
APPAREL—0.21%
Asics Corp.	461,000	5,867,381
Gunze Ltd.	1,630,000	8,427,997
Onward Kashiyama Co. Ltd.	1,105,000	14,837,793

		29,133,171
AUTO MANUFACTURERS—9.19%
Hino Motors Ltd.	1,630,000	8,301,154
Honda Motor Co. Ltd.	7,498,000	265,806,061
Nissan Motor Co. Ltd.	10,910,300	133,200,844
Toyota Motor Corp.	13,855,000	840,967,527

		1,248,275,586
AUTO PARTS & EQUIPMENT—1.82%
Aisin Seiki Co. Ltd.	978,200	30,871,385
Bridgestone Corp.	2,934,000	64,309,281
Denso Corp.	2,608,000	98,993,731
JTEKT Corp.	489,000	9,893,736
NGK Spark Plug Co. Ltd.	629,000	11,502,616
NHK Spring Co. Ltd.	406,000	4,303,800
NOK Corp.	489,000	9,069,258
Sumitomo Rubber Industries Inc.	489,000	6,346,366
Tokai Rika Co. Ltd.	163,000	4,009,641
Toyoda Gosei Co. Ltd.	326,000	7,413,255

		246,713,069
BANKS—12.07%
Bank of Fukuoka Ltd.(The)	3,260,000	25,255,804
Bank of Kyoto Ltd.(The)(a)	433,000	4,122,027
Bank of Yokohama Ltd.(The)	6,520,000	50,004,237
Chiba Bank Ltd.(The)	3,260,000	28,159,094
Gunma Bank Ltd.	1,630,000	10,542,043
Hokuhoku Financial Group Inc.	6,525,000	24,090,399
Joyo Bank Ltd.(The)	3,260,000	18,547,231

Mitsubishi UFJ Financial Group Inc.	40,750	521,464,701
Mitsubishi UFJ Securities Co. Ltd.	1,630,000	19,322,381
Mitsui Trust Holdings Inc.	3,265,000	34,667,070
Mizuho Financial Group Inc.	45,640	336,217,890
Nishi-Nippon City Bank Ltd.(The)	3,260,000	15,221,132
Resona Holdings Inc.(a)	22,819	67,674,696
Sapporo Hokuyo Holdings Inc.	1,128	11,216,117
77 Bank Ltd.(The)	1,630,000	10,936,665
Shinsei Bank Ltd.	6,520,000	38,672,950
Shizuoka Bank Ltd.(The)	3,260,000	33,373,741
Sumitomo Mitsui Financial Group Inc.	29,340	309,496,347
Sumitomo Trust & Banking Co. Ltd.(The)	6,520,000	70,073,581
Suruga Bank Ltd.	776,000	10,299,252

		1,639,357,358
BEVERAGES—0.80%
Asahi Breweries Ltd.	1,630,000	23,536,380
Coca-Cola West Japan Co. Ltd.	326,000	6,905,884
Ito En Ltd.(a)	326,000	9,950,110
Kirin Brewery Co. Ltd.	4,242,000	59,858,579
Sapporo Holdings Ltd.(a)	1,630,000	9,062,211

		109,313,164
BUILDING MATERIALS—1.26%
Asahi Glass Co. Ltd.	4,890,000	57,840,301
Daikin Industries Ltd.	1,141,000	36,403,873
JS Group Corp.	1,304,000	26,101,423
Matsushita Electric Works Ltd.	1,630,000	18,335,826
Nippon Sheet Glass Co. Ltd.	1,630,000	7,244,131
Sumitomo Osaka Cement Co. Ltd.	1,630,000	5,073,711
Taiheiyo Cement Corp.	4,890,000	19,533,786

		170,533,051
CHEMICALS—3.81%
Asahi Kasei Corp.	6,520,000	42,111,798
Daicel Chemical Industries Ltd.	1,630,000	11,373,568
Dainippon Ink & Chemical Inc.	3,260,000	12,599,715
Denki Kagaku Kogyo Kabushiki Kaisha	3,260,000	13,022,524
Hitachi Chemical Co. Ltd.	326,000	8,681,683
JSR Corp.	815,000	20,435,779
Kaneka Corp.	1,630,000	14,939,259
Mitsubishi Chemical Holdings Corp.	5,705,000	34,726,731
Mitsubishi Gas Chemical Co. Inc.	1,630,000	15,911,720
Mitsui Chemicals Inc.	3,260,000	24,269,249
Nippon Kayaku Co. Ltd.	1,630,000	12,670,183
Nissan Chemical Industries Ltd.	1,103,000	13,151,502
Nitto Denko Corp.	815,000	39,391,725
Shin-Etsu Chemical Co. Ltd.	1,956,000	129,379,620
Showa Denko K.K.	4,890,000	19,406,943
Sumitomo Chemical Co. Ltd.	6,520,000	43,859,409
Taiyo Nippon Sanso Corp.	1,630,000	14,558,731
Tokuyama Corp.	908,000	12,168,951
Tosoh Corp.	3,260,000	14,319,139
Ube Industries Ltd.	4,898,000	14,568,432
Zeon Corp.	566,000	5,809,018

		517,355,679
COMMERCIAL SERVICES—0.98%
Benesse Corp.	326,000	12,402,404
Dai Nippon Printing Co. Ltd.	3,260,000	48,933,121
Goodwill Group Inc.(The)(a)	6,520	5,806,580
Kamigumi Co. Ltd.	1,630,000	13,543,989
KK DaVinci Advisors(a)(b)	4,890	4,735,463

Park 24 Co. Ltd.(a)	326,000	4,439,497
TIS Inc.	326,000	7,850,158
Toppan Printing Co. Ltd.	3,260,000	35,036,790

		132,748,002
COMPUTERS—1.28%
CSK Holdings Corp.	326,000	14,234,577
Fujitsu Ltd.	9,780,000	79,995,504
Itochu Techno-Science Corp.	163,000	9,837,361
Meitec Corp.(a)	163,000	5,200,553
Net One Systems Co. Ltd.	3,260	4,820,025
Obic Co. Ltd.	16,300	3,396,567
Otsuka Corp.	62,000	6,583,027
TDK Corp.	652,000	49,947,862

		174,015,476
COSMETICS & PERSONAL CARE—0.85%
Aderans Co. Ltd.	163,000	3,903,938
Kao Corp.	2,560,000	69,060,568
Shiseido Co. Ltd.	1,630,000	32,908,651
Uni-Charm Corp.	163,000	9,217,241

		115,090,398
DISTRIBUTION & WHOLESALE—3.23%
Canon Marketing Japan Inc.	163,000	3,748,908
Hitachi High-Technologies Corp.	163,000	4,763,651
ITOCHU Corp.	8,150,000	65,887,769
Marubeni Corp.	6,524,000	33,224,988
Mitsubishi Corp.	6,514,700	121,670,070
Mitsui & Co. Ltd.	8,150,000	111,339,760
Sojitz Corp.(b)	2,774,000	8,610,661
Sumitomo Corp.	4,890,000	68,664,217
Toyota Tsusho Corp.	815,000	21,281,397

		439,191,421
DIVERSIFIED FINANCIAL SERVICES—3.62%
ACOM Co. Ltd.	342,300	12,933,734
Aeon Credit Service Co. Ltd.	489,870	9,593,667
AIFUL Corp.	326,000	10,429,293
Credit Saison Co. Ltd.	815,000	28,751,027
Daiwa Securities Group Inc.	6,520,000	74,809,045
Nikko Cordial Corp.	4,075,000	50,384,765
Nomura Holdings Inc.	8,476,000	148,772,470
ORIX Corp.(a)	407,500	111,692,101
Promise Co. Ltd.	407,700	14,030,055
SFCG Co. Ltd.	16,300	2,573,499
Shinko Securities Co. Ltd.	1,630,000	6,257,576
Takefuji Corp.	537,510	21,518,061

		491,745,293
ELECTRIC—3.76%
Chubu Electric Power Co. Inc.	3,258,700	98,052,622
Electric Power Development Co. Ltd.	815,000	34,036,142
Hokkaido Electric Power Co. Inc.(a)	489,000	12,050,063
Kansai Electric Power Co. Inc.(The)	3,747,100	93,632,952
Kyushu Electric Power Co. Inc.	1,793,000	45,578,834
Tohoku Electric Power Co. Inc.	2,119,100	49,471,013
Tokyo Electric Power Co. Inc.(The)	5,705,000	178,073,149

		510,894,775
ELECTRICAL COMPONENTS & EQUIPMENT—3.77%
Casio Computer Co. Ltd.	1,141,000	26,193,031
Fujikura Ltd.	1,630,000	14,375,513

Furukawa Electric Co. Ltd.(The)	3,260,000	22,127,016
Hitachi Cable Ltd.	1,630,000	8,399,810
Hitachi Ltd.	16,300,000	96,964,247
Mitsubishi Electric Corp.	9,780,000	89,043,622
SANYO Electric Co. Ltd.(a)	6,520,000	9,358,177
Sharp Corp.	4,890,000	82,405,516
Stanley Electric Co. Ltd.	653,200	13,583,036
Sumitomo Electric Industries Ltd.	3,260,000	51,780,035
Toshiba Corp.	14,670,000	93,990,489
Ushio Inc.	163,000	3,262,678

		511,483,170
ELECTRONICS—4.37%
Advantest Corp.	652,000	34,162,985
Alps Electric Co. Ltd.	815,000	7,934,720
Dainippon Screen Manufacturing Co. Ltd.	815,000	7,180,710
Fanuc Ltd.	815,000	74,343,954
Hirose Electric Co. Ltd.	163,000	19,153,257
IBIDEN Co. Ltd.	652,000	32,697,246
Keyence Corp.	179,492	41,251,112
Kyocera Corp.	815,000	73,639,272
Mabuchi Motor Co. Ltd.	163,000	9,597,769
Minebea Co. Ltd.	1,630,000	11,317,193
Murata Manufacturing Co. Ltd.	978,000	66,803,856
NEC Corp.	9,780,000	46,762,699
NGK Insulators Ltd.	1,630,000	24,212,874
Nippon Electric Glass Co. Ltd.	1,259,000	27,377,848
Omron Corp.	1,141,000	30,780,511
Secom Co. Ltd.	978,000	50,906,230
Tokyo Seimitsu Co. Ltd.(a)	163,000	7,554,191
Yaskawa Electric Corp.	1,142,000	12,569,850
Yokogawa Electric Corp.	978,000	15,770,784

		594,017,061
ENGINEERING & CONSTRUCTION—0.94%
Chiyoda Corp.	609,000	11,531,797
JGC Corp.	1,202,000	18,977,580
Kajima Corp.	4,890,000	23,169,945
Nishimatsu Construction Co. Ltd.(a)	1,630,000	5,383,771
Obayashi Corp.	3,260,000	20,576,715
Okumura Corp.(a)	1,630,000	7,948,813
Shimizu Corp.	3,260,000	17,025,118
Taisei Corp.	4,890,000	15,390,255
Toda Corp.	1,630,000	7,103,195

		127,107,189
ENTERTAINMENT—0.21%
Oriental Land Co. Ltd.	326,000	17,166,054
Toho Co. Ltd.	653,200	11,803,969

		28,970,023
ENVIRONMENTAL CONTROL—0.05%
Kurita Water Industries Ltd.	326,000	6,722,667

		6,722,667
FOOD—0.97%
Ajinomoto Co. Inc.	3,260,000	39,434,006
Katokichi Co. Ltd.	652,000	4,820,025
Kikkoman Corp.(a)	1,630,000	18,490,856
Meiji Dairies Corp.	1,630,000	12,064,156
Meiji Seika Kaisha Ltd.	1,630,000	7,582,379
Nichirei Corp.	1,630,000	9,386,365
Nippon Meat Packers Inc.	1,118,000	11,716,018

Nisshin Seifun Group Inc.	817,000	8,074,281
Nissin Food Products Co. Ltd.	489,800	16,643,586
Yakult Honsha Co. Ltd.	163,000	4,143,530

		132,355,202
FOREST PRODUCTS & PAPER—0.26%
Nippon Paper Group Inc.	4,890	18,180,796
Oji Paper Co. Ltd.	3,260,000	17,166,054

		35,346,850
GAS—0.68%
Osaka Gas Co. Ltd.	9,780,000	35,262,289
Tokyo Gas Co. Ltd.	11,410,000	56,628,248

		91,890,537
HAND & MACHINE TOOLS—1.00%
Fuji Electric Holdings Co. Ltd.	3,260,000	17,870,736
Makita Corp.	326,000	9,414,552
Nidec Corp.	537,800	42,082,832
OSG Corp.	326,000	5,228,741
SMC Corp.	326,000	44,789,590
THK Co. Ltd.	652,600	16,927,933

		136,314,384
HEALTH CARE - PRODUCTS—0.81%
Hoya Corp.	1,956,000	77,120,401
Terumo Corp.	815,000	33,120,055

		110,240,456
HOME BUILDERS—0.90%
Daiwa House Industry Co. Ltd.	2,616,000	45,916,563
Haseko Corp.(b)	3,260,000	11,218,538
Sekisui Chemical Co. Ltd.	2,606,000	22,036,817
Sekisui House Ltd.	2,888,000	43,723,903

		122,895,821
HOME FURNISHINGS—3.04%
Matsushita Electric Industrial Co. Ltd.	9,780,015	190,687,249
Pioneer Corp.	815,400	11,837,418
Sony Corp.	4,890,000	193,646,622
Yamaha Corp.	815,000	17,053,305

		413,224,594
HOUSEWARES—0.12%
TOTO Ltd.	1,630,000	16,109,031

		16,109,031
INSURANCE—2.51%
Millea Holdings Inc.	3,578,200	128,704,440
Mitsui Sumitomo Insurance Co. Ltd.	6,036,000	74,526,895
Sompo Japan Insurance Inc.	4,249,000	54,189,400
T&D Holdings Inc.	1,141,000	83,166,573

		340,587,308
INTERNET—1.28%
Access Co. Ltd.(a)(b)	995	6,667,459
E*Trade Securities Co. Ltd.	6,520	6,144,827
eAccess Ltd.(a)	4,890	2,853,962
Index Corp.(a)	4,890	3,133,016
Matsui Securities Co. Ltd.(a)	489,000	3,716,493
Rakuten Inc.	30,970	14,085,184
SBI Holdings Inc.(a)	48,900	17,187,195
SoftBank Corp.(a)	3,584,300	75,153,928

Trend Micro Inc.	533,500	16,145,001
Yahoo! Japan Corp.	73,350	28,920,150

		174,007,215
IRON & STEEL—2.97%
Daido Steel Co. Ltd.	1,630,000	9,823,268
JFE Holdings Inc.	2,607,550	120,395,288
Kobe Steel Ltd.	13,040,000	40,251,437
Nippon Steel Corp.	29,340,000	131,916,475
Nisshin Steel Co. Ltd.	4,898,000	16,389,486
Sumitomo Metal Industries Ltd.	19,560,000	75,090,917
Tokyo Steel Manufacturing Co. Ltd.	652,600	9,671,492

		403,538,363
LEISURE TIME—0.70%
Namco Bandai Holdings Inc.	978,098	14,833,634
Round One Corp.	1,630	5,609,269
Sankyo Co. Ltd.	326,000	16,715,058
Sega Sammy Holdings Inc.	815,000	20,541,481
Shimano Inc.	326,000	9,921,923
Yamaha Motor Co. Ltd.	978,200	26,896,165

		94,517,530
MACHINERY0.18%
Hitachi Construction Machinery Co. Ltd.	326,000	7,779,690
Japan Steel Works Ltd.(The)	1,630,000	12,035,969
Okuma Corp.	493,000	5,247,356

		25,063,015
MACHINERY - CONSTRUCTION & MINING—0.59%
Komatsu Ltd.	4,401,000	80,101,207

		80,101,207
MACHINERY - DIVERSIFIED—1.04%
Amada Co. Ltd.	1,630,000	16,560,028
Ebara Corp.(a)	1,630,000	6,130,734
Kubota Corp.	4,890,000	43,084,259
Sumitomo Heavy Industries Ltd.	3,260,000	32,246,250
Toyota Industries Corp.	978,000	43,041,978

		141,063,249
MANUFACTURING—2.51%
ARRK Corp.	327,000	4,815,019
FUJIFILM Holdings Corp.	2,445,000	97,457,524
Glory Ltd.	163,000	3,001,945
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,526,000	20,990,636
Kawasaki Heavy Industries Ltd.	6,520,000	23,226,319
Konica Minolta Holdings Inc.(b)	2,445,000	35,515,974
Mitsubishi Heavy Industries Ltd.	16,300,000	70,891,012
Nikon Corp.	1,630,000	33,683,801
Olympus Corp.	1,630,000	51,159,915

		340,742,145
MEDIA—0.06%
Fuji Television Network Inc.	1,655	3,520,211
Tokyo Broadcasting System Inc.	163,000	4,058,969

		7,579,180
METAL FABRICATE & HARDWARE—0.32%
NSK Ltd.	3,260,000	28,920,150
NTN Corp.	1,630,000	13,952,704

		42,872,854

MINING—0.78%
DOWA Holdings Co. Ltd.(a)	1,630,000	13,614,457
Mitsubishi Materials Corp.(a)	4,890,000	18,899,572
Mitsui Mining & Smelting Co. Ltd.	3,260,000	15,474,817
Nippon Light Metal Co. Ltd.	1,630,000	3,960,313
Sumitomo Metal Mining Co. Ltd.	2,837,000	37,138,196
Sumitomo Titanium Corp.(a)	78,400	9,144,577
Toho Titanium Co. Ltd.(a)	163,000	8,413,903

		106,645,835
OFFICE & BUSINESS EQUIPMENT—2.57%
Canon Inc.	5,136,250	271,789,806
Ricoh Co. Ltd.	3,260,000	62,012,019
Seiko Epson Corp.	652,000	15,897,627

		349,699,452
OIL & GAS—0.98%
INPEX Holdings Inc.(b)	3,958	34,119,804
Nippon Mining Holdings Inc.	4,075,000	29,772,816
Nippon Oil Corp.	6,520,500	46,399,823
Showa Shell Sekiyu K.K.	489,000	5,517,660
TonenGeneral Sekiyu K.K.(a)	1,630,000	16,813,713

		132,623,816
PACKAGING & CONTAINERS—0.10%
Toyo Seikan Kaisha Ltd.	815,000	13,438,286

		13,438,286
PHARMACEUTICALS—5.20%
Astellas Pharma Inc.	2,608,030	114,103,427
Chugai Pharmaceutical Co. Ltd.	1,304,000	26,608,794
Daiichi Sankyo Co. Ltd.	3,423,069	105,366,180
Eisai Co. Ltd.	1,304,000	69,678,959
Kyowa Hakko Kogyo Co. Ltd.	1,630,000	12,839,307
Mediceo Paltac Holdings Co. Ltd.	652,000	12,317,842
Santen Pharmaceutical Co. Ltd.	163,000	4,707,276
Shionogi & Co. Ltd.	1,630,000	31,640,223
Suzuken Co. Ltd.	326,000	11,556,785
Taisho Pharmaceutical Co. Ltd.	1,098,000	19,936,881
Takeda Pharmaceutical Co. Ltd.	4,238,000	277,024,599
Tanabe Seiyaku Co. Ltd.	1,630,000	20,759,932

		706,540,205
REAL ESTATE—2.73%
Daito Trust Construction Co. Ltd.	489,000	25,326,272
Leopalace21 Corp.	652,000	21,929,705
Mitsubishi Estate Co. Ltd.	5,189,000	128,317,323
Mitsui Fudosan Co. Ltd.	4,364,000	102,633,522
NTT Urban Development Corp.	819	7,152,220
Sumitomo Realty & Development Co. Ltd.	1,630,000	52,005,534
Tokyo Tatemono Co. Ltd.	1,630,000	17,532,489
Tokyu Land Corp.	1,630,000	15,784,877

		370,681,942
REAL ESTATE INVESTMENT TRUSTS—0.37%
Japan Real Estate Investment Corp.	1,630	16,771,432
Nippon Building Fund Inc.	2,408	29,565,172
Nomura Real Estate Office Fund Inc.	520	4,460,162

		50,796,766
RETAIL—3.19%
AEON Co. Ltd.(a)	2,771,000	65,408,586
Aoyama Trading Co. Ltd.	326,000	9,189,054

Autobacs Seven Co. Ltd.	163,000	5,919,329
Citizen Watch Co. Ltd.	1,793,000	13,456,608
Daimaru Inc.(The)	1,630,000	20,774,026
FamilyMart Co. Ltd.	326,000	8,935,368
Fast Retailing Co. Ltd.	272,200	24,029,761
Isetan Co. Ltd.	978,000	17,631,144
Lawson Inc.	326,000	11,415,849
Marui Co. Ltd.	1,467,000	18,874,203
Mitsukoshi Ltd.	1,630,000	8,089,750
Nitori Co. Ltd.	163,000	7,075,008
Ryohin Keikaku Co. Ltd.	91,300	7,073,175
Seven & I Holdings Co. Ltd.	3,912,080	124,815,833
Shimachu Co. Ltd.	326,000	8,794,432
Shimamura Co. Ltd.	47,700	5,555,480
Takashimaya Co. Ltd.	1,630,000	23,451,818
UNY Co. Ltd.(a)	1,245,000	15,049,155
USS Co. Ltd.	114,100	7,261,044
Yamada Denki Co. Ltd.	326,000	30,921,448

		433,721,071
SEMICONDUCTORS—1.10%
Elpida Memory Inc.(b)	326,000	15,897,627
NEC Electronics Corp.(a)(b)	163,000	5,228,741
Rohm Co. Ltd.	489,400	45,192,962
Sanken Electric Co. Ltd.(a)	332,000	3,952,825
Shinko Electric Industries Co. Ltd.	163,000	4,178,764
Sumco Corp.	163,000	12,261,467
Tokyo Electron Ltd.	815,052	63,002,593

		149,714,979
SHIPBUILDING—0.09%
Mitsui Engineering & Shipbuilding Co. Ltd.	3,260,000	11,613,160

		11,613,160
SOFTWARE—0.18%
Fuji Soft ABC Inc.	163,000	3,946,219
Konami Corp.	489,800	14,102,581
Nomura Research Institute Ltd.	42,000	5,995,590

		24,044,390
STORAGE & WAREHOUSING—0.04%
Mitsubishi Logistics Corp.	319,000	5,088,885

		5,088,885
TELECOMMUNICATIONS—2.80%
Hikari Tsushin Inc.	163,000	7,272,319
KDDI Corp.	11,410	76,359,345
Nippon Telegraph & Telephone Corp.	24,450	123,883,101
NTT Data Corp.	6,520	32,809,996
NTT DoCoMo Inc.	86,390	132,212,442
Oki Electric Industry Co. Ltd.(a)	3,260,000	7,497,817

		380,035,020
TEXTILES—1.08%
Kuraray Co. Ltd.	1,630,000	18,547,231
Mitsubishi Rayon Co. Ltd.	3,260,000	22,211,577
Nisshinbo Industries Inc.	1,630,000	16,165,406
Teijin Ltd.	4,890,000	31,668,410
Toray Industries Inc.	6,520,000	48,538,498
Toyobo Co. Ltd.	3,260,000	9,076,304

		146,207,426

TOYS, GAMES & HOBBIES—0.86%
Nintendo Co. Ltd.	489,000	116,695,344

		116,695,344
TRANSPORTATION—4.14%
Central Japan Railway Co.	8,150	88,085,254
East Japan Railway Co.	16,300	114,440,361
Hankyu Holdings Inc.	4,895,800	30,520,702
Kawasaki Kisen Kaisha Ltd.(a)	3,260,000	23,339,069
Keihin Electric Express Railway Co. Ltd.(a)	1,634,000	11,542,761
Keio Corp.	3,260,000	21,619,645
Kintetsu Corp.	8,154,000	25,381,004
Mitsui O.S.K. Lines Ltd.	4,890,000	44,860,058
Nippon Express Co. Ltd.	4,890,000	26,425,576
Nippon Yusen Kabushiki Kaisha	4,890,000	34,289,828
Odakyu Electric Railway Co. Ltd.	1,630,000	10,640,699
Seino Holdings Co. Ltd.	1,243,000	12,381,099
Tobu Railway Co. Ltd.	4,890,000	24,438,373
Tokyu Corp.	4,890,000	32,260,343
West Japan Railway Co.	8,150	37,277,679
Yamato Holdings Co. Ltd.	1,630,000	24,988,025

		562,490,476
VENTURE CAPITAL—0.06%
JAFCO Co. Ltd.	163,000	7,948,813

		7,948,813

TOTAL COMMON STOCKS
(Cost: $10,903,292,426)		13,523,156,127

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.30%

CERTIFICATES OF DEPOSIT(c)—0.04%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,619,541	1,619,541
Societe Generale
5.33%, 12/08/06	2,313,630	2,313,630
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,850,904	1,850,904

		5,784,075
COMMERCIAL PAPER(c)—0.42%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	2,778,925	2,731,869
ASAP Funding Ltd.
5.30%, 12/11/06(d)	2,313,630	2,310,224
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,503,860	1,485,842
Beta Finance Inc.
5.27%, 01/25/07(d)	462,726	459,004
Bryant Park Funding LLC
5.28%, 12/14/06(d)	730,413	729,020
CAFCO LLC
5.26%, 01/30/07(d)	1,156,815	1,146,674
Cantabric Finance LLC
5.26%, 01/25/07(d)	925,452	918,015
Charta LLC
5.27%, 12/14/06(d)	347,045	346,385

Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	2,730,084	2,683,845
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	231,363	229,974
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	2,665,649	2,644,996
Eureka Securitization
5.26%, 02/09/07(d)	2,892,038	2,862,459
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	2,105,404	2,083,799
Galleon Capital Corp.
5.27%, 12/18/06(d)	323,492	322,687
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	231,363	231,028
Grampian Funding LLC
5.23%, 04/23/07(d)	1,041,134	1,019,504
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	462,726	461,779
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,735,223	1,726,761
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	7,614,065	7,546,251
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,313,630	2,289,877
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	2,313,630	2,312,263
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	3,007,719	2,963,754
Nestle Capital Corp.
5.19%, 08/09/07(d)	1,388,178	1,337,946
Norddeutsche Landesbank
5.27%, 02/15/07	2,197,949	2,173,519
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	1,232,702	1,223,773
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,318,769	1,292,572
Societe Generale
5.18%, 05/16/07(d)	5,784,076	5,645,920
Sydney Capital Corp.
5.27%, 12/08/06(d)	55,180	55,124
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	4,164,535	4,144,605
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,352,062	1,337,246

		56,716,715
MEDIUM-TERM NOTES(c)—0.07%
Bank of America N.A.
5.28%, 04/20/07	578,408	578,408
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,735,223	1,735,223
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	415,714	415,714
K2 USA LLC
5.39%, 06/04/07(d)	1,735,223	1,735,223
Marshall & Ilsley Bank
5.18%, 12/15/06	2,313,630	2,313,936
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	2,706,947	2,706,948

		9,485,452

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	1,862,315	1,862,315

		1,862,315
REPURCHASE AGREEMENTS(c)—0.49%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,627,950 (collateralized by non-U.S. Government debt securities, value $4,766,684, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$4,627,261	4,627,261
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $6,941,915 (collateralized by non-U.S. Government debt securities, value $7,080,623, 0.00% to 7.00%, 9/1/18 to 11/1/36).	6,940,891	6,940,891
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $3,470,963 (collateralized by non-U.S. Government debt securities, value $3,817,975, 0.00% to 10.00%, 12/20/07 to 11/25/46).	3,470,445	3,470,445
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $231,397 (collateralized by non-U.S. Government debt securities, value $238,334, 4.62%, 5/17/07).	231,363	231,363
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $8,098,912 (collateralized by non-U.S. Government debt securities, value $8,503,672, 4.11% to 5.66%, 5/25/34 to 9/25/45).	8,097,706	8,097,706
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $2,545,376 (collateralized by non-U.S. Government debt securities, value $2,838,984, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,544,993	2,544,993
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $1,388,389 (collateralized by non-U.S. Government debt securities, value $1,528,684, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,388,178	1,388,178
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $4,627,949 (collateralized by non-U.S. Government debt securities, value $4,859,241, 3.52% to 7.38%, 6/15/10 to 12/12/44).	4,627,261	4,627,261
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,156,987 (collateralized by non-U.S. Government debt securities, value $1,214,810, 3.52% to 7.38%, 6/15/10 to 12/12/44).	1,156,815	1,156,815

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,313,974 (collateralized by non-U.S. Government debt securities, value $2,367,145, 0.00% to 10.00%, 12/6/06 to 1/1/10).	2,313,630	2,313,630
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $1,388,389 (collateralized by non-U.S. Government debt securities, value $1,450,831, 0.00% to 10.00%, 12/6/06 to 1/1/10).	1,388,178	1,388,178
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,156,987 (collateralized by non-U.S. Government debt securities, value $1,214,903, 5.28% to 5.34%, 7/1/24 to 5/1/46).	1,156,815	1,156,815
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $578,495 (collateralized by non-U.S. Government debt securities, value $607,500, 4.75% to 9.63%, 12/1/09 to 5/1/11).	578,408	578,408
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,627,950 (collateralized by non-U.S. Government debt securities, value $4,859,301, 0.00% to 9.45%, 1/18/11 to 12/20/54).	4,627,261	4,627,261
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,941,924 (collateralized by non-U.S. Government debt securities, value $7,325,362, 0.00% to 10.38%, 6/1/07 to 3/15/32).	6,940,891	6,940,891
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $3,470,965 (collateralized by non-U.S. Government debt securities, value $3,608,014, 0.00% to 10.38%, 6/1/07 to 3/15/32).	3,470,445	3,470,445
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,313,974 (collateralized by non-U.S. Government debt securities, value $2,448,044, 5.40% to 6.45%, 4/22/21 to 9/11/41).	2,313,630	2,313,630
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $3,123,875 (collateralized by non-U.S. Government debt securities, value $3,228,568, 0.00% to 10.00%, 12/1/06 to 11/30/36).	3,123,401	3,123,401
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,665,647 (collateralized by non-U.S. Government debt securities, value $1,706,769, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	1,619,541	1,619,541
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $6,016,338 (collateralized by non-U.S. Government debt securities, value $6,317,013, 3.86% to 8.17%, 11/15/09 to 6/10/46).	6,015,439	6,015,439

		66,632,552

TIME DEPOSITS(c)—0.04%
Deutsche Bank AG
5.38%, 12/01/06	1,258,673	1,258,673
Rabobank Nederland NV
5.31%, 12/01/06	4,627,261	4,627,261

		5,885,934
VARIABLE & FLOATING RATE NOTES(c)—1.22%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	5,344,486	5,345,147
Allstate Life Global Funding Trusts
5.30%, 11/02/07	578,408	578,408
American Express Bank
5.29%, 02/28/07	2,313,630	2,313,626
American Express Centurion Bank
5.41%, 07/19/07	2,544,993	2,546,858
American Express Credit Corp.
5.42%, 07/05/07	694,089	694,363
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	363,714	363,714
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	1,735,223	1,735,223
ASIF Global Financing
5.41%, 05/03/07(d)	231,363	231,417
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	1,503,860	1,503,860
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	3,354,764	3,354,866
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	5,899,757	5,899,963
BMW US Capital LLC
5.32%, 12/14/07(d)	2,313,630	2,313,630
BNP Paribas
5.35%, 05/18/07(d)	4,280,216	4,280,216
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	1,688,950	1,688,950
CC USA Inc.
5.37%, 07/30/07(d)	1,156,815	1,156,923
Commodore CDO Ltd.
5.47%, 06/12/07(d)	578,408	578,408
Credit Agricole SA
5.34%, 07/23/07	2,313,630	2,313,630
Credit Suisse First Boston NY
5.38%, 04/24/07	1,156,815	1,156,842
Cullinan Finance Corp.
5.36%, 04/25/07(d)	578,408	578,408
DEPFA Bank PLC
5.43%, 09/14/07	2,313,630	2,313,630
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	2,660,675	2,660,783
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	2,313,630	2,313,630
Fifth Third Bancorp
5.30%, 12/23/07(d)	4,627,261	4,627,261
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	2,313,630	2,313,500
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	2,429,312	2,429,716
Granite Master Issuer PLC
5.29%, 08/20/07(d)	8,097,706	8,097,706
Harrier Finance Funding LLC

5.33% - 5.37%, 07/25/07 - 08/15/07(d)	1,850,904	1,851,101
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	3,470,445	3,470,829
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	2,313,630	2,313,630
Holmes Financing PLC
5.29%, 07/16/07(d)	4,048,853	4,048,853
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	6,362,483	6,362,484
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	1,735,223	1,735,170
Kestrel Funding LLC
5.30%, 07/11/07(d)	925,452	925,392
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	1,388,178	1,388,178
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	2,409,943	2,409,944
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	2,544,993	2,544,878
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	916,207	916,207
Marshall & Ilsley Bank
5.30%, 12/14/07	1,272,497	1,272,497
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	4,187,046	4,187,046
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	3,470,445	3,470,445
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	231,363	231,363
Monumental Global Funding II
5.38%, 12/27/06(d)	462,726	462,736
Mound Financing PLC
5.29%, 05/08/07(d)	2,174,812	2,174,812
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	8,329,069	8,328,993
National City Bank of Indiana
5.35%, 05/21/07	1,156,815	1,156,861
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	7,634,980	7,636,300
Newcastle Ltd.
5.34%, 04/24/07(d)	815,555	815,460
Northern Rock PLC
5.36%, 08/03/07(d)	2,776,356	2,776,404
Northlake CDO I
5.46%, 09/06/07(d)	694,089	694,089
Pricoa Global Funding I
5.31%, 11/27/07	3,123,401	3,123,401
Principal Life Global Funding I
5.81%, 02/08/07	1,041,134	1,042,050
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	3,354,764	3,354,714
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	2,313,630	2,313,630
Strips III LLC
5.37%, 07/24/07(d)	515,913	515,913
SunTrust Bank
5.29%, 05/01/07	2,313,630	2,313,688
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	5,645,258	5,644,915
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	3,239,082	3,239,082
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	2,955,176	2,955,176

Wachovia Bank N.A.
5.36%, 05/22/07	4,627,261	4,627,261
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,735,223	1,735,950
Wells Fargo & Co.
5.33%, 11/15/07(d)	1,156,815	1,156,877
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	1,735,223	1,735,221
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	6,940,891	6,939,869
Wind Master Trust
5.31%, 07/25/07(d)	925,452	925,452

		166,187,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $312,554,592)		312,554,592

TOTAL INVESTMENTS IN SECURITIES —101.86%
(Cost: $11,215,847,018)		13,835,710,719
Other Assets, Less Liabilities —(1.86)%		(252,556,876)

NET ASSETS —100.00%		$13,583,153,843

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.47%

AGRICULTURE—11.58%
British American Tobacco (Malaysia) Bhd	1,010,100	$12,423,839
Golden Hope Plantations Bhd	3,337,000	5,165,064
Highlands & Lowlands Bhd	1,207,000	1,718,090
IOI Corp. Bhd	5,467,000	28,558,955
Kuala Lumpur Kepong Bhd	1,988,000	7,472,858

		55,338,806
AIRLINES—1.07%
AirAsia Bhd(a)	6,461,000	2,732,264
Malaysian Airline System Bhd(a)	1,988,000	2,362,742

		5,095,006
AUTO MANUFACTURERS—1.28%
DRB-Hicom Bhd	4,686,000	2,059,353
Proton Holdings Bhd	1,917,000	3,126,119
Tan Chong Motor Holdings Bhd	2,627,000	936,658

		6,122,130
AUTO PARTS & EQUIPMENT—0.71%
UMW Holdings Bhd	1,562,000	3,389,082

		3,389,082
BANKS—25.86%
AMMB Holdings Bhd	10,934,000	10,154,295
Bumiputra-Commerce Holdings Bhd	17,324,032	37,348,659
Hong Leong Bank Bhd	3,763,000	5,824,433
Malayan Banking Bhd	14,981,000	48,031,951
Public Bank Bhd	8,094,000	17,226,037
RHB Capital Bhd	5,041,000	5,015,920

		123,601,295
BEVERAGES—0.38%
Guinness Anchor Bhd	1,065,000	1,810,323

		1,810,323
BUILDING MATERIALS—0.60%
Lafarge Malayan Cement Bhd	9,088,000	2,888,668

		2,888,668
COMMERCIAL SERVICES—1.98%
PLUS Expressways Bhd	11,786,000	9,447,043

		9,447,043
DIVERSIFIED FINANCIAL SERVICES—1.76%
Bursa Malaysia Bhd	2,414,000	5,004,146
Hong Leong Credit Bhd	1,633,000	2,324,475
TA Enterprise Bhd	5,183,000	1,110,234

		8,438,855

ELECTRIC—7.66%
Malakoff Bhd	4,260,000	11,774,461
Tenaga Nasional Bhd	8,165,050	24,824,641

		36,599,102
ENGINEERING & CONSTRUCTION—6.60%
Gamuda Bhd	4,402,000	5,937,468
IJM Corp. Bhd	2,698,000	5,481,012
Malaysian Resources Corp. Bhd(a)	6,035,000	1,626,347
MMC Corp. Bhd	2,414,000	2,535,434
Road Builder (Malaysia) Holdings Bhd	3,053,000	2,953,427
Transmile Group Bhd	1,065,000	4,091,625
YTL Corp. Bhd	4,899,088	8,936,976

		31,562,289
ENTERTAINMENT—6.82%
Berjaya Sports Toto Bhd	5,325,000	7,270,730
Magnum Corp. Bhd	6,745,000	4,269,223
Resorts World Bhd	3,905,000	14,247,098
Tanjong PLC	1,775,000	6,819,375

		32,606,426
FOOD—1.04%
PPB Group Bhd	3,692,066	4,959,492

		4,959,492
GAS—1.69%
Petronas Gas Bhd	3,124,000	8,073,356

		8,073,356
HOLDING COMPANIES - DIVERSIFIED—5.35%
Mulpha International Bhd(a)	5,893,000	2,394,337
Multi-Purpose Holdings Bhd(a)	4,473,000	1,471,219
Sime Darby Bhd	11,644,000	21,723,881

		25,589,437
INSURANCE—0.19%
Kurnia Asia Bhd	2,911,031	925,286

		925,286
LODGING—4.68%
Genting Bhd	2,769,000	22,386,194

		22,386,194
MEDIA—2.54%
Astro All Asia Networks PLC	3,763,000	5,564,414
Media Prima Bhd	4,615,000	3,418,519
Star Publications (Malaysia) Bhd	3,479,160	3,154,131

		12,137,064
OIL & GAS—1.25%
Petronas Dagangan Bhd	1,988,000	2,604,511
Shell Refining Co.	1,162,000	3,372,305

		5,976,816
OIL & GAS SERVICES—0.29%
Scomi Group Bhd	4,757,000	1,393,704

		1,393,704
REAL ESTATE—2.37%
IGB Corp. Bhd	5,183,000	2,578,607
IOI Properties Bhd	639,050	1,545,519
KLCC Property Holdings Bhd	3,337,000	2,591,755

SP Setia Bhd	3,763,000	4,617,944

		11,333,825
SEMICONDUCTORS—0.40%
Malaysian Pacific Industries Bhd	655,900	1,903,524

		1,903,524
TELECOMMUNICATIONS—7.63%
Maxis Communications Bhd	6,887,000	18,845,025
Telekom Malaysia Bhd	6,674,000	17,616,556

		36,461,581
TRANSPORTATION—5.74%
Malaysia International Shipping Corp. Bhd	8,804,000	22,630,514
Malaysian Bulk Carriers Bhd	1,917,000	1,430,597
Pos Malaysia & Services Holdings Bhd	2,414,000	3,369,458

		27,430,569

TOTAL COMMON STOCKS
(Cost: $323,199,037)		475,469,873
SHORT-TERM INVESTMENTS—0.14%
MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(b)(c)	676,067	676,067

		676,067

TOTAL SHORT-TERM INVESTMENTS
(Cost: $676,067)		676,067

TOTAL INVESTMENTS IN SECURITIES —99.61%
(Cost: $323,875,104)		476,145,940
Other Assets, Less Liabilities —0.39%		1,858,699

NET ASSETS —100.00%		$478,004,639

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.80%

BEVERAGES—8.61%
Coca-Cola Femsa SA de CV ADR(a)	274,800	$9,780,132
Fomento Economico Mexicano SA de CV Class UBD(a)	4,946,436	51,983,484
Grupo Modelo SA de CV Series C(a)	6,228,800	33,769,289

		95,532,905
BUILDING MATERIALS—15.35%
Cemex SA de CV Series CPO(a)(b)	52,220,976	170,305,660

		170,305,660
DIVERSIFIED FINANCIAL SERVICES—4.36%
Grupo Financiero Banorte SA de CV Series O(a)	12,984,300	48,365,672

		48,365,672
ENGINEERING & CONSTRUCTION—3.58%
Carso Infraestructura y Construccion SA de CV(a)(b)	5,931,100	4,486,537
Empresas ICA SAB de CV(a)(b)	2,450,774	8,848,219
Grupo Aeroportuario del Pacifico SA de CV Class H(a)	3,778,500	14,875,105
Grupo Aeroportuario del Sureste SA de CV ADR(a)	261,060	11,507,525

		39,717,386
FOOD—1.34%
Grupo Bimbo SA de CV Series A(a)	3,618,200	14,816,433

		14,816,433
FOREST PRODUCTS & PAPER—2.10%
Kimberly-Clark de Mexico SA de CV Class A(a)	5,610,500	23,280,908

		23,280,908
HOLDING COMPANIES - DIVERSIFIED—4.45%
Alfa SAB de CV Class A(a)	2,633,500	15,608,711
Grupo Carso SA de CV Series A1(a)	9,847,030	33,814,655

		49,423,366
HOME BUILDERS—2.96%
Corporacion GEO SA de CV Series B(a)(b)	3,870,100	16,699,468
Desarrolladora Homex SA de CV(a)(b)	412,230	3,389,260
Urbi Desarrollos Urbanos SA de CV(a)(b)	4,053,300	12,739,748

		32,828,476
MEDIA—5.64%
Grupo Televisa SA Series CPO(a)	10,327,900	54,349,214
TV Azteca SA de CV Series CPO(a)	12,434,700	8,230,371

		62,579,585
MINING—3.56%
Grupo Mexico SA de CV Series B(a)	8,839,400	32,001,974
Industrias Penoles SA de CV Series CP(a)	847,300	7,542,529

		39,544,503

REAL ESTATE—1.55%
Consorcio Ara SA de CV(a)	2,931,200	17,255,913

		17,255,913
RETAIL—6.84%
Controladora Comercial Mexicana SA de CV(a)	4,992,200	9,935,517
Organizacion Soriana SAB de CV(a)	1,969,406	12,433,623
Wal-Mart de Mexico SA de CV Series V(a)	14,335,400	53,515,733

		75,884,873
TELECOMMUNICATIONS—39.46%
America Movil SA de CV Series L(a)	122,823,400	272,584,788
America Telecom SA de CV Series A1(a)(b)	5,358,600	47,116,763
Carso Global Telecom Class A1(a)(b)	8,301,479	25,578,776
Telefonos de Mexico SA de CV Series L(a)	70,783,900	92,607,893

		437,888,220

TOTAL COMMON STOCKS
(Cost: $1,000,485,582)		1,107,423,900

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.25%

CERTIFICATES OF DEPOSIT (c)—0.14%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$417,791	417,791
Societe Generale
5.33%, 12/08/06	596,854	596,854
Wells Fargo Bank N.A.
4.78%, 12/05/06	477,476	477,476

		1,492,121
COMMERCIAL PAPER(c)—1.32%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	716,876	704,737
ASAP Funding Ltd.
5.30%, 12/11/06(d)	596,845	595,966
Aspen Funding Corp.
5.26%, 02/21/07(d)	387,949	383,301
Beta Finance Inc.
5.27%, 01/25/07(d)	119,369	118,409
Bryant Park Funding LLC
5.28%, 12/14/06(d)	188,424	188,065
CAFCO LLC
5.26%, 01/30/07(d)	298,422	295,806
Cantabric Finance LLC
5.26%, 01/25/07(d)	238,738	236,819
Charta LLC
5.27%, 12/14/06(d)	89,527	89,356
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	704,277	692,348
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	59,684	59,326
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	687,655	682,327
Eureka Securitization

5.26%, 02/09/07(d)	746,056	738,425
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	543,129	537,555
Galleon Capital Corp.
5.27%, 12/18/06(d)	83,451	83,243
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	59,684	59,598
Grampian Funding LLC
5.23%, 04/23/07(d)	268,580	263,000
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	119,369	119,125
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	447,633	445,451
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	1,964,192	1,946,699
Lockhart Funding LLC
5.28%, 02/09/07(d)	596,845	590,717
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	596,845	596,492
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	775,898	764,557
Nestle Capital Corp.
5.19%, 08/09/07(d)	358,107	345,148
Norddeutsche Landesbank
5.27%, 02/15/07	567,002	560,700
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	317,999	315,695
Sedna Finance Inc.
5.22%, 04/17/07(d)	340,201	333,443
Societe Generale
5.18%, 05/16/07(d)	1,492,112	1,456,472
Sydney Capital Corp.
5.27%, 12/08/06(d)	14,235	14,220
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	1,074,320	1,069,179
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	348,790	344,968

		14,631,147
MEDIUM-TERM NOTES(c)—0.22%
Bank of America N.A.
5.28%, 04/20/07	149,211	149,211
Cullinan Finance Corp.
5.71%, 06/28/07(d)	447,633	447,633
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	107,241	107,241
K2 USA LLC
5.39%, 06/04/07(d)	447,633	447,633
Marshall & Ilsley Bank
5.18%, 12/15/06	596,845	596,923
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	698,308	698,309

		2,446,950
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	264,502	264,502

		264,502

REPURCHASE AGREEMENTS (c)—1.55%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,193,867 (collateralized by non-U.S. Government debt securities, value $1,229,656, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$1,193,689	1,193,689
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $1,790,798 (collateralized by non-U.S. Government debt securities, value $1,826,580, 0.00% to 7.00%, 9/1/18 to 11/1/36).	1,790,534	1,790,534
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $895,401 (collateralized by non-U.S. Government debt securities, value $984,919, 0.00% to 10.00%, 12/20/07 to 11/25/46).	895,267	895,267
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $59,693 (collateralized by non-U.S. Government debt securities, value $61,483, 4.62%, 5/17/07).	59,684	59,684
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,089,267 (collateralized by non-U.S. Government debt securities, value $2,193,683, 4.11% to 5.66%, 5/25/34 to 9/25/45).	2,088,956	2,088,956
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $656,628 (collateralized by non-U.S. Government debt securities, value $732,370, 0.00% to 10.00%, 6/1/28 to 11/16/36).	656,529	656,529
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $358,161 (collateralized by non-U.S. Government debt securities, value $394,353, 0.00% to 10.00%, 6/1/28 to 11/16/36).	358,107	358,107
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $1,193,866 (collateralized by non-U.S. Government debt securities, value $1,253,533, 3.52% to 7.38%, 6/15/10 to 12/12/44).	1,193,689	1,193,689
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $298,466 (collateralized by non-U.S. Government debt securities, value $313,383, 3.52% to 7.38%, 6/15/10 to 12/12/44).	298,422	298,422
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $596,934 (collateralized by non-U.S. Government debt securities, value $610,650, 0.00% to 10.00%, 12/6/06 to 1/1/10).	596,845	596,845
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $358,161 (collateralized by non-U.S. Government debt securities, value $374,269, 0.00% to 10.00%, 12/6/06 to 1/1/10).	358,107	358,107

HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $298,466 (collateralized by non-U.S. Government debt securities, value $313,407, 5.28% to 5.34%, 7/1/24 to 5/1/46).	298,422	298,422
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $149,233 (collateralized by non-U.S. Government debt securities, value $156,716, 4.75% to 9.63%, 12/1/09 to 5/1/11).	149,211	149,211
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,193,867 (collateralized by non-U.S. Government debt securities, value $1,253,549, 0.00% to 9.45%, 1/18/11 to 12/20/54).	1,193,689	1,193,689
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,790,801 (collateralized by non-U.S. Government debt securities, value $1,889,715, 0.00% to 10.38%, 6/1/07 to 3/15/32).	1,790,534	1,790,534
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $895,401 (collateralized by non-U.S. Government debt securities, value $930,755, 0.00% to 10.38%, 6/1/07 to 3/15/32).	895,267	895,267
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $596,934 (collateralized by non-U.S. Government debt securities, value $631,519, 5.40% to 6.45%, 4/22/21 to 9/11/41).	596,845	596,845
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $805,862 (collateralized by non-U.S. Government debt securities, value $832,870, 0.00% to 10.00%, 12/1/06 to 11/30/36).	805,740	805,740
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $429,685 (collateralized by non-U.S. Government debt securities, value $440,293, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	417,791	417,791
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $1,552,028 (collateralized by non-U.S. Government debt securities, value $1,629,593, 3.86% to 8.17%, 11/15/09 to 6/10/46).	1,551,796	1,551,796

		17,189,124
TIME DEPOSITS(c)—0.14%
Deutsche Bank AG
5.38%, 12/01/06	324,698	324,698
Rabobank Nederland NV
5.31%, 12/01/06	1,193,689	1,193,689

		1,518,387
VARIABLE & FLOATING RATE NOTES(c)—3.86%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	1,378,711	1,378,882
Allstate Life Global Funding Trusts
5.30%, 11/02/07	149,211	149,211
American Express Bank
5.29%, 02/28/07	596,845	596,843

American Express Centurion Bank
5.41%, 07/19/07	656,529	657,010
American Express Credit Corp.
5.42%, 07/05/07	179,053	179,124
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	93,827	93,827
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	447,633	447,633
ASIF Global Financing
5.41%, 05/03/07(d)	59,684	59,698
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	387,949	387,949
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	865,425	865,451
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	1,521,954	1,522,006
BMW US Capital LLC
5.32%, 12/14/07(d)	596,845	596,845
BNP Paribas
5.35%, 05/18/07(d)	1,104,163	1,104,163
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	435,697	435,697
CC USA Inc.
5.37%, 07/30/07(d)	298,422	298,450
Commodore CDO Ltd.
5.47%, 06/12/07(d)	149,211	149,211
Credit Agricole SA
5.34%, 07/23/07	596,845	596,845
Credit Suisse First Boston NY
5.38%, 04/24/07	298,422	298,429
Cullinan Finance Corp.
5.36%, 04/25/07(d)	149,211	149,211
DEPFA Bank PLC
5.43%, 09/14/07	596,845	596,845
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	686,371	686,400
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	596,845	596,845
Fifth Third Bancorp
5.30%, 12/23/07(d)	1,193,689	1,193,689
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	596,845	596,811
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	626,687	626,791
Granite Master Issuer PLC
5.29%, 08/20/07(d)	2,088,956	2,088,956
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	477,476	477,526
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	895,267	895,366
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	596,845	596,845
Holmes Financing PLC
5.29%, 07/16/07(d)	1,044,478	1,044,478
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	1,641,323	1,641,322
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	447,633	447,620
Kestrel Funding LLC
5.30%, 07/11/07(d)	238,738	238,722
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	358,107	358,107

Leafs LLC
5.32%, 01/22/07-02/20/07(d)	621,690	621,690
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	656,529	656,500
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	236,353	236,353
Marshall & Ilsley Bank
5.30%, 12/14/07	328,265	328,265
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	1,080,128	1,080,127
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	895,267	895,267
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	59,684	59,684
Monumental Global Funding II
5.38%, 12/27/06(d)	119,369	119,372
Mound Financing PLC
5.29%, 05/08/07(d)	561,034	561,034
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	2,148,641	2,148,620
National City Bank of Indiana
5.35%, 05/21/07	298,422	298,434
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	1,969,587	1,969,928
Newcastle Ltd.
5.34%, 04/24/07(d)	210,388	210,363
Northern Rock PLC
5.36%, 08/03/07(d)	716,214	716,226
Northlake CDO I
5.46%, 09/06/07(d)	179,053	179,053
Pricoa Global Funding I
5.31%, 11/27/07	805,740	805,740
Principal Life Global Funding I
5.81%, 02/08/07	268,580	268,817
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	865,425	865,412
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	596,845	596,845
Strips III LLC
5.37%, 07/24/07(d)	133,089	133,089
SunTrust Bank
5.29%, 05/01/07	596,845	596,860
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	1,456,301	1,456,212
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	835,583	835,583
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	762,344	762,343
Wachovia Bank N.A.
5.36%, 05/22/07	1,193,689	1,193,689
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	447,633	447,821
Wells Fargo & Co.
5.33%, 11/15/07(d)	298,422	298,438
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	447,633	447,633
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,790,534	1,790,270
Wind Master Trust
5.31%, 07/25/07(d)	238,738	238,738

		42,871,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,413,445)	80,413,445

TOTAL INVESTMENTS IN SECURITIES —107.05%
(Cost: $1,080,899,027)	1,187,837,345
Other Assets, Less Liabilities —(7.05)%	(78,197,912)

NET ASSETS —100.00%	$1,109,639,433

ADR - American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.76%

BANKS—11.94%
ABN AMRO Holding NV	791,275	$23,819,942

		23,819,942
BEVERAGES—3.92%
Heineken NV	160,324	7,820,643

		7,820,643
CHEMICALS—6.60%
Akzo Nobel NV	150,350	8,627,543
Koninklijke DSM NV	95,015	4,532,837

		13,160,380
COMMERCIAL SERVICES—1.80%
Randstad Holding NV	28,055	1,800,658
Vedior NV	93,620	1,788,252

		3,588,910
COMPUTERS—0.28%
Getronics NV(a)	73,625	561,163

		561,163
DISTRIBUTION & WHOLESALE—1.07%
Buhrmann NV	59,471	837,193
Hagemeyer NV(a)(b)	271,871	1,293,759

		2,130,952
ELECTRONICS—9.34%
Koninklijke Philips Electronics NV	500,459	18,634,440

		18,634,440
FOOD—15.45%
Koninklijke Ahold NV(b)	782,440	7,840,955
Royal Numico NV	86,645	4,471,199
Unilever NV	700,755	18,512,694

		30,824,848
INSURANCE—22.75%
Aegon NV	518,630	9,411,464
ING Groep NV	842,735	35,959,043

		45,370,507
MEDIA—6.28%
Reed Elsevier NV	473,680	7,986,717
Wolters Kluwer NV CVA	161,820	4,536,686

		12,523,403
OFFICE & BUSINESS EQUIPMENT—0.55%
Oce NV(a)	66,185	1,104,540

		1,104,540

OIL & GAS SERVICES—1.71%
Fugro NV	27,280	1,263,827
SBM Offshore NV	66,340	2,156,215

		3,420,042
REAL ESTATE INVESTMENT TRUSTS—5.50%
Corio NV	40,229	2,994,230
Rodamco Europe NV	45,880	5,543,400
Wereldhave NV	19,840	2,431,334

		10,968,964
SEMICONDUCTORS—3.04%
ASML Holding NV(b)	243,660	6,059,171

		6,059,171
TELECOMMUNICATIONS—4.76%
Koninklijke KPN NV	691,455	9,486,377

		9,486,377
TRANSPORTATION—4.77%
TNT NV	226,145	9,523,582

		9,523,582

TOTAL COMMON STOCKS
(Cost: $179,197,833)		198,997,864

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.92%

CERTIFICATES OF DEPOSIT(c)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$9,443	9,443
Societe Generale
5.33%, 12/08/06	13,490	13,490
Wells Fargo Bank N.A.
4.78%, 12/05/06	10,792	10,792

		33,725
COMMERCIAL PAPER(c)—0.17%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	16,203	15,928
ASAP Funding Ltd.
5.30%, 12/11/06(d)	13,490	13,470
Aspen Funding Corp.
5.26%, 02/21/07(d)	8,769	8,664
Beta Finance Inc.
5.27%, 01/25/07(d)	2,698	2,676
Bryant Park Funding LLC
5.28%, 12/14/06(d)	4,259	4,251
CAFCO LLC
5.26%, 01/30/07(d)	6,745	6,686
Cantabric Finance LLC
5.26%, 01/25/07(d)	5,396	5,353
Charta LLC
5.27%, 12/14/06(d)	2,024	2,020
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	15,918	15,649

Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	1,349	1,341
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	15,543	15,423
Eureka Securitization
5.26%, 02/09/07(d)	16,863	16,690
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	12,276	12,151
Galleon Capital Corp.
5.27%, 12/18/06(d)	1,886	1,882
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	1,349	1,347
Grampian Funding LLC
5.23%, 04/23/07(d)	6,071	5,944
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	2,698	2,693
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	10,118	10,068
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	44,396	44,001
Lockhart Funding LLC
5.28%, 02/09/07(d)	13,490	13,352
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	13,490	13,482
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	17,537	17,281
Nestle Capital Corp.
5.19%, 08/09/07(d)	8,094	7,801
Norddeutsche Landesbank
5.27%, 02/15/07	12,816	12,673
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	7,188	7,136
Sedna Finance Inc.
5.22%, 04/17/07(d)	7,689	7,537
Societe Generale
5.18%, 05/16/07(d)	33,726	32,920
Sydney Capital Corp.
5.27%, 12/08/06(d)	322	321
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	24,282	24,167
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	7,884	7,797

		330,704
MEDIUM-TERM NOTES(c)—0.03%
Bank of America N.A.
5.28%, 04/20/07	3,373	3,373
Cullinan Finance Corp.
5.71%, 06/28/07(d)	10,118	10,118
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	2,424	2,424
K2 USA LLC
5.39%, 06/04/07(d)	10,118	10,118
Marshall & Ilsley Bank
5.18%, 12/15/06	13,490	13,492
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	15,784	15,784

		55,309

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	14,349	14,349

		14,349
REPURCHASE AGREEMENTS(c)—0.19%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $26,984 (collateralized by non-U.S. Government debt securities, value $27,793, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$26,980	26,980
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $40,477 (collateralized by non-U.S. Government debt securities, value $41,285, 0.00% to 7.00%, 9/1/18 to 11/1/36).	40,471	40,471
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $20,238 (collateralized by non-U.S. Government debt securities, value $22,262, 0.00% to 10.00%, 12/20/07 to 11/25/46).	20,235	20,235
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,349 (collateralized by non-U.S. Government debt securities, value $1,390, 4.62%, 5/17/07).	1,349	1,349
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $47,222 (collateralized by non-U.S. Government debt securities, value $49,583, 4.11% to 5.66%, 5/25/34 to 9/25/45).	47,215	47,215
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $14,841 (collateralized by non-U.S. Government debt securities, value $16,553, 0.00% to 10.00%, 6/1/28 to 11/16/36).	14,839	14,839
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $8,095 (collateralized by non-U.S. Government debt securities, value $8,913, 0.00% to 10.00%, 6/1/28 to 11/16/36).	8,094	8,094
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $26,984 (collateralized by non-U.S. Government debt securities, value $28,333, 3.52% to 7.38%, 6/15/10 to 12/12/44).	26,980	26,980
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $13,492 (collateralized by non-U.S. Government debt securities, value $13,802, 0.00% to 10.00%, 12/6/06 to 1/1/10).	13,490	13,490
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,746 (collateralized by non-U.S. Government debt securities, value $7,083, 3.52% to 7.38%, 6/15/10 to 12/12/44).	6,745	6,745
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $8,095 (collateralized by non-U.S. Government debt securities, value $8,459, 0.00% to 10.00%, 12/6/06 to 1/1/10).	8,094	8,094

HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,746 (collateralized by non-U.S. Government debt securities, value $7,084, 5.28% to 5.34%, 7/1/24 to 5/1/46).	6,745	6,745
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $3,374 (collateralized by non-U.S. Government debt securities, value $3,542, 4.75% to 9.63%, 12/1/09 to 5/1/11).	3,373	3,373
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $26,984 (collateralized by non-U.S. Government debt securities, value $28,333, 0.00% to 9.45%, 1/18/11 to 12/20/54).	26,980	26,980
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $40,476 (collateralized by non-U.S. Government debt securities, value $42,712, 0.00% to 10.38%, 6/1/07 to 3/15/32).	40,470	40,470
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $20,238 (collateralized by non-U.S. Government debt securities, value $21,037, 0.00% to 10.38%, 6/1/07 to 3/15/32).	20,235	20,235
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $13,492 (collateralized by non-U.S. Government debt securities, value $14,274, 5.40% to 6.45%, 4/22/21 to 9/11/41).	13,490	13,490
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $18,215 (collateralized by non-U.S. Government debt securities, value $18,825, 0.00% to 10.00%, 12/1/06 to 11/30/36).	18,212	18,212
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $9,712 (collateralized by non-U.S. Government debt securities, value $9,952, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	9,443	9,443
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $35,080 (collateralized by non-U.S. Government debt securities, value $36,833, 3.86% to 8.17%, 11/15/09 to 6/10/46).	35,075	35,075

		388,515
TIME DEPOSITS(c)—0.02%
Deutsche Bank AG
5.38%, 12/01/06	7,339	7,339
Rabobank Nederland NV
5.31%, 12/01/06	26,980	26,980

		34,319
VARIABLE & FLOATING RATE NOTES(c)—0.48%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	31,162	31,166
Allstate Life Global Funding Trusts
5.30%, 11/02/07	3,374	3,374
American Express Bank
5.29%, 02/28/07	13,490	13,490
American Express Centurion Bank
5.41%, 07/19/07	14,839	14,850

American Express Credit Corp.
5.42%, 07/05/07	4,047	4,049
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	2,121	2,121
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	10,118	10,118
ASIF Global Financing
5.41%, 05/03/07(d)	1,349	1,349
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	8,769	8,769
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	19,561	19,561
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	34,400	34,402
BMW US Capital LLC
5.32%, 12/14/07(d)	13,490	13,490
BNP Paribas
5.35%, 05/18/07(d)	24,957	24,957
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	9,848	9,848
CC USA Inc.
5.37%, 07/30/07(d)	6,745	6,746
Commodore CDO Ltd.
5.47%, 06/12/07(d)	3,373	3,373
Credit Agricole SA
5.34%, 07/23/07	13,490	13,490
Credit Suisse First Boston NY
5.38%, 04/24/07	6,745	6,745
Cullinan Finance Corp.
5.36%, 04/25/07(d)	3,373	3,373
DEPFA Bank PLC
5.43%, 09/14/07	13,490	13,490
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	15,514	15,514
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	13,490	13,490
Fifth Third Bancorp
5.30%, 12/23/07(d)	26,980	26,980
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	13,490	13,489
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	14,165	14,167
Granite Master Issuer PLC
5.29%, 08/20/07(d)	47,216	47,216
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	10,792	10,794
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	20,235	20,237
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	13,490	13,490
Holmes Financing PLC
5.29%, 07/16/07(d)	23,608	23,608
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	37,098	37,098
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	10,118	10,118
Kestrel Funding LLC
5.30%, 07/11/07(d)	5,396	5,396
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	8,094	8,094
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	14,052	14,052

Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	14,839	14,838
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	5,342	5,342
Marshall & Ilsley Bank
5.30%, 12/14/07	7,420	7,420
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	24,414	24,413
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	20,235	20,235
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	1,349	1,349
Monumental Global Funding II
5.38%, 12/27/06(d)	2,698	2,698
Mound Financing PLC
5.29%, 05/08/07(d)	12,681	12,681
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	48,565	48,564
National City Bank of Indiana
5.35%, 05/21/07	6,745	6,745
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	44,518	44,525
Newcastle Ltd.
5.34%, 04/24/07(d)	4,755	4,755
Northern Rock PLC
5.36%, 08/03/07(d)	16,188	16,189
Northlake CDO I
5.46%, 09/06/07(d)	4,047	4,047
Pricoa Global Funding I
5.31%, 11/27/07	18,212	18,212
Principal Life Global Funding I
5.81%, 02/08/07	6,071	6,076
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	19,561	19,560
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	13,490	13,490
Strips III LLC
5.37%, 07/24/07(d)	3,008	3,008
SunTrust Bank
5.29%, 05/01/07	13,490	13,491
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	32,916	32,914
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	18,886	18,886
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	17,231	17,231
Wachovia Bank N.A.
5.36%, 05/22/07	26,980	26,980
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	10,118	10,122
Wells Fargo & Co.
5.33%, 11/15/07(d)	6,745	6,745
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	10,118	10,118
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	40,471	40,465
Wind Master Trust
5.31%, 07/25/07(d)	5,396	5,396

		968,999

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,825,920)		1,825,920

TOTAL INVESTMENTS IN SECURITIES —100.68%
(Cost: $181,023,753)	200,823,784
Other Assets, Less Liabilities —(0.68)%	(1,347,329)

NET ASSETS —100.00%	$199,476,455

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.49%

AUSTRALIA—66.18%
A.B.C. Learning Centres Ltd.(a)	817,344	$4,807,129
AGL Energy Ltd.(b)	876,672	10,588,957
Alinta Ltd.	1,145,759	9,316,550
Alumina Ltd.	2,668,224	13,354,762
Amcor Ltd.	2,026,560	11,903,016
AMP Ltd.	4,293,504	32,166,419
Ansell Ltd.	340,608	3,143,359
APN News & Media Ltd.	646,272	2,959,157
Aristocrat Leisure Ltd.	808,512	9,918,868
Australia & New Zealand Banking Group Ltd.	4,207,296	94,495,248
Australian Stock Exchange Ltd.	399,168	11,470,484
AXA Asia Pacific Holdings Ltd.	2,008,512	10,401,666
Babcock & Brown Ltd.	522,816	10,235,880
BHP Billiton Ltd.	8,006,784	165,798,666
Billabong International Ltd.	375,168	4,738,822
BlueScope Steel Ltd.	1,602,432	10,120,320
Boral Ltd.	1,358,400	7,967,849
Brambles Ltd.(a)(b)	3,457,536	35,129,332
Caltex Australia Ltd.	307,392	5,375,154
Centro Properties Group	1,893,696	12,856,813
CFS Retail Property Trust	3,106,560	5,199,245
Challenger Financial Services Group Ltd.	930,624	2,909,337
Coca-Cola Amatil Ltd.	1,200,576	7,089,505
Cochlear Ltd.	127,872	5,684,413
Coles Group Ltd.	2,612,736	27,350,400
Commonwealth Bank of Australia	2,941,440	110,138,142
Commonwealth Property Office Fund	3,478,848	3,954,782
Computershare Ltd.	1,029,696	7,356,686
CSL Ltd.	420,288	19,675,524
CSR Ltd.	2,121,024	5,358,216
DB RREEF Trust	6,172,800	8,406,127
DCA Group Ltd.	897,216	2,436,577
Downer EDI Ltd.	677,952	3,751,816
Foster’s Group Ltd.	4,623,360	24,417,908
Futuris Corp. Ltd.	1,354,752	2,021,372
Goodman Fielder Ltd.	2,484,288	4,138,177
GPT Group	4,513,536	18,386,169
Harvey Norman Holdings Ltd.	1,243,968	3,957,664
Iluka Resources Ltd.	538,752	2,977,224
ING Industrial Fund	1,843,968	3,435,500
Insurance Australia Group Ltd.	3,637,056	16,595,963
Investa Property Group	3,493,248	6,673,742
James Hardie Industries NV	1,073,664	7,136,826
John Fairfax Holdings Ltd.	2,212,224	9,081,489
Leighton Holdings Ltd.	321,216	5,178,185
Lend Lease Corp. Ltd.	828,096	11,440,457
Lion Nathan Ltd.	647,424	4,134,871
Macquarie Airports	1,564,608	4,384,888

Macquarie Bank Ltd.	562,944	32,362,383
Macquarie Communications Infrastructure Group	760,354	3,847,676
Macquarie Goodman Group	3,174,912	17,695,426
Macquarie Infrastructure Group	5,723,904	15,860,763
Macquarie Office Trust	4,414,656	5,401,983
Mayne Pharma Ltd.	1,447,872	4,709,253
Mirvac Group	2,288,832	9,576,668
Multiplex Group	1,439,232	4,431,187
National Australia Bank Ltd.	3,687,168	114,046,507
Newcrest Mining Ltd.	769,728	15,732,363
OneSteel Ltd.	1,329,408	4,628,300
Orica Ltd.	712,320	13,496,185
Origin Energy Ltd.	1,824,960	10,848,581
Pacific Brands Ltd.	1,152,384	2,419,934
Paladin Resources Ltd.(a)(b)	964,224	5,366,507
PaperlinX Ltd.	1,019,520	3,187,246
Perpetual Ltd.(a)	96,384	5,611,663
Publishing & Broadcasting Ltd.	321,216	5,279,618
Qantas Airways Ltd.	2,197,824	8,588,607
QBE Insurance Group Ltd.	1,837,248	37,551,256
Rinker Group Ltd.	2,057,472	30,292,659
Rio Tinto Ltd.	653,952	38,306,671
Santos Ltd.	1,353,024	11,001,891
Sonic Healthcare Ltd.	609,792	6,407,438
Stockland	3,147,264	19,603,554
Suncorp-Metway Ltd.	1,276,608	20,609,882
Sydney Roads Group(b)	2,056,128	1,826,111
Symbion Health Ltd.	1,475,136	4,110,848
Tabcorp Holdings Ltd.	1,209,408	15,572,252
Tattersall’s Ltd.(a)	2,524,416	7,592,950
Telstra Corporation Ltd.(a)	6,563,904	19,535,665
Telstra Corporation Ltd. Installment Receipt(b)	3,437,184	6,349,555
Toll Holdings Ltd.	1,233,216	16,375,319
Transurban Group	1,869,888	10,805,660
Wesfarmers Ltd.	868,416	23,994,985
Westfield Group	3,468,288	53,254,877
Westpac Banking Corp.	4,211,904	81,132,138
Woodside Petroleum Ltd.	1,072,128	31,790,463
Woolworths Ltd.	2,722,560	47,285,150
WorleyParsons Ltd.	332,937	5,028,074
Zinifex Ltd.	1,119,360	15,049,049

		1,586,586,953
HONG KONG—20.56%
ASM Pacific Technology Ltd.(a)	384,000	2,103,028
Bank of East Asia Ltd.	3,340,800	18,017,170
BOC Hong Kong Holdings Ltd.	8,448,000	20,352,963
Cathay Pacific Airways Ltd.(a)	2,304,000	5,479,720
Cheung Kong (Holdings) Ltd.	3,456,000	40,831,317
Cheung Kong Infrastructure Holdings Ltd.	960,000	2,924,986
CLP Holdings Ltd.	4,128,000	27,410,323
Esprit Holdings Ltd.	2,400,000	24,883,975
Foxconn International Holdings Ltd.(a)(b)	4,800,000	14,501,511
Giordano International Ltd.	3,456,000	1,750,548
Hang Lung Properties Ltd.	4,992,736	11,104,240
Hang Seng Bank Ltd.	1,747,200	23,315,467
Henderson Land Development Co. Ltd.	1,920,000	10,687,922
Hong Kong & China Gas Co. Ltd.(The)	8,256,836	18,257,708
Hong Kong Exchanges & Clearing Ltd.	2,496,000	22,012,676
Hongkong Electric Holdings Ltd.	3,168,000	14,947,046
Hopewell Holdings Ltd.	1,536,000	5,114,405

Hutchinson Telecommunications International Ltd.(b)	3,264,000	7,133,509
Hutchison Whampoa Ltd.(a)	4,992,000	46,913,312
Hysan Development Co. Ltd.	1,536,000	4,057,955
Johnson Electric Holdings Ltd.(a)	2,976,000	2,249,647
Kerry Properties Ltd.(a)	1,152,000	4,657,762
Kingboard Chemical Holdings Co. Ltd.	1,248,000	5,029,864
Li & Fung Ltd.	4,993,600	14,508,628
Link REIT(The)	4,896,000	10,108,602
Melco International Development Ltd.(a)	1,536,000	4,344,282
MTR Corp. Ltd.	3,168,000	7,876,727
New World Development Co. Ltd.	5,952,941	10,882,666
Noble Group Ltd.(a)	2,304,000	1,615,163
Orient Overseas International Ltd.	384,000	2,433,785
PCCW Ltd.	8,640,845	5,609,856
Shangri-La Asia Ltd.	3,072,000	7,898,695
Shun Tak Holdings Ltd.	2,304,000	3,613,653
Sino Land Co. Ltd.(a)	3,072,000	5,766,047
Solomon Systech International Ltd.	5,376,000	843,186
Sun Hung Kai Properties Ltd.	3,072,000	34,793,752
Swire Pacific Ltd. Class A	2,112,000	22,318,750
Techtronic Industries Co. Ltd.	2,496,000	3,343,616
Television Broadcasts Ltd.	576,000	3,265,617
Texwinca Holdings Ltd.	1,536,000	1,036,704
Wharf Holdings Ltd.(The)	2,880,000	10,089,349
Wing Hang Bank Ltd.	384,000	4,053,018
Yue Yuen Industrial Holdings Ltd.	1,536,000	4,857,697

		492,996,847
NEW ZEALAND—1.79%
Auckland International Airport Ltd.	2,278,464	3,369,493
Contact Energy Ltd.	648,576	3,454,690
Fisher & Paykel Appliances Holdings Ltd.	576,576	1,614,539
Fisher & Paykel Healthcare Corp. Ltd.	1,161,024	3,433,947
Fletcher Building Ltd.	1,089,600	7,564,386
Kiwi Income Property Trust	1,361,664	1,286,523
Sky City Entertainment Group Ltd.	993,408	3,482,300
Sky Network Television Ltd.	455,046	1,806,974
Telecom Corp. of New Zealand Ltd.	4,483,968	14,091,064
Tower Ltd.(b)	339,653	488,341
Vector Ltd.	589,879	1,017,729
Warehouse Group Ltd.(The)	260,736	1,199,607

		42,809,593
SINGAPORE—10.96%
Allgreen Properties Ltd.	1,152,000	1,338,491
Ascendas Real Estate Investment Trust	2,112,000	3,276,438
CapitaCommercial Trust	2,112,000	3,482,072
Capitaland Ltd.	2,880,000	11,683,759
CapitaMall Trust Management Ltd.	1,920,000	3,439,699
Chartered Semiconductor Manufacturing Ltd.(a)(b)	2,112,000	1,878,125
City Developments Ltd.	1,152,000	9,047,903
ComfortDelGro Corp. Ltd.	4,224,000	4,304,609
COSCO Corp. (Singapore) Ltd.	1,920,000	2,741,789
Creative Technology Ltd.(a)	134,400	881,111
DBS Group Holdings Ltd.	2,496,000	34,023,108
Fraser and Neave Ltd.	1,924,150	5,370,534
Haw Par Corp. Ltd.	192,397	861,703
Jardine Cycle & Carriage Ltd.	325,000	2,974,491
Keppel Corp. Ltd.	1,288,000	14,547,060
Keppel Land Ltd.	768,000	3,290,147
Neptune Orient Lines Ltd.	960,000	1,321,044

Olam International Ltd.	1,536,000	2,073,789
Oversea-Chinese Banking Corp.	5,760,600	27,109,146
Parkway Holdings Ltd.	1,475,250	2,681,228
SembCorp Industries Ltd.	1,920,240	4,611,767
SembCorp Marine Ltd.	1,152,000	2,527,431
Singapore Airlines Ltd.	1,152,000	11,739,842
Singapore Exchange Ltd.(a)	1,728,000	6,000,779
Singapore Land Ltd.	384,000	2,018,954
Singapore Petroleum Co. Ltd.	384,000	1,111,671
Singapore Post Ltd.	3,456,000	2,333,013
Singapore Press Holdings Ltd.	3,456,517	9,782,172
Singapore Technologies Engineering Ltd.	3,072,000	6,021,965
Singapore Telecommunications Ltd.(a)	16,320,328	30,509,246
SMRT Corp. Ltd.	1,536,000	1,136,596
STATS ChipPAC Ltd.(b)	2,880,000	2,430,222
Suntec REIT	1,920,000	2,131,118
United Overseas Bank Ltd.	2,688,000	32,452,811
United Overseas Land Ltd.	1,152,000	3,364,923
Venture Corp. Ltd.	576,000	5,159,548
Want Want Holdings Ltd.	960,000	1,478,400
Wing Tai Holdings Ltd.	1,152,333	1,548,312

		262,685,016

TOTAL COMMON STOCKS
(Cost: $1,725,577,974)		2,385,078,409

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.86%

CERTIFICATES OF DEPOSIT(c)—0.05%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$355,813	355,813
Societe Generale
5.33%, 12/08/06	508,313	508,313
Wells Fargo Bank N.A.
4.78%, 12/05/06	406,650	406,650

		1,270,776
COMMERCIAL PAPER(c)—0.52%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	610,540	600,201
ASAP Funding Ltd.
5.30%, 12/11/06(d)	508,313	507,565
Aspen Funding Corp.
5.26%, 02/21/07(d)	330,403	326,445
Beta Finance Inc.
5.27%, 01/25/07(d)	101,663	100,845
Bryant Park Funding LLC
5.28%, 12/14/06(d)	160,474	160,168
CAFCO LLC
5.26%, 01/30/07(d)	254,156	251,928
Cantabric Finance LLC
5.26%, 01/25/07(d)	203,325	201,691
Charta LLC
5.27%, 12/14/06(d)	76,247	76,102
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	599,809	589,650
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	50,831	50,526

Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	585,653	581,115
Eureka Securitization
5.26%, 02/09/07(d)	635,391	628,892
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	462,565	457,818
Galleon Capital Corp.
5.27%, 12/18/06(d)	71,072	70,895
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	50,831	50,758
Grampian Funding LLC
5.23%, 04/23/07(d)	228,741	223,989
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	101,663	101,454
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	381,235	379,376
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	1,672,837	1,657,939
Lockhart Funding LLC
5.28%, 02/09/07(d)	508,313	503,094
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	508,313	508,012
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	660,807	651,147
Nestle Capital Corp.
5.19%, 08/09/07(d)	304,988	293,952
Norddeutsche Landesbank
5.27%, 02/15/07	482,897	477,530
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	270,829	268,868
Sedna Finance Inc.
5.22%, 04/17/07(d)	289,738	283,983
Societe Generale
5.18%, 05/16/07(d)	1,270,782	1,240,429
Sydney Capital Corp.
5.27%, 12/08/06(d)	12,123	12,111
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	914,963	910,584
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	297,053	293,798

		12,460,865
MEDIUM-TERM NOTES(c)—0.09%
Bank of America N.A.
5.28%, 04/20/07	127,078	127,078
Cullinan Finance Corp.
5.71%, 06/28/07(d)	381,235	381,235
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	91,334	91,334
K2 USA LLC
5.39%, 06/04/07(d)	381,235	381,235
Marshall & Ilsley Bank
5.18%, 12/15/06	508,313	508,380
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	594,726	594,727

		2,083,989
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	244,367	244,367

		244,367

REPURCHASE AGREEMENTS(c)—0.61%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,016,777 (collateralized by non-U.S. Government debt securities, value $1,047,258, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$1,016,626	1,016,626
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $1,525,164 (collateralized by non-U.S. Government debt securities, value $1,555,638, 0.00% to 7.00%, 9/1/18 to 11/1/36).	1,524,939	1,524,939
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $762,583 (collateralized by non-U.S. Government debt securities, value $838,823, 0.00% to 10.00%, 12/20/07 to 11/25/46).	762,469	762,469
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $50,839 (collateralized by non-U.S. Government debt securities, value $52,363, 4.62%, 5/17/07).	50,831	50,831
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,779,360 (collateralized by non-U.S. Government debt securities, value $1,868,287, 4.11% to 5.66%, 5/25/34 to 9/25/45).	1,779,095	1,779,095
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $559,228 (collateralized by non-U.S. Government debt securities, value $623,735, 0.00% to 10.00%, 6/1/28 to 11/16/36).	559,144	559,144
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $305,034 (collateralized by non-U.S. Government debt securities, value $335,857, 0.00% to 10.00%, 6/1/28 to 11/16/36).	304,988	304,988
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $1,016,777 (collateralized by non-U.S. Government debt securities, value $1,067,593, 3.52% to 7.38%, 6/15/10 to 12/12/44).	1,016,626	1,016,626
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $254,194 (collateralized by non-U.S. Government debt securities, value $266,898, 3.52% to 7.38%, 6/15/10 to 12/12/44).	254,156	254,156
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $508,389 (collateralized by non-U.S. Government debt securities, value $520,070, 0.00% to 10.00%, 12/6/06 to 1/1/10).	508,313	508,313
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $305,034 (collateralized by non-U.S. Government debt securities, value $318,753, 0.00% to 10.00%, 12/6/06 to 1/1/10).	304,988	304,988

HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $254,194 (collateralized by non-U.S. Government debt securities, value $266,919, 5.28% to 5.34%, 7/1/24 to 5/1/46).	254,156	254,156
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $127,097 (collateralized by non-U.S. Government debt securities, value $133,470, 4.75% to 9.63%, 12/1/09 to 5/1/11).	127,078	127,078
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,016,777 (collateralized by non-U.S. Government debt securities, value $1,067,606, 0.00% to 9.45%, 1/18/11 to 12/20/54).	1,016,626	1,016,626
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,525,166 (collateralized by non-U.S. Government debt securities, value $1,609,408, 0.00% to 10.38%, 6/1/07 to 3/15/32).	1,524,939	1,524,939
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $762,583 (collateralized by non-U.S. Government debt securities, value $792,694, 0.00% to 10.38%, 6/1/07 to 3/15/32).	762,469	762,469
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $508,389 (collateralized by non-U.S. Government debt securities, value $537,844, 5.40% to 6.45%, 4/22/21 to 9/11/41).	508,313	508,313
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $686,326 (collateralized by non-U.S. Government debt securities, value $709,328, 0.00% to 10.00%, 12/1/06 to 11/30/36).	686,222	686,222
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $365,949 (collateralized by non-U.S. Government debt securities, value $374,983, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	355,819	355,819
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $1,321,812 (collateralized by non-U.S. Government debt securities, value $1,387,871, 3.86% to 8.17%, 11/15/09 to 6/10/46).	1,321,614	1,321,614

		14,639,411
TIME DEPOSITS(c)—0.06%
Deutsche Bank AG
5.38%, 12/01/06	276,535	276,535
Rabobank Nederland NV
5.31%, 12/01/06	1,016,626	1,016,626

		1,293,161
VARIABLE & FLOATING RATE NOTES(c)—1.52%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	1,174,203	1,174,349
Allstate Life Global Funding Trusts
5.30%, 11/02/07	127,078	127,078
American Express Bank
5.29%, 02/28/07	508,313	508,312
American Express Centurion Bank

5.41%, 07/19/07	559,144	559,554
American Express Credit Corp.
5.42%, 07/05/07	152,494	152,554
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	79,909	79,909
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	381,235	381,235
ASIF Global Financing
5.41%, 05/03/07(d)	50,831	50,843
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	330,403	330,403
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	737,054	737,076
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	1,296,198	1,296,242
BMW US Capital LLC
5.32%, 12/14/07(d)	508,313	508,313
BNP Paribas
5.35%, 05/18/07(d)	940,379	940,379
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	371,068	371,068
CC USA Inc.
5.37%, 07/30/07(d)	254,156	254,180
Commodore CDO Ltd.
5.47%, 06/12/07(d)	127,078	127,078
Credit Agricole SA
5.34%, 07/23/07	508,313	508,313
Credit Suisse First Boston NY
5.38%, 04/24/07	254,156	254,162
Cullinan Finance Corp.
5.36%, 04/25/07(d)	127,078	127,078
DEPFA Bank PLC
5.43%, 09/14/07	508,313	508,313
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	584,560	584,584
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	508,313	508,313
Fifth Third Bancorp
5.30%, 12/23/07(d)	1,016,626	1,016,626
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	508,313	508,285
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	533,729	533,818
Granite Master Issuer PLC
5.29%, 08/20/07(d)	1,779,095	1,779,095
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	406,650	406,693
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	762,469	762,554
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	508,313	508,313
Holmes Financing PLC
5.29%, 07/16/07(d)	889,548	889,548
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	1,397,860	1,397,861
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	381,235	381,224
Kestrel Funding LLC
5.30%, 07/11/07(d)	203,325	203,312
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	304,988	304,988

Leafs LLC
5.32%, 01/22/07-02/20/07(d)	529,473	529,473
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	559,144	559,119
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	201,294	201,294
Marshall & Ilsley Bank
5.30%, 12/14/07	279,572	279,572
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	919,909	919,909
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	762,469	762,469
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	50,831	50,831
Monumental Global Funding II
5.38%, 12/27/06(d)	101,663	101,665
Mound Financing PLC
5.29%, 05/08/07(d)	477,814	477,814
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	1,829,926	1,829,910
National City Bank of Indiana
5.35%, 05/21/07	254,156	254,167
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	1,677,433	1,677,723
Newcastle Ltd.
5.34%, 04/24/07(d)	179,180	179,159
Northern Rock PLC
5.36%, 08/03/07(d)	609,975	609,986
Northlake CDO I
5.46%, 09/06/07(d)	152,494	152,494
Pricoa Global Funding I
5.31%, 11/27/07	686,222	686,222
Principal Life Global Funding I
5.81%, 02/08/07	228,741	228,942
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	737,054	737,043
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	508,313	508,313
Strips III LLC
5.37%, 07/24/07(d)	113,348	113,348
SunTrust Bank
5.29%, 05/01/07	508,313	508,326
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	1,240,283	1,240,209
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	711,638	711,638
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	649,263	649,263
Wachovia Bank N.A.
5.36%, 05/22/07	1,016,626	1,016,626
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	381,235	381,395
Wells Fargo & Co.
5.33%, 11/15/07(d)	254,156	254,170
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	381,235	381,235
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,524,939	1,524,715
Wind Master Trust
5.31%, 07/25/07(d)	203,325	203,325

		36,512,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,504,577)	68,504,577

TOTAL INVESTMENTS IN SECURITIES —102.35%
(Cost: $1,794,082,551)	2,453,582,986
Other Assets, Less Liabilities —(2.35)%	(56,298,224)

NET ASSETS —100.00%	$2,397,284,762

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.86%

AIRLINES—4.74%
Singapore Airlines Ltd.	4,482,000	$45,675,322

		45,675,322
BANKS—35.65%
DBS Group Holdings Ltd.	9,391,000	128,009,217
Oversea-Chinese Banking Corp.	20,762,000	97,705,115
United Overseas Bank Ltd.	9,757,000	117,798,390

		343,512,722
BEVERAGES—2.06%
Fraser and Neave Ltd.	7,096,000	19,805,790

		19,805,790
COMPUTERS—0.33%
Creative Technology Ltd.(a)	487,850	3,198,290

		3,198,290
DISTRIBUTION & WHOLESALE—0.95%
Jardine Cycle & Carriage Ltd.	997,000	9,124,821

		9,124,821
DIVERSIFIED FINANCIAL SERVICES—2.29%
Singapore Exchange Ltd.	6,338,000	22,009,801

		22,009,801
ELECTRONICS—1.78%
Venture Corp. Ltd.	1,916,000	17,162,664

		17,162,664
ENGINEERING & CONSTRUCTION—3.93%
SembCorp Industries Ltd.	7,096,000	17,042,191
Singapore Technologies Engineering Ltd.	10,644,000	20,865,170

		37,907,361
FOOD—1.32%
Olam International Ltd.	5,322,000	7,185,356
Want Want Holdings Ltd.	3,594,000	5,534,760

		12,720,116
HEALTH CARE - SERVICES—0.87%
Parkway Holdings Ltd.	4,633,500	8,421,264

		8,421,264
HOLDING COMPANIES - DIVERSIFIED—5.75%
Haw Par Corp. Ltd.	887,000	3,972,673
Keppel Corp. Ltd.	4,060,000	45,854,862
Noble Group Ltd.(a)	7,983,000	5,596,287

		55,423,822

MEDIA—3.91%
Singapore Press Holdings Ltd.	13,305,000	37,654,031

		37,654,031
OIL & GAS—0.27%
Singapore Petroleum Co. Ltd.	887,000	2,567,844

		2,567,844
REAL ESTATE—13.79%
Allgreen Properties Ltd.	3,548,000	4,122,368
CapitaCommercial Trust	7,983,000	13,161,638
CapitaLand Ltd.	10,644,000	43,181,228
City Developments Ltd.	4,435,000	34,832,857
Keppel Land Ltd.(a)	2,762,000	11,832,533
Singapore Land Ltd.	1,525,000	8,017,980
UOL Group Ltd.	4,435,000	12,954,369
Wing Tai Holdings Ltd.	3,548,000	4,767,208

		132,870,181
REAL ESTATE INVESTMENT TRUSTS—3.52%
Ascendas Real Estate Investment Trust	7,983,000	12,384,376
CapitaMall Trust Management Ltd.	7,096,000	12,712,554
Suntec REIT(a)	7,983,000	8,860,788

		33,957,718
SEMICONDUCTORS—1.75%
Chartered Semiconductor Manufacturing Ltd.(a)(b)	8,870,000	7,887,771
STATS ChipPAC Ltd.(a)(b)	10,644,000	8,981,695

		16,869,466
SHIPBUILDING—1.01%
SembCorp Marine Ltd.	4,435,000	9,730,170

		9,730,170
TELECOMMUNICATIONS—11.70%
Singapore Telecommunications Ltd.(a)	60,316,568	112,755,884

		112,755,884
TRANSPORTATION—4.24%
ComfortDelGro Corp. Ltd.	15,079,000	15,366,760
COSCO Corp.(Singapore) Ltd.	6,209,000	8,866,546
Neptune Orient Lines Ltd.	3,548,000	4,882,357
Singapore Post Ltd.	11,531,000	7,784,136
SMRT Corp. Ltd.	5,322,000	3,938,128

		40,837,927

TOTAL COMMON STOCKS
(Cost: $764,025,001)		962,205,194

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.82%

CERTIFICATES OF DEPOSIT(c)—0.07%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$182,457	182,457
Societe Generale
5.33%, 12/08/06	260,653	260,653
Wells Fargo Bank N.A.
4.78%, 12/05/06	208,522	208,522

		651,632

COMMERCIAL PAPER(c)—0.66%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	313,073	307,771
ASAP Funding Ltd.
5.30%, 12/11/06(d)	260,653	260,269
Aspen Funding Corp.
5.26%, 02/21/07(d)	169,424	167,394
Beta Finance Inc.
5.27%, 01/25/07(d)	52,131	51,711
Bryant Park Funding LLC
5.28%, 12/14/06(d)	82,288	82,131
CAFCO LLC
5.26%, 01/30/07(d)	130,326	129,184
Cantabric Finance LLC
5.26%, 01/25/07(d)	104,261	103,423
Charta LLC
5.27%, 12/14/06(d)	39,098	39,024
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	307,570	302,361
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	26,065	25,909
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	300,311	297,984
Eureka Securitization
5.26%, 02/09/07(d)	325,816	322,484
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	237,194	234,760
Galleon Capital Corp.
5.27%, 12/18/06(d)	36,444	36,354
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	26,065	26,027
Grampian Funding LLC
5.23%, 04/23/07(d)	117,294	114,857
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	52,131	52,024
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	195,490	194,536
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	857,798	850,158
Lockhart Funding LLC
5.28%, 02/09/07(d)	260,653	257,977
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	260,653	260,499
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	338,849	333,896
Nestle Capital Corp.
5.19%, 08/09/07(d)	156,392	150,733
Norddeutsche Landesbank
5.27%, 02/15/07	247,620	244,868
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	138,876	137,870
Sedna Finance Inc.
5.22%, 04/17/07(d)	148,572	145,621
Societe Generale
5.18%, 05/16/07(d)	651,632	636,068
Sydney Capital Corp.
5.27%, 12/08/06(d)	6,217	6,210
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	469,175	466,930
Three Pillars Funding Corp.

5.26%, 02/14/07(d)	152,323	150,654

		6,389,687
MEDIUM-TERM NOTES(c)—0.11%
Bank of America N.A.
5.28%, 04/20/07	65,163	65,163
Cullinan Finance Corp.
5.71%, 06/28/07(d)	195,490	195,490
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	46,834	46,834
K2 USA LLC
5.39%, 06/04/07(d)	195,490	195,490
Marshall & Ilsley Bank
5.18%, 12/15/06	260,653	260,687
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	304,964	304,964

		1,068,628
MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	1,818,697	1,818,697

		1,818,697
REPURCHASE AGREEMENTS(c)—0.78%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $521,384 (collateralized by non-U.S. Government debt securities, value $537,013, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$521,306	521,306
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $782,074 (collateralized by non-U.S. Government debt securities, value $797,701, 0.00% to 7.00%, 9/1/18 to 11/1/36).	781,959	781,959
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $391,037 (collateralized by non-U.S. Government debt securities, value $430,132, 0.00% to 10.00%, 12/20/07 to 11/25/46).	390,979	390,979
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $26,069 (collateralized by non-U.S. Government debt securities, value $26,851, 4.62%, 5/17/07).	26,065	26,065
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $912,421 (collateralized by non-U.S. Government debt securities, value $958,021, 4.11% to 5.66%, 5/25/34 to 9/25/45).	912,285	912,285
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $286,761 (collateralized by non-U.S. Government debt securities, value $319,839, 0.00% to 10.00%, 6/1/28 to 11/16/36).	286,718	286,718

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $156,416 (collateralized by non-U.S. Government debt securities, value $172,221, 0.00% to 10.00%, 6/1/28 to 11/16/36).	156,392	156,392
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $521,383 (collateralized by non-U.S. Government debt securities, value $547,441, 3.52% to 7.38%, 6/15/10 to 12/12/44).	521,306	521,306
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $130,345 (collateralized by non-U.S. Government debt securities, value $136,860, 3.52% to 7.38%, 6/15/10 to 12/12/44).	130,326	130,326
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $260,692 (collateralized by non-U.S. Government debt securities, value $266,682, 0.00% to 10.00%, 12/6/06 to 1/1/10).	260,653	260,653
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $156,416 (collateralized by non-U.S. Government debt securities, value $163,450, 0.00% to 10.00%, 12/6/06 to 1/1/10).	156,392	156,392
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $130,345 (collateralized by non-U.S. Government debt securities, value $136,871, 5.28% to 5.34%, 7/1/24 to 5/1/46).	130,326	130,326
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $65,173 (collateralized by non-U.S. Government debt securities, value $68,441, 4.75% to 9.63%, 12/1/09 to 5/1/11).	65,163	65,163
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $521,384 (collateralized by non-U.S. Government debt securities, value $547,447, 0.00% to 9.45%, 1/18/11 to 12/20/54).	521,306	521,306
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $782,076 (collateralized by non-U.S. Government debt securities, value $825,273, 0.00% to 10.38%, 6/1/07 to 3/15/32).	781,959	781,959
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $391,038 (collateralized by non-U.S. Government debt securities, value $406,478, 0.00% to 10.38%, 6/1/07 to 3/15/32).	390,979	390,979
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $260,692 (collateralized by non-U.S. Government debt securities, value $275,796, 5.40% to 6.45%, 4/22/21 to 9/11/41).	260,653	260,653
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $351,934 (collateralized by non-U.S. Government debt securities, value $363,730, 0.00% to 10.00%, 12/1/06 to 11/30/36).	351,881	351,881
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $187,651 (collateralized by non-U.S. Government debt securities, value $192,284, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	182,457	182,457

Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $677,799 (collateralized by non-U.S. Government debt securities, value $711,673, 3.86% to 8.17%, 11/15/09 to 6/10/46).	677,698	677,698

		7,506,803
TIME DEPOSITS(c)—0.07%
Deutsche Bank AG
5.38%, 12/01/06	141,802	141,802
Rabobank Nederland NV
5.31%, 12/01/06	521,306	521,306

		663,108
VARIABLE & FLOATING RATE NOTES(c)—1.94%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	602,108	602,183
Allstate Life Global Funding Trusts
5.30%, 11/02/07	65,163	65,163
American Express Bank
5.29%, 02/28/07	260,653	260,652
American Express Centurion Bank
5.41%, 07/19/07	286,718	286,928
American Express Credit Corp.
5.42%, 07/05/07	78,196	78,227
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	40,976	40,976
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	195,490	195,490
ASIF Global Financing
5.41%, 05/03/07(d)	26,065	26,071
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	169,424	169,424
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	377,947	377,958
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	664,665	664,688
BMW US Capital LLC
5.32%, 12/14/07(d)	260,653	260,653
BNP Paribas
5.35%, 05/18/07(d)	482,208	482,208
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	190,277	190,276
CC USA Inc.
5.37%, 07/30/07(d)	130,326	130,339
Commodore CDO Ltd.
5.47%, 06/12/07(d)	65,163	65,163
Credit Agricole SA
5.34%, 07/23/07	260,653	260,653
Credit Suisse First Boston NY
5.38%, 04/24/07	130,326	130,330
Cullinan Finance Corp.
5.36%, 04/25/07(d)	65,163	65,163
DEPFA Bank PLC
5.43%, 09/14/07	260,653	260,653
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	299,751	299,763
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	260,653	260,653

Fifth Third Bancorp
5.30%, 12/23/07(d)	521,306	521,306
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	260,653	260,638
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	273,686	273,731
Granite Master Issuer PLC
5.29%, 08/20/07(d)	912,285	912,285
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	208,522	208,544
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	390,979	391,023
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	260,653	260,653
Holmes Financing PLC
5.29%, 07/16/07(d)	456,143	456,143
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	716,795	716,796
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	195,490	195,484
Kestrel Funding LLC
5.30%, 07/11/07(d)	104,261	104,254
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	156,392	156,392
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	271,503	271,504
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	286,718	286,705
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	103,220	103,220
Marshall & Ilsley Bank
5.30%, 12/14/07	143,359	143,359
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	471,711	471,712
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	390,979	390,979
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	26,065	26,065
Monumental Global Funding II
5.38%, 12/27/06(d)	52,131	52,132
Mound Financing PLC
5.29%, 05/08/07(d)	245,014	245,014
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	938,350	938,343
National City Bank of Indiana
5.35%, 05/21/07	130,326	130,332
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	860,155	860,303
Newcastle Ltd.
5.34%, 04/24/07(d)	91,880	91,869
Northern Rock PLC
5.36%, 08/03/07(d)	312,783	312,789
Northlake CDO I
5.46%, 09/06/07(d)	78,196	78,196
Pricoa Global Funding I
5.31%, 11/27/07	351,881	351,881
Principal Life Global Funding I
5.81%, 02/08/07	117,294	117,397
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	377,947	377,941
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	260,653	260,653
Strips III LLC
5.37%, 07/24/07(d)	58,123	58,123

SunTrust Bank
5.29%, 05/01/07	260,653	260,659
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07(d)	635,993	635,955
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07(d)	364,914	364,914
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	332,929	332,930
Wachovia Bank N.A.
5.36%, 05/22/07	521,306	521,306
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	195,490	195,572
Wells Fargo & Co.
5.33%, 11/15/07(d)	130,326	130,333
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07(d)	195,490	195,489
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07(d)	781,959	781,843
Wind Master Trust
5.31%, 07/25/07(d)	104,261	104,261

		18,722,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,821,197)		36,821,197

TOTAL INVESTMENTS IN SECURITIES —103.68%
(Cost: $800,846,198)		999,026,391
Other Assets, Less Liabilities —(3.68)%		(35,417,881)

NET ASSETS —100.00%		$963,608,510

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.98%

BANKS—14.10%
FirstRand Ltd.	5,107,064	$14,069,557
Nedbank Group Ltd.	365,056	6,384,188
Standard Bank Group Ltd.	2,224,064	27,272,967

		47,726,712
BUILDING MATERIALS—0.39%
Pretoria Portland Cement Co. Ltd.	24,676	1,301,462

		1,301,462
DIVERSIFIED FINANCIAL SERVICES—2.42%
African Bank Investments Ltd.	858,142	3,380,550
Alexander Forbes Ltd.(a)	644,428	1,378,432
Investec Ltd.	299,336	3,440,826

		8,199,808
ELECTRONICS—1.04%
Reunert Ltd.	317,936	3,531,022

		3,531,022
ENGINEERING & CONSTRUCTION—1.85%
Aveng Ltd.	721,308	3,291,808
Murray & Roberts Holdings Ltd.	543,678	2,954,669

		6,246,477
FOOD—3.26%
Shoprite Holdings Ltd.	788,516	2,801,903
SPAR Group Ltd. (The)	308,512	1,805,609
Tiger Brands Ltd.	295,802	6,409,644

		11,017,156
FOREST PRODUCTS & PAPER—1.76%
Sappi Ltd.	370,760	5,968,325

		5,968,325
HEALTH CARE-PRODUCTS—0.54%
Aspen Pharmacare Holdings Ltd.(a)	385,764	1,814,791

		1,814,791
HEALTH CARE-SERVICES—1.26%
Network Healthcare Holdings Ltd.(a)	2,314,708	4,251,225

		4,251,225
HOLDING COMPANIES - DIVERSIFIED—7.70%
AVI Ltd.	573,438	1,498,270
Barloworld Ltd.	382,602	7,863,967
Bidvest Group Ltd.	473,246	8,414,728
Imperial Holdings Ltd.(a)	340,318	6,994,391
Tongaat-Hulett Group Ltd.	95,604	1,298,922

		26,070,278
HOME FURNISHINGS—1.93%
Lewis Group Ltd.	174,716	1,432,787
Steinhoff International Holdings Ltd.	1,663,460	5,094,980

		6,527,767
INSURANCE—4.26%

Liberty Group Ltd.	201,624	2,180,251
Metropolitan Holdings Ltd.	1,007,624	1,930,651
Sanlam Ltd.	4,162,184	10,323,898

		14,434,800
IRON & STEEL—1.90%
Kumba Iron Ore Ltd.(a)	111,972	1,786,715
Mittal Steel South Africa Ltd.	365,056	4,644,433

		6,431,148
MEDIA—3.26%
Naspers Ltd.	543,058	11,048,454

		11,048,454
MINING—23.17%
Anglo Platinum Ltd.	119,536	13,790,469
AngloGold Ashanti Ltd.	275,218	13,173,647
Gold Fields Ltd.	918,096	16,996,210
Harmony Gold Mining Co. Ltd.(a)	613,738	10,370,579
Impala Platinum Holdings Ltd.	956,288	24,119,579

		78,450,484
OIL & GAS—11.09%
Sasol Ltd.	1,071,608	37,555,744

		37,555,744
PACKAGING & CONTAINERS—1.23%
Consol Ltd.	573,872	1,369,056
Nampak Ltd.	953,932	2,791,510

		4,160,566
REAL ESTATE—0.44%
Allan Gray Property Trust	1,805,750	1,484,609

		1,484,609
RETAIL—7.44%
Edgars Consolidated Stores Ltd.	916,918	4,785,031
Ellerine Holdings Ltd.	190,650	1,952,660
Foschini Ltd.	371,132	2,921,994
JD Group Ltd.	323,826	3,582,900
Massmart Holdings Ltd.	364,002	3,320,845
Pick’n Pay Stores Ltd.	396,056	1,766,075
Truworths International Ltd.	834,892	3,479,759
Woolworths Holdings Ltd.	1,449,250	3,362,482

		25,171,746
TELECOMMUNICATIONS—10.32%
MTN Group Ltd.	2,424,758	24,733,292
Telkom South Africa Ltd.	544,980	10,214,222

		34,947,514
TRANSPORTATION—0.62%
Grindrod Ltd.	593,278	1,223,552
Super Group Ltd.	510,260	888,800

		2,112,352

TOTAL COMMON STOCKS
(Cost: $348,218,648)		338,452,440
SHORT-TERM INVESTMENTS—0.00%
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(b)(c)	8,596	8,596

		8,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,596)	8,596

TOTAL INVESTMENTS IN SECURITIES —99.98%
(Cost: $348,227,244)	338,461,036
Other Assets, Less Liabilities —0.02%	69,474

NET ASSETS —100.00%	$338,530,510

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—97.51%

ADVERTISING—0.29%
Cheil Communications Inc.	19,710	$4,771,884

		4,771,884
AEROSPACE & DEFENSE—0.47%
Hanjin Heavy Industries & Construction Co. Ltd.	216,810	7,605,322

		7,605,322
AGRICULTURE—2.05%
KT&G Corp.	512,460	33,581,335

		33,581,335
AIRLINES—0.55%
Asiana Airlines(a)	407,340	2,962,951
Korean Air Co. Ltd.	164,250	6,097,407

		9,060,358
APPAREL—0.15%
LG Fashion Corp.(a)(b)	107,074	2,477,098

		2,477,098
AUTO MANUFACTURERS—3.94%
Hyundai Motor Co. Ltd.	683,280	51,759,738
Kia Motors Corp.(c)	840,960	12,758,956

		64,518,694
AUTO PARTS & EQUIPMENT—1.92%
Hankook Tire Co. Ltd.	473,040	7,685,914
Hyundai Mobis	256,236	23,794,229

		31,480,143
BANKS—8.52%
Daegu Bank	545,310	9,036,180
Kookmin Bank	1,511,109	117,721,302
Korea Exchange Bank(a)(c)	433,620	6,345,545
Pusan Bank	499,320	6,178,706

		139,281,733
BEVERAGES—0.30%
Hite Brewery Co. Ltd.	39,420	4,877,925

		4,877,925
CHEMICALS—1.98%
Hanwha Chemical Corp.	216,810	2,729,517
Honam Petrochemical Corp.	59,130	4,033,832
KCC Corp.	19,710	6,267,074
Korea Zinc Co. Ltd.(c)	59,130	6,311,611
LG Chem Ltd.(c)	197,100	9,098,391
LG Petrochemical Co. Ltd.(c)	91,995	2,390,573
Samsung Fine Chemicals Co. Ltd.(c)	59,130	1,495,190

		32,326,188

COMMERCIAL SERVICES—0.24%
S1 Corp.	91,980	3,968,793

		3,968,793
COSMETICS & PERSONAL CARE—0.59%
AmorePacific Corp.(a)(c)	14,890	8,091,085
Pacific Corp.(c)	11,249	1,634,061

		9,725,146
DISTRIBUTION & WHOLESALE—2.05%
Daewoo International Corp.(c)	190,530	8,610,599
Hyosung Corp.(a)	5	139
LG International Corp.(b)	141,935	3,283,588
Samsung Corp.	611,010	21,663,291

		33,557,617
DIVERSIFIED FINANCIAL SERVICES—8.39%
Daewoo Securities Co. Ltd.(c)	525,600	10,349,685
Daishin Securities Co. Ltd.(c)	164,250	4,268,185
Hana Financial Group Inc.	505,891	25,856,591
Hyundai Securities Co. Ltd.(c)	505,890	7,403,136
Korea Investment Holdings Co. Ltd.(c)	164,255	8,448,258
Mirae Asset Securities Co. Ltd.(c)	59,130	4,167,445
Samsung Securities Co.	249,660	14,211,023
Shinhan Financial Group Ltd.	998,640	48,623,726
Tong Yang Investment Bank(a)	361,350	4,471,432
Woori Investment & Securities Co.(c)	420,480	9,365,617

		137,165,098
ELECTRIC—2.96%
Korea Electric Power Corp.	1,162,890	48,487,639

		48,487,639
ELECTRICAL COMPONENTS & EQUIPMENT—22.59%
LG Electronics Inc.	459,906	27,564,173
LS Cable Ltd.	85,410	3,634,762
Samsung Electronics Co. Ltd.	492,750	338,273,524

		369,472,459
ELECTRONICS—3.30%
Daeduck Electronics Co. Ltd.	427,051	3,717,483
Hyundai Autonet Co. Ltd.(a)(c)	446,760	4,831,267
LG.Philips LCD Co. Ltd.(a)(c)	433,620	13,530,941
Samsung Electro-Mechanics Co. Ltd.(a)(c)	427,050	19,276,642
Samsung SDI Co. Ltd.(c)	177,390	12,655,035

		54,011,368
ENGINEERING & CONSTRUCTION—3.48%
Daelim Industrial Co. Ltd.(c)	111,690	9,662,534
Daewoo Engineering & Construction Co. Ltd.(c)	683,280	15,439,694
GS Engineering & Construction Corp.	157,680	14,744,060
Hyundai Engineering & Construction Co. Inc.(a)	170,820	10,293,130
Samsung Engineering Co. Ltd.	144,540	6,749,918

		56,889,336
ENVIRONMENTAL CONTROL—0.31%
Woongjin Coway Co. Ltd.(c)	183,960	5,047,592

		5,047,592
FOOD—1.33%
CJ Corp.(c)	85,410	9,787,663

Lotte Confectionery Co. Ltd.	3,500	4,330,984
Nong Shim Co. Ltd.	13,142	3,860,511
ORION Corp.(c)	13,149	3,791,824

		21,770,982
HOME BUILDERS—1.10%
Hyundai Development Co.	289,097	17,980,101

		17,980,101
HOUSEHOLD PRODUCTS & WARES—0.36%
LG Household & Health Care Ltd.(c)	52,560	5,825,233

		5,825,233
INSURANCE—2.44%
Dongbu Insurance Co. Ltd.	170,820	4,484,864
Hyundai Marine & Fire Insurance Co. Ltd.(c)	321,930	4,260,762
Korean Reinsurance Co.(c)	328,500	3,835,181
Samsung Fire & Marine Insurance Co. Ltd.	170,820	27,387,077

		39,967,884
INTERNET—1.65%
Daum Communications Corp.(a)	52,803	3,414,710
NCsoft Corp.(a)(c)	65,700	4,135,632
NHN Corp.(a)	171,477	19,466,104

		27,016,446
IRON & STEEL—6.54%
Dongkuk Steel Mill Co. Ltd.	151,121	3,748,145
POSCO	328,500	103,214,074

		106,962,219
LODGING—0.61%
Kangwon Land Inc.	473,042	9,951,010

		9,951,010
MACHINERY - DIVERSIFIED—0.37%
Doosan Infracore Co. Ltd.	282,510	6,079,733

		6,079,733
MANUFACTURING—0.55%
Cheil Industries Inc.	203,670	8,952,407

		8,952,407
MINING—0.14%
Poongsan Corp.(c)	85,428	2,247,501

		2,247,501
MULTIPLE UTILITIES—0.88%
KT Freetel Co. Ltd.	427,050	14,313,883

		14,313,883
OIL & GAS—3.04%
SK Corp.	479,610	35,299,213
S-Oil Corp.	197,100	14,442,901

		49,742,114
PHARMACEUTICALS—0.62%
Hanmi Pharm Co. Ltd.(c)	26,280	3,732,673
Yuhan Corp.(c)	32,859	6,364,255

		10,096,928
RETAIL—3.76%
Hyundai Department Store Co. Ltd.	65,700	5,867,649

Lotte Shopping Co. Ltd.	32,850	13,449,642
Shinsegae Co. Ltd. (c)	65,700	42,204,659

		61,521,950
SEMICONDUCTORS—0.52%
Samsung Techwin Co. Ltd.	216,810	8,445,174

		8,445,174
SHIPBUILDING—4.43%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (c)	440,190	14,020,147
Hyundai Heavy Industries Co. Ltd.	210,240	30,540,055
Hyundai Mipo Dockyard	52,560	7,804,681
Samsung Heavy Industries Co. Ltd.	794,970	20,102,001

		72,466,884
TELECOMMUNICATIONS—4.69%
KT Corp.	440,201	22,593,843
KT Corp. ADR	394,200	10,012,680
SK Telecom Co. Ltd.	116,860	27,160,661
SK Telecom Co. Ltd. ADR	651,744	16,899,722

		76,666,906
TRANSPORTATION—0.40%
Hanjin Shipping Co. Ltd.	216,810	6,567,172

		6,567,172

TOTAL COMMON STOCKS
(Cost: $960,196,780)		1,594,880,255

PREFERRED STOCKS—2.50%
AUTO MANUFACTURERS—0.47%
Hyundai Motor Co. Ltd.	177,390	7,701,820

		7,701,820
ELECTRICAL COMPONENTS & EQUIPMENT—2.03%
LG Electronics Inc.	137,970	4,884,288
Samsung Electronics Co. Ltd.	52,560	28,249,551

		33,133,839

TOTAL PREFERRED STOCKS
(Cost: $36,494,702)		40,835,659

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.43%

CERTIFICATES OF DEPOSIT(d)—0.12%
Credit Suisse First Boston NY
5.28%—5.43%, 04/23/07—08/21/07	$543,529	543,529
Societe Generale
5.33%, 12/08/06	776,470	776,470
Wells Fargo Bank N.A.
4.78%, 12/05/06	621,176	621,176

		1,941,175

COMMERCIAL PAPER(d)—1.16%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(e)	932,626	916,837
ASAP Funding Ltd.
5.30%, 12/11/06(e)	776,470	775,327
Aspen Funding Corp.
5.26%, 02/21/07(e)	504,705	498,658
Beta Finance Inc.
5.27%, 01/25/07(e)	155,294	154,045
Bryant Park Funding LLC
5.28%, 12/14/06(e)	245,132	244,664
CAFCO LLC
5.26%, 01/30/07(e)	388,235	384,831
Cantabric Finance LLC
5.26%, 01/25/07(e)	310,588	308,092
Charta LLC
5.27%, 12/14/06(e)	116,470	116,249
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	916,234	900,716
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	77,647	77,181
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(e)	894,610	887,679
Eureka Securitization
5.26%, 02/09/07(e)	970,587	960,660
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(e)	706,588	699,336
Galleon Capital Corp.
5.27%, 12/18/06(e)	108,566	108,296
General Electric Capital Services Inc.
5.22%, 12/11/06(e)	77,647	77,534
Grampian Funding LLC
5.23%, 04/23/07(e)	349,411	342,153
HBOS Treasury Services PLC
5.27%, 12/15/06(e)	155,294	154,976
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	582,352	579,512
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	2,555,331	2,532,572
Lockhart Funding LLC
5.28%, 02/09/07(e)	776,470	768,498
Monument Gardens Funding LLC
5.32%, 12/05/06(e)	776,470	776,011
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	1,009,411	994,656
Nestle Capital Corp.
5.19%, 08/09/07(e)	465,882	449,024
Norddeutsche Landesbank
5.27%, 02/15/07	737,646	729,447
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(e)	413,703	410,707
Sedna Finance Inc.
5.22%, 04/17/07(e)	442,588	433,796
Societe Generale
5.18%, 05/16/07(e)	1,941,175	1,894,809
Sydney Capital Corp.
5.27%, 12/08/06(e)	18,519	18,500
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(e)	1,397,646	1,390,957
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	453,761	448,789

		19,034,512

MEDIUM-TERM NOTES(d)—0.19%
Bank of America N.A.
5.28%, 04/20/07	194,117	194,117
Cullinan Finance Corp.
5.71%, 06/28/07(e)	582,352	582,352
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	139,516	139,516
K2 USA LLC
5.39%, 06/04/07(e)	582,352	582,352
Marshall & Ilsley Bank
5.18%, 12/15/06	776,470	776,572
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	908,470	908,469

		3,183,378
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(f)(g)	945,749	945,749

		945,749
REPURCHASE AGREEMENTS(d)—1.37%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,553,171 (collateralized by non-U.S. Government debt securities, value $1,599,731, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$1,552,940	1,552,940
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $2,329,754 (collateralized by non-U.S. Government debt securities, value $2,376,305, 0.00% to 7.00%, 9/1/18 to 11/1/36).	2,329,410	2,329,410
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $1,164,879 (collateralized by non-U.S. Government debt securities, value $1,281,338, 0.00% to 10.00%, 12/20/07 to 11/25/46).	1,164,705	1,164,705
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $77,659 (collateralized by non-U.S. Government debt securities, value $79,987, 4.62%, 5/17/07).	77,647	77,647
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,718,049 (collateralized by non-U.S. Government debt securities, value $2,853,889, 4.11% to 5.66%, 5/25/34 to 9/25/45).	2,717,645	2,717,645
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $854,246 (collateralized by non-U.S. Government debt securities, value $952,782, 0.00% to 10.00%, 6/1/28 to 11/16/36).	854,117	854,117

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $465,953 (collateralized by non-U.S. Government debt securities, value $513,036, 0.00% to 10.00%, 6/1/28 to 11/16/36).	465,882	465,882
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $1,553,171 (collateralized by non-U.S. Government debt securities, value $1,630,794, 3.52% to 7.38%, 6/15/10 to 12/12/44).	1,552,940	1,552,940
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $388,293 (collateralized by non-U.S. Government debt securities, value $407,698, 3.52% to 7.38%, 6/15/10 to 12/12/44).	388,235	388,235
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $776,586 (collateralized by non-U.S. Government debt securities, value $794,430, 0.00% to 10.00%, 12/6/06 to 1/1/10).	776,470	776,470
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $465,953 (collateralized by non-U.S. Government debt securities, value $486,908, 0.00% to 10.00%, 12/6/06 to 1/1/10).	465,882	465,882
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $388,293 (collateralized by non-U.S. Government debt securities, value $407,730, 5.28% to 5.34%, 7/1/24 to 5/1/46).	388,235	388,235
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $194,146 (collateralized by non-U.S. Government debt securities, value $203,881, 4.75% to 9.63%, 12/1/09 to 5/1/11).	194,117	194,117
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,553,171 (collateralized by non-U.S. Government debt securities, value $1,630,814, 0.00% to 9.45%, 1/18/11 to 12/20/54).	1,552,940	1,552,940
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,329,757 (collateralized by non-U.S. Government debt securities, value $2,458,441, 0.00% to 10.38%, 6/1/07 to 3/15/32).	2,329,410	2,329,410
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $1,164,879 (collateralized by non-U.S. Government debt securities, value $1,210,874, 0.00% to 10.38%, 6/1/07 to 3/15/32).	1,164,705	1,164,705
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $776,586 (collateralized by non-U.S. Government debt securities, value $821,580, 5.40% to 6.45%, 4/22/21 to 9/11/41).	776,470	776,470
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $1,048,393 (collateralized by non-U.S. Government debt securities, value $1,083,529, 0.00% to 10.00%, 12/1/06 to 11/30/36).	1,048,234	1,048,234

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $559,002 (collateralized by non-U.S. Government debt securities, value $572,803, 0.00% to 10.00%, 12/1/06 to 11/30/36).(h)	543,529	543,529
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $2,019,124 (collateralized by non-U.S. Government debt securities, value $2,120,032, 3.86% to 8.17%, 11/15/09 to 6/10/46).	2,018,822	2,018,822

		22,362,335
TIME DEPOSITS(d)—0.12%
Deutsche Bank AG
5.38%, 12/01/06	422,419	422,419
Rabobank Nederland NV
5.31%, 12/01/06	1,552,940	1,552,940

		1,975,359
VARIABLE & FLOATING RATE NOTES(d)—3.41%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(e)	1,793,645	1,793,867
Allstate Life Global Funding Trusts
5.30%, 11/02/07	194,117	194,117
American Express Bank
5.29%, 02/28/07	776,470	776,469
American Express Centurion Bank
5.41%, 07/19/07	854,117	854,743
American Express Credit Corp.
5.42%, 07/05/07	232,941	233,033
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(e)	122,065	122,065
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(e)	582,352	582,352
ASIF Global Financing
5.41%, 05/03/07(e)	77,647	77,665
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(e)	504,705	504,705
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(e)	1,125,881	1,125,916
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(e)	1,979,998	1,980,067
BMW US Capital LLC
5.32%, 12/14/07(e)	776,470	776,470
BNP Paribas
5.35%, 05/18/07(e)	1,436,469	1,436,469
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(e)	566,823	566,823
CC USA Inc.
5.37%, 07/30/07(e)	388,235	388,271
Commodore CDO Ltd.
5.47%, 06/12/07(e)	194,117	194,117
Credit Agricole SA
5.34%, 07/23/07	776,470	776,470
Credit Suisse First Boston NY
5.38%, 04/24/07	388,235	388,244
Cullinan Finance Corp.
5.36%, 04/25/07(e)	194,117	194,117
DEPFA Bank PLC
5.43%, 09/14/07	776,470	776,470

Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	892,940	892,977
Eli Lilly Services Inc.
5.31%, 12/31/07(e)	776,470	776,470
Fifth Third Bancorp
5.30%, 12/23/07(e)	1,552,940	1,552,940
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(e)	776,470	776,425
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(e)	815,293	815,429
Granite Master Issuer PLC
5.29%, 08/20/07(e)	2,717,645	2,717,645
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(e)	621,176	621,242
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	1,164,705	1,164,834
HBOS Treasury Services PLC
5.46%, 11/24/07(e)	776,470	776,470
Holmes Financing PLC
5.29%, 07/16/07(e)	1,358,822	1,358,822
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(h)	2,135,292	2,135,292
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	582,352	582,334
Kestrel Funding LLC
5.30%, 07/11/07(e)	310,588	310,568
Kommunalkredit Austria AG
5.32%, 12/07/07(e)	465,882	465,882
Leafs LLC
5.32%, 01/22/07-02/20/07(e)	808,793	808,793
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	854,117	854,079
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	307,485	307,485
Marshall & Ilsley Bank
5.30%, 12/14/07	427,058	427,058
Master Funding LLC
5.35%, 04/25/07-05/25/07(e)	1,405,201	1,405,201
Metropolitan Life Global Funding I
5.33%, 08/06/07(e)	1,164,705	1,164,705
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	77,647	77,647
Monumental Global Funding II
5.38%, 12/27/06(e)	155,294	155,297
Mound Financing PLC
5.29%, 05/08/07(e)	729,882	729,882
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(e)	2,795,292	2,795,266
National City Bank of Indiana
5.35%, 05/21/07	388,235	388,250
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(e)	2,562,351	2,562,794
Newcastle Ltd.
5.34%, 04/24/07(e)	273,706	273,674
Northern Rock PLC
5.36%, 08/03/07(e)	931,764	931,780
Northlake CDO I
5.46%, 09/06/07(e)	232,941	232,941
Pricoa Global Funding I
5.31%, 11/27/07	1,048,234	1,048,234
Principal Life Global Funding I
5.81%, 02/08/07	349,411	349,719
Sedna Finance Inc.

5.33% - 5.36%, 05/25/07-08/21/07(e)	1,125,881	1,125,865
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(e)	776,470	776,470
Strips III LLC
5.37%, 07/24/07(e)	173,144	173,144
SunTrust Bank
5.29%, 05/01/07	776,470	776,489
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(e)	1,894,587	1,894,471
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(e)	1,087,058	1,087,058
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(e)	991,777	991,778
Wachovia Bank N.A.
5.36%, 05/22/07	1,552,940	1,552,940
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	582,352	582,597
Wells Fargo & Co.
5.33%, 11/15/07(e)	388,235	388,256
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(e)	582,352	582,352
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(e)	2,329,410	2,329,067
Wind Master Trust
5.31%, 07/25/07(e)	310,588	310,588

		55,773,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,216,168)		105,216,168

TOTAL INVESTMENTS IN SECURITIES —106.44%
(Cost: $1,101,907,650)		1,740,932,082
Other Assets, Less Liabilities —(6.44)%		(105,349,339)

NET ASSETS — 100.00%		$1,635,582,743

ADR - American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.91%

AGRICULTURE—3.10%
Altadis SA	388,198	$19,450,967

		19,450,967
AIRLINES—0.32%
Iberia Lineas Aereas de Espana SA	569,836	2,001,667

		2,001,667
BANKS—38.34%
Banco Bilbao Vizcaya Argentaria SA	3,515,781	85,051,269
Banco Popular Espanol SA	1,702,304	29,943,610
Banco Santander Central Hispano SA	6,555,969	119,143,529
Bankinter SA(a)	80,463	6,148,818

		240,287,226
BIOTECHNOLOGY—0.18%
Zeltia SA(a)(b)	154,418	1,154,445

		1,154,445
COMMERCIAL SERVICES—2.63%
Abertis Infraestructuras SA(a)	412,634	11,628,518
Cintra Concesiones de Infraestructuras de Transporte SA(a)	279,950	4,686,838
Cintra Concesiones de Infraestructuras de Transporte SA New(a)(c)	9,591	160,570

		16,475,926
COMPUTERS—0.74%
Indra Sistemas SA	189,937	4,625,033

		4,625,033
ELECTRIC—11.42%
Endesa SA	654,562	30,437,325
Iberdrola SA	704,594	31,288,148
Union Fenosa SA	188,684	9,854,337

		71,579,810
ENERGY-ALTERNATE SOURCES—1.04%
Gamesa Corporacion Tecnologica SA	246,069	6,484,394

		6,484,394
ENGINEERING & CONSTRUCTION—8.62%
Acciona SA	44,790	8,193,251
Actividades de Construcciones y Servicios SA	374,153	20,919,530
Fomento de Construcciones y Contratas SA	88,065	8,591,664
Grupo Ferrovial SA	81,728	7,908,422
Sacyr Vallehermoso SA(a)	137,511	8,432,167

		54,045,034
FOOD—0.94%
Ebro Puleva SA	239,819	5,658,479
Viscofan SA	13,986	256,582

		5,915,061

FOREST PRODUCTS & PAPER—0.27%
Grupo Empresarial ENCE SA	31,987	1,685,839

		1,685,839
GAS—2.63%
Gas Natural SDG SA	403,323	16,466,444

		16,466,444
INSURANCE—1.03%
Corporacion Mapfre SA	1,435,313	6,468,769

		6,468,769
IRON & STEEL—1.23%
Acerinox SA	281,719	7,703,915

		7,703,915
LODGING—0.20%
NH Hoteles SA(a)	61,929	1,224,783

		1,224,783
MEDIA—1.19%
Antena 3 de Television SA(a)	138,922	3,312,824
Promotora de Informaciones SA	139,778	2,505,022
Sogecable SA(a)(b)	49,190	1,637,919

		7,455,765
OIL & GAS—4.84%
Repsol YPF SA	844,268	30,328,137

		30,328,137
PHARMACEUTICALS—0.59%
FAES FARMA SA(a)	107,912	3,723,403

		3,723,403
REAL ESTATE—0.39%
Fadesa Inmobiliaria SA	52,619	2,460,749

		2,460,749
RETAIL—2.60%
Industria de Diseno Textil SA	321,576	16,313,164

		16,313,164
TELECOMMUNICATIONS—16.50%
Telefonica SA	5,103,604	103,438,108

		103,438,108
WATER—1.11%
Sociedad General de Aguas de Barcelona SA Class A	200,882	6,880,653
Sociedad General de Aguas de Barcelona SA New(c)	1,456	49,871

		6,930,524

TOTAL COMMON STOCKS
(Cost: $539,052,407)		626,219,163

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—4.05%

CERTIFICATES OF DEPOSIT(d)—0.07%

Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$130,824	130,824
Societe Generale
5.33%, 12/08/06	186,892	186,892
Wells Fargo Bank N.A.
4.78%, 12/05/06	149,513	149,513

		467,229
COMMERCIAL PAPER(d)—0.73%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(e)	224,477	220,674
ASAP Funding Ltd.
5.30%, 12/11/06(e)	186,892	186,616
Aspen Funding Corp.
5.26%, 02/21/07(e)	121,480	120,024
Beta Finance Inc.
5.27%, 01/25/07(e)	37,378	37,078
Bryant Park Funding LLC
5.28%, 12/14/06(e)	59,002	58,889
CAFCO LLC
5.26%, 01/30/07(e)	93,446	92,627
Cantabric Finance LLC
5.26%, 01/25/07(e)	74,757	74,156
Charta LLC
5.27%, 12/14/06(e)	28,034	27,980
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	220,532	216,797
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	18,689	18,577
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(e)	215,327	213,659
Eureka Securitization
5.26%, 02/09/07(e)	233,615	231,225
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(e)	170,071	168,326
Galleon Capital Corp.
5.27%, 12/18/06(e)	26,131	26,066
General Electric Capital Services Inc.
5.22%, 12/11/06(e)	18,689	18,662
Grampian Funding LLC
5.23%, 04/23/07(e)	84,101	82,354
HBOS Treasury Services PLC
5.27%, 12/15/06(e)	37,378	37,302
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	140,169	139,485
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	615,053	609,576
Lockhart Funding LLC
5.28%, 02/09/07(e)	186,892	184,973
Monument Gardens Funding LLC
5.32%, 12/05/06(e)	186,892	186,781
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	242,959	239,408
Nestle Capital Corp.
5.19%, 08/09/07(e)	112,135	108,077
Norddeutsche Landesbank
5.27%, 02/15/07	177,547	175,574
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(e)	99,576	98,854
Sedna Finance Inc.
5.22%, 04/17/07(e)	106,528	104,412
Societe Generale
5.18%, 05/16/07(e)	467,229	456,069
Sydney Capital Corp.

5.27%, 12/08/06(e)	4,457	4,453
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(e)	336,405	334,795
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	109,218	108,021

		4,581,490
MEDIUM-TERM NOTES(d)—0.12%
Bank of America N.A.
5.28%, 04/20/07	46,723	46,723
Cullinan Finance Corp.
5.71%, 06/28/07(e)	140,169	140,169
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	33,581	33,581
K2 USA LLC
5.39%, 06/04/07(e)	140,169	140,169
Marshall & Ilsley Bank
5.18%, 12/15/06	186,892	186,916
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	218,663	218,663

		766,221
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(f)(g)	297,250	297,250

		297,250
REPURCHASE AGREEMENTS(d)—0.86%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $373,839 (collateralized by non-U.S. Government debt securities, value $385,046, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$373,783	373,783
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $560,758 (collateralized by non-U.S. Government debt securities, value $571,962, 0.00% to 7.00%, 9/1/18 to 11/1/36).	560,675	560,675
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $280,379 (collateralized by non-U.S. Government debt securities, value $308,410, 0.00% to 10.00%, 12/20/07 to 11/25/46).	280,337	280,337
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $18,692 (collateralized by non-U.S. Government debt securities, value $19,252, 4.62%, 5/17/07).	18,689	18,689
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $654,218 (collateralized by non-U.S. Government debt securities, value $686,914, 4.11% to 5.66%, 5/25/34 to 9/25/45).	654,120	654,120
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $205,612 (collateralized by non-U.S. Government debt securities, value $229,329, 0.00% to 10.00%, 6/1/28 to 11/16/36).	205,581	205,581

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $112,152 (collateralized by non-U.S. Government debt securities, value $123,485, 0.00% to 10.00%, 6/1/28 to 11/16/36).	112,135	112,135
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $373,839 (collateralized by non-U.S. Government debt securities, value $392,522, 3.52% to 7.38%, 6/15/10 to 12/12/44).	373,783	373,783
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $186,920 (collateralized by non-U.S. Government debt securities, value $191,214, 0.00% to 10.00%, 12/6/06 to 1/1/10).	186,892	186,892
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $93,460 (collateralized by non-U.S. Government debt securities, value $98,131, 3.52% to 7.38%, 6/15/10 to 12/12/44).	93,446	93,446
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $112,152 (collateralized by non-U.S. Government debt securities, value $117,196, 0.00% to 10.00%, 12/6/06 to 1/1/10).	112,135	112,135
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $93,460 (collateralized by non-U.S. Government debt securities, value $98,138, 5.28% to 5.34%, 7/1/24 to 5/1/46).	93,446	93,446
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $46,730 (collateralized by non-U.S. Government debt securities, value $49,073, 4.75% to 9.63%, 12/1/09 to 5/1/11).	46,723	46,723
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $373,839 (collateralized by non-U.S. Government debt securities, value $392,527, 0.00% to 9.45%, 1/18/11 to 12/20/54).	373,783	373,783
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $560,759 (collateralized by non-U.S. Government debt securities, value $591,732, 0.00% to 10.38%, 6/1/07 to 3/15/32).	560,675	560,675
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $280,379 (collateralized by non-U.S. Government debt securities, value $291,450, 0.00% to 10.38%, 6/1/07 to 3/15/32).	280,337	280,337
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $186,920 (collateralized by non-U.S. Government debt securities, value $197,749, 5.40% to 6.45%, 4/22/21 to 9/11/41).	186,892	186,892
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $252,342 (collateralized by non-U.S. Government debt securities, value $260,799, 0.00% to 10.00%, 12/1/06 to 11/30/36).	252,304	252,304
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $134,550 (collateralized by non-U.S. Government debt securities, value $137,870, 0.00% to 10.00%, 12/1/06 to 11/30/36).(h)	130,824	130,824

Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $485,991 (collateralized by non-U.S. Government debt securities, value $510,279, 3.86% to 8.17%, 11/15/09 to 6/10/46).	485,918	485,918

		5,382,478
TIME DEPOSITS(d)—0.08%
Deutsche Bank AG
5.38%, 12/01/06	101,674	101,674
Rabobank Nederland NV
5.31%, 12/01/06	373,783	373,783

		475,457
VARIABLE & FLOATING RATE NOTES(d)—2.14%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(e)	431,720	431,772
Allstate Life Global Funding Trusts
5.30%, 11/02/07	46,723	46,723
American Express Bank
5.29%, 02/28/07	186,892	186,891
American Express Centurion Bank
5.41%, 07/19/07	205,581	205,731
American Express Credit Corp.
5.42%, 07/05/07	56,067	56,090
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(e)	29,380	29,380
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(e)	140,169	140,169
ASIF Global Financing
5.41%, 05/03/07(e)	18,689	18,693
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(e)	121,480	121,480
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(e)	270,993	271,001
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(e)	476,574	476,590
BMW US Capital LLC
5.32%, 12/14/07(e)	186,892	186,892
BNP Paribas
5.35%, 05/18/07(e)	345,749	345,749
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(e)	136,431	136,430
CC USA Inc.
5.37%, 07/30/07(e)	93,446	93,455
Commodore CDO Ltd.
5.47%, 06/12/07(e)	46,723	46,723
Credit Agricole SA
5.34%, 07/23/07	186,892	186,892
Credit Suisse First Boston NY
5.38%, 04/24/07	93,446	93,448
Cullinan Finance Corp.
5.36%, 04/25/07(e)	46,723	46,723
DEPFA Bank PLC
5.43%, 09/14/07	186,892	186,892
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	214,925	214,934
Eli Lilly Services Inc.
5.31%, 12/31/07(e)	186,892	186,892
Fifth Third Bancorp
5.30%, 12/23/07(e)	373,783	373,783
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(e)	186,892	186,881

General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(e)	196,236	196,269
Granite Master Issuer PLC
5.29%, 08/20/07(e)	654,121	654,121
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(e)	149,513	149,529
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	280,337	280,369
HBOS Treasury Services PLC
5.46%, 11/24/07(e)	186,892	186,892
Holmes Financing PLC
5.29%, 07/16/07(e)	327,060	327,060
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(h)	513,952	513,952
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	140,169	140,164
Kestrel Funding LLC
5.30%, 07/11/07(e)	74,757	74,752
Kommunalkredit Austria AG
5.32%, 12/07/07(e)	112,135	112,135
Leafs LLC
5.32%, 01/22/07-02/20/07(e)	194,672	194,672
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	205,581	205,571
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	74,010	74,010
Marshall & Ilsley Bank
5.30%, 12/14/07	102,790	102,790
Master Funding LLC
5.35%, 04/25/07-05/25/07(e)	338,223	338,223
Metropolitan Life Global Funding I
5.33%, 08/06/07(e)	280,337	280,337
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	18,689	18,689
Monumental Global Funding II
5.38%, 12/27/06(e)	37,378	37,379
Mound Financing PLC
5.29%, 05/08/07(e)	175,678	175,678
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(e)	672,810	672,804
National City Bank of Indiana
5.35%, 05/21/07	93,446	93,450
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(e)	616,742	616,849
Newcastle Ltd.
5.34%, 04/24/07(e)	65,879	65,872
Northern Rock PLC
5.36%, 08/03/07(e)	224,270	224,274
Northlake CDO I
5.46%, 09/06/07(e)	56,067	56,067
Pricoa Global Funding I
5.31%, 11/27/07	252,304	252,304
Principal Life Global Funding I
5.81%, 02/08/07	84,101	84,175
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	270,993	270,989
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(e)	186,892	186,892
Strips III LLC
5.37%, 07/24/07(e)	41,675	41,675
SunTrust Bank
5.29%, 05/01/07	186,892	186,896
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(e)	456,016	455,988
Union Hamilton Special Funding LLC

5.36%-5.39%, 12/21/06-03/28/07(e)	261,648	261,649
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(e)	238,715	238,715
Wachovia Bank N.A.
5.36%, 05/22/07	373,783	373,783
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	140,169	140,227
Wells Fargo & Co.
5.33%, 11/15/07(e)	93,446	93,451
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(e)	140,169	140,169
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(e)	560,675	560,592
Wind Master Trust
5.31%, 07/25/07(e)	74,757	74,757

		13,424,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,394,509)		25,394,509

TOTAL INVESTMENTS IN SECURITIES —103.96%
(Cost: $564,446,916)		651,613,672
Other Assets, Less Liabilities —(3.96)%		(24,808,081)

NET ASSETS —100.00%		$626,805,591

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.97%

AGRICULTURE—1.72%
Swedish Match AB	285,973	$5,068,368

		5,068,368
AIRLINES—0.36%
SAS AB(a)	71,133	1,050,156

		1,050,156
AUTO MANUFACTURERS—8.84%
Scania AB Class B	95,237	6,501,057
Volvo AB Class A	90,259	6,035,913
Volvo AB Class B	207,111	13,471,766

		26,008,736
BANKS—18.35%
Nordea Bank AB	1,975,218	27,890,322
Skandinaviska Enskilda Banken AB Class A	441,732	12,978,254
Svenska Handelsbanken AB Class A	485,617	13,096,391

		53,964,967
COMMERCIAL SERVICES—2.06%
Securitas AB Class B	297,894	4,093,087
Securitas Direct AB Class B(a)	297,894	870,870
Securitas Systems AB Class B(a)	298,025	1,102,135

		6,066,092
COSMETICS & PERSONAL CARE—0.51%
Oriflame Cosmetics SA	39,832	1,502,150

		1,502,150
DIVERSIFIED FINANCIAL SERVICES—0.85%
D. Carnegie & Co. AB	59,212	1,181,418
OMX AB	73,140	1,323,005

		2,504,423
ENGINEERING & CONSTRUCTION—2.18%
Skanska AB Class B	358,154	6,413,089

		6,413,089
FOOD—0.36%
Axfood AB	28,487	1,072,224

		1,072,224
FOREST PRODUCTS & PAPER—3.95%
Billerud AB	40,223	693,774
Holmen AB Class B	50,435	2,160,036
Svenska Cellulosa AB Class B	178,422	8,749,884

		11,603,694
HAND & MACHINE TOOLS—4.20%

Sandvik AB	959,837	12,346,434

		12,346,434
HEALTH CARE-PRODUCTS—1.70%
Elekta AB Class B	81,899	1,792,697
Getinge AB Class B	170,824	3,221,069

		5,013,766
HOME FURNISHINGS—2.20%
Electrolux AB Series B	256,236	4,812,876
Nobia AB	46,898	1,658,941

		6,471,817
HOUSEHOLD PRODUCTS & WARES—1.18%
Husqvarna AB(a)	254,009	3,471,539

		3,471,539
IRON & STEEL—1.46%
SSAB Svenskt Stal AB Class A	144,493	3,041,380
SSAB Svenskt Stal AB Class B	63,404	1,255,791

		4,297,171
MACHINERY—5.14%
Atlas Copco AB Class A	319,640	9,414,506
Atlas Copco AB Class B	198,989	5,700,940

		15,115,446
MANUFACTURING—1.77%
Alfa Laval AB	90,652	3,518,060
Trelleborg AB Class B	78,207	1,691,877

		5,209,937
MEDIA—1.72%
Eniro AB	165,191	2,088,641
Modern Times Group MTG AB Class B(a)	48,601	2,962,393

		5,051,034
METAL FABRICATE & HARDWARE—4.43%
Assa Abloy AB Class B	296,977	6,044,764
Hoganas AB Class B(b)	24,759	651,429
SKF AB	386,581	6,328,778

		13,024,971
MINING—2.26%
Boliden AB	275,493	6,644,402

		6,644,402
OIL & GAS—0.76%
Lundin Petroleum AB(a)	208,552	2,225,351

		2,225,351
REAL ESTATE—2.13%
Castellum AB	147,768	1,873,748
Fabege AB	76,635	1,954,717
Kungsleden AB	130,083	1,815,872
Wihlborgs Fastigheter AB	31,500	606,628

		6,250,965
RETAIL—7.17%
Hennes & Mauritz AB Class B	451,950	21,073,780

		21,073,780

SOFTWARE—0.15%
Telelogic AB(a)	232,452	438,313

		438,313
TELECOMMUNICATIONS—24.52%
Tele2 AB Class B	309,029	3,975,056
Telefonaktiebolaget LM Ericsson Class B	14,114,988	54,674,868
TeliaSonera AB	1,781,862	13,478,631

		72,128,555

TOTAL COMMON STOCKS
(Cost: $262,890,251)		294,017,380

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.16%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,560	1,560
Societe Generale
5.33%, 12/08/06	2,228	2,228
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,782	1,782

		5,570
COMMERCIAL PAPER(c)—0.02%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	2,676	2,620
ASAP Funding Ltd.
5.30%, 12/11/06(d)	2,228	2,224
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,448	1,431
Beta Finance Inc.
5.27%, 01/25/07(d)	446	442
Bryant Park Funding LLC
5.28%, 12/14/06(d)	703	702
CAFCO LLC
5.26%, 01/30/07(d)	1,114	1,104
Cantabric Finance LLC
5.26%, 01/25/07(d)	891	884
Charta LLC
5.27%, 12/14/06(d)	334	334
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	2,629	2,584
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	223	221
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	2,566	2,547
Eureka Securitization
5.26%, 02/09/07(d)	2,784	2,756
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	2,027	2,006
Galleon Capital Corp.
5.27%, 12/18/06(d)	311	311
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	223	222
Grampian Funding LLC
5.23%, 04/23/07(d)	1,002	982

HBOS Treasury Services PLC
5.27%, 12/15/06(d)	446	445
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,671	1,663
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	7,331	7,265
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,228	2,205
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	2,228	2,226
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	2,896	2,853
Nestle Capital Corp.
5.19%, 08/09/07(d)	1,337	1,288
Norddeutsche Landesbank
5.27%, 02/15/07	2,116	2,093
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	1,187	1,178
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,270	1,244
Societe Generale
5.18%, 05/16/07(d)	5,569	5,436
Sydney Capital Corp.
5.27%, 12/08/06(d)	53	53
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	4,010	3,990
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,302	1,288

		54,597
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	557	557
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,671	1,671
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	400	400
K2 USA LLC
5.39%, 06/04/07(d)	1,671	1,671
Marshall & Ilsley Bank
5.18%, 12/15/06	2,228	2,228
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	2,606	2,607

		9,134
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	185,983	185,983

		185,983
REPURCHASE AGREEMENTS(c)—0.02%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,456 (collateralized by non-U.S. Government debt securities, value $4,589, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$4,455	4,455

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $6,684 (collateralized by non-U.S. Government debt securities, value $6,817, 0.00% to 7.00%, 9/1/18 to 11/1/36).	6,683	6,683
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $3,341 (collateralized by non-U.S. Government debt securities, value $3,676, 0.00% to 10.00%, 12/20/07 to 11/25/46).	3,341	3,341
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $223 (collateralized by non-U.S. Government debt securities, value $229, 4.62%, 5/17/07).	223	223
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $7,797 (collateralized by non-U.S. Government debt securities, value $8,187, 4.11% to 5.66%, 5/25/34 to 9/25/45).	7,796	7,796
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $2,450 (collateralized by non-U.S. Government debt securities, value $2,733, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,450	2,450
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $1,337 (collateralized by non-U.S. Government debt securities, value $1,472, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,337	1,337
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $4,456 (collateralized by non-U.S. Government debt securities, value $4,679, 3.52% to 7.38%, 6/15/10 to 12/12/44).	4,455	4,455
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,114 (collateralized by non-U.S. Government debt securities, value $1,170, 3.52% to 7.38%, 6/15/10 to 12/12/44).	1,114	1,114
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,228 (collateralized by non-U.S. Government debt securities, value $2,279, 0.00% to 10.00%, 12/6/06 to 1/1/10).	2,228	2,228
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $1,337 (collateralized by non-U.S. Government debt securities, value $1,397, 0.00% to 10.00%, 12/6/06 to 1/1/10).	1,337	1,337
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,114 (collateralized by non-U.S. Government debt securities, value $1,170, 5.28% to 5.34%, 7/1/24 to 5/1/46).	1,114	1,114
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $557 (collateralized by non-U.S. Government debt securities, value $585, 4.75% to 9.63%, 12/1/09 to 5/1/11).	557	557
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,456 (collateralized by non-U.S. Government debt securities, value $4,679, 0.00% to 9.45%, 1/18/11 to 12/20/54).	4,455	4,455

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,684 (collateralized by non-U.S. Government debt securities, value $7,053, 0.00% to 10.38%, 6/1/07 to 3/15/32).	6,683	6,683
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $3,342 (collateralized by non-U.S. Government debt securities, value $3,474, 0.00% to 10.38%, 6/1/07 to 3/15/32).	3,341	3,341
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,228 (collateralized by non-U.S. Government debt securities, value $2,357, 5.40% to 6.45%, 4/22/21 to 9/11/41).	2,228	2,228
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $3,007 (collateralized by non-U.S. Government debt securities, value $3,108, 0.00% to 10.00%, 12/1/06 to 11/30/36).	3,007	3,007
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,603 (collateralized by non-U.S. Government debt securities, value $1,643, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	1,559	1,559
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $5,793 (collateralized by non-U.S. Government debt securities, value $6,082, 3.86% to 8.17%, 11/15/09 to 6/10/46).	5,792	5,792

		64,155
TIME DEPOSITS(c)—0.00%
Deutsche Bank AG
5.38%, 12/01/06	1,212	1,212
Rabobank Nederland NV
5.31%, 12/01/06	4,455	4,455

		5,667
VARIABLE & FLOATING RATE NOTES(c)—0.06%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	5,146	5,147
Allstate Life Global Funding Trusts
5.30%, 11/02/07	557	557
American Express Bank
5.29%, 02/28/07	2,228	2,228
American Express Centurion Bank
5.41%, 07/19/07	2,450	2,452
American Express Credit Corp.
5.42%, 07/05/07	668	669
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	350	350
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	1,671	1,671
ASIF Global Financing
5.41%, 05/03/07(d)	223	223
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	1,448	1,448
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	3,230	3,230
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	5,680	5,681

BMW US Capital LLC
5.32%, 12/14/07(d)	2,228	2,228
BNP Paribas
5.35%, 05/18/07(d)	4,121	4,121
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	1,626	1,626
CC USA Inc.
5.37%, 07/30/07(d)	1,114	1,114
Commodore CDO Ltd.
5.47%, 06/12/07(d)	557	557
Credit Agricole SA
5.34%, 07/23/07	2,228	2,228
Credit Suisse First Boston NY
5.38%, 04/24/07	1,114	1,114
Cullinan Finance Corp.
5.36%, 04/25/07(d)	557	557
DEPFA Bank PLC
5.43%, 09/14/07	2,228	2,228
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	2,562	2,561
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	2,228	2,228
Fifth Third Bancorp
5.30%, 12/23/07(d)	4,455	4,455
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	2,228	2,228
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	2,339	2,340
Granite Master Issuer PLC
5.29%, 08/20/07(d)	7,797	7,796
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	1,782	1,782
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	3,341	3,342
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	2,228	2,228
Holmes Financing PLC
5.29%, 07/16/07(d)	3,898	3,898
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	6,126	6,126
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	1,671	1,671
Kestrel Funding LLC
5.30%, 07/11/07(d)	891	891
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	1,337	1,337
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	2,320	2,320
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	2,450	2,450
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	882	882
Marshall & Ilsley Bank
5.30%, 12/14/07	1,225	1,225
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	4,031	4,031
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	3,341	3,341
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	223	223
Monumental Global Funding II
5.38%, 12/27/06(d)	446	446

Mound Financing PLC
5.29%, 05/08/07(d)	2,094	2,094
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	8,019	8,020
National City Bank of Indiana
5.35%, 05/21/07	1,114	1,114
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	7,351	7,353
Newcastle Ltd.
5.34%, 04/24/07(d)	785	785
Northern Rock PLC
5.36%, 08/03/07(d)	2,673	2,673
Northlake CDO I
5.46%, 09/06/07(d)	668	668
Pricoa Global Funding I
5.31%, 11/27/07	3,007	3,007
Principal Life Global Funding I
5.81%, 02/08/07	1,002	1,003
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	3,230	3,230
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	2,228	2,228
Strips III LLC
5.37%, 07/24/07(d)	497	497
SunTrust Bank
5.29%, 05/01/07	2,228	2,228
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	5,435	5,435
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	3,119	3,119
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	2,845	2,845
Wachovia Bank N.A.
5.36%, 05/22/07	4,455	4,455
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,671	1,671
Wells Fargo & Co.
5.33%, 11/15/07(d)	1,114	1,114
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	1,671	1,671
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	6,683	6,682
Wind Master Trust
5.31%, 07/25/07(d)	891	891

		160,013

TOTAL SHORT-TERM INVESTMENTS
(Cost: $485,119)		485,119

TOTAL INVESTMENTS IN SECURITIES —100.13%
(Cost: $263,375,370)		294,502,499
Other Assets, Less Liabilities —(0.13)%		(389,988)

NET ASSETS —100.00%		$294,112,511

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.66%

BANKS—6.87%
Banque Cantonale Vaudoise	1,518	$650,001
Credit Suisse Group Registered	164,907	10,908,459
Julius Baer Holding AG	22,815	2,428,039
Vontobel Holding AG Registered	30,733	1,321,105

		15,307,604
BUILDING MATERIALS—3.75%
Geberit AG Registered	1,022	1,482,606
Holcim Ltd. Registered	76,650	6,877,739

		8,360,345
CHEMICALS—6.65%
Ciba Specialty Chemicals AG Registered	25,550	1,663,453
Clariant AG Registered(a)	46,914	659,823
Givaudan SA Registered	4,818	4,315,107
Lonza Group AG Registered	11,390	951,662
Syngenta AG Registered(a)	41,099	7,231,476

		14,821,521
COMMERCIAL SERVICES—1.90%
Adecco SA Registered	33,215	2,201,303
SGS SA Registered	1,898	2,026,244

		4,227,547
COMPUTERS—0.43%
Logitech International SA Registered(a)	32,485	955,800

		955,800
DIVERSIFIED FINANCIAL SERVICES—10.58%
UBS AG Registered	392,083	23,579,634

		23,579,634
ENGINEERING & CONSTRUCTION—3.64%
ABB Ltd. Registered	503,116	8,125,950

		8,125,950
FOOD—12.62%
Nestle SA Registered	79,716	28,145,628

		28,145,628
HAND & MACHINE TOOLS—0.90%
Schindler Holding AG Participation Certificates	26,280	1,569,496
Schindler Holding AG Registered	7,300	433,534

		2,003,030
HEALTH CARE-PRODUCTS—5.20%
Nobel Biocare Holding AG	12,966	3,528,163
Phonak Holding AG Registered	24,893	1,862,742
Straumann Holding AG Registered(b)	5,986	1,495,188

Synthes Inc.	40,150	4,718,601

		11,604,694
INSURANCE—9.30%
Swiss Reinsurance Co. Registered	116,654	9,960,940
Zurich Financial Services AG Registered	41,391	10,761,902

		20,722,842
LEISURE TIME—0.05%
Kuoni Reisen Holding AG Registered(a)	199	103,316

		103,316
MACHINERY—0.40%
Rieter Holding AG	1,051	526,355
SIG Holding AG(a)	1,168	357,307

		883,662
MANUFACTURING—0.50%
Sulzer AG Registered	1,095	1,118,718

		1,118,718
PHARMACEUTICALS—25.93%
Novartis AG Registered	450,118	26,243,264
Roche Holding AG	153,008	27,650,125
Serono SA	4,307	3,914,964

		57,808,353
REAL ESTATE—1.40%
PSP Swiss Property AG(a)	56,721	3,134,202

		3,134,202
RETAIL—5.98%
Compagnie Financiere Richemont AG Class A	153,575	8,274,501
Swatch Group (The) AG Class B	14,240	3,016,068
Swatch Group (The) AG Registered	47,744	2,038,400

		13,328,969
SEMICONDUCTORS—0.29%
OC Oerlikon Corp. AG Registered(a)	1,518	646,200

		646,200
TELECOMMUNICATIONS—2.69%
Swisscom AG Registered	16,352	5,991,843

		5,991,843
TRANSPORTATION—0.58%
Kuehne & Nagel International AG Registered	17,977	1,300,952

		1,300,952

TOTAL COMMON STOCKS
(Cost: $168,449,519)		222,170,810

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.39%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$4,508	4,508

Societe Generale
5.33%, 12/08/06	6,440	6,440
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,152	5,152

		16,100
COMMERCIAL PAPER(c)—0.07%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(d)	7,735	7,613
ASAP Funding Ltd.
5.30%, 12/11/06(d)	6,440	6,438
Aspen Funding Corp.
5.26%, 02/21/07(d)	4,186	4,136
Beta Finance Inc.
5.27%, 01/25/07(d)	1,288	1,278
Bryant Park Funding LLC
5.28%, 12/14/06(d)	2,033	2,029
CAFCO LLC
5.26%, 01/30/07(d)	3,220	3,192
Cantabric Finance LLC
5.26%, 01/25/07(d)	2,576	2,555
Charta LLC
5.27%, 12/14/06(d)	966	964
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	7,599	7,471
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	644	640
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(d)	7,420	7,362
Eureka Securitization
5.26%, 02/09/07(d)	8,050	7,968
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(d)	5,861	5,800
Galleon Capital Corp.
5.27%, 12/18/06(d)	900	898
General Electric Capital Services Inc.
5.22%, 12/11/06(d)	644	643
Grampian Funding LLC
5.23%, 04/23/07(d)	2,898	2,838
HBOS Treasury Services PLC
5.27%, 12/15/06(d)	1,288	1,285
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	4,830	4,807
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	21,194	21,005
Lockhart Funding LLC
5.28%, 02/09/07(d)	6,440	6,374
Monument Gardens Funding LLC
5.32%, 12/05/06(d)	6,440	6,436
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	8,372	8,249
Nestle Capital Corp.
5.19%, 08/09/07(d)	3,864	3,724
Norddeutsche Landesbank
5.27%, 02/15/07	6,118	6,050
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(d)	3,431	3,407
Sedna Finance Inc.
5.22%, 04/17/07(d)	3,671	3,598
Societe Generale
5.18%, 05/16/07(d)	16,100	15,716
Sydney Capital Corp.
5.27%, 12/08/06(d)	154	153

Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(d)	11,592	11,537
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	3,764	3,722

		157,888
MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/20/07	1,610	1,610
Cullinan Finance Corp.
5.71%, 06/28/07(d)	4,830	4,830
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	1,157	1,157
K2 USA LLC
5.39%, 06/04/07(d)	4,830	4,830
Marshall & Ilsley Bank
5.18%, 12/15/06	6,440	6,441
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	7,535	7,535

		26,403
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(e)(f)	2,542	2,542

		2,542
REPURCHASE AGREEMENTS(c)—0.08%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $12,882 (collateralized by non-U.S. Government debt securities, value $13,268, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$12,880	12,880
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $19,324 (collateralized by non-U.S. Government debt securities, value $19,709, 0.00% to 7.00%, 9/1/18 to 11/1/36).	19,321	19,321
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $9,661 (collateralized by non-U.S. Government debt securities, value $10,628, 0.00% to 10.00%, 12/20/07 to 11/25/46).	9,660	9,660
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $644 (collateralized by non-U.S. Government debt securities, value $663, 4.62%, 5/17/07).	644	644
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $22,543 (collateralized by non-U.S. Government debt securities, value $23,671, 4.11% to 5.66%, 5/25/34 to 9/25/45).	22,540	22,540
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $7,085 (collateralized by non-U.S. Government debt securities, value $7,903, 0.00% to 10.00%, 6/1/28 to 11/16/36).	7,084	7,084

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $3,865 (collateralized by non-U.S. Government debt securities, value $4,255, 0.00% to 10.00%, 6/1/28 to 11/16/36).	3,864	3,864
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $12,882 (collateralized by non-U.S. Government debt securities, value $13,526, 3.52% to 7.38%, 6/15/10 to 12/12/44).	12,880	12,880
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,220 (collateralized by non-U.S. Government debt securities, value $3,382, 3.52% to 7.38%, 6/15/10 to 12/12/44).	3,220	3,220
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,441 (collateralized by non-U.S. Government debt securities, value $6,589, 0.00% to 10.00%, 12/6/06 to 1/1/10).	6,440	6,440
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $3,865 (collateralized by non-U.S. Government debt securities, value $4,039, 0.00% to 10.00%, 12/6/06 to 1/1/10).	3,864	3,864
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,220 (collateralized by non-U.S. Government debt securities, value $3,382, 5.28% to 5.34%, 7/1/24 to 5/1/46).	3,220	3,220
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $1,610 (collateralized by non-U.S. Government debt securities, value $1,691, 4.75% to 9.63%, 12/1/09 to 5/1/11).	1,610	1,610
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $12,882 (collateralized by non-U.S. Government debt securities, value $13,526, 0.00% to 9.45%, 1/18/11 to 12/20/54).	12,880	12,880
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $19,323 (collateralized by non-U.S. Government debt securities, value $20,391, 0.00% to 10.38%, 6/1/07 to 3/15/32).	19,320	19,320
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $9,661 (collateralized by non-U.S. Government debt securities, value $10,043, 0.00% to 10.38%, 6/1/07 to 3/15/32).	9,660	9,660
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,441 (collateralized by non-U.S. Government debt securities, value $6,814, 5.40% to 6.45%, 4/22/21 to 9/11/41).	6,440	6,440
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $8,695 (collateralized by non-U.S. Government debt securities, value $8,987, 0.00% to 10.00%, 12/1/06 to 11/30/36).	8,694	8,694
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $4,636 (collateralized by non-U.S. Government debt securities, value $4,751, 0.00% to 10.00%, 12/1/06 to 11/30/36).(g)	4,508	4,508

Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $16,747 (collateralized by non-U.S. Government debt securities, value $17,584, 3.86% to 8.17%, 11/15/09 to 6/10/46).	16,744	16,744

		185,473
TIME DEPOSITS(c)—0.01%
Deutsche Bank AG
5.38%, 12/01/06	3,504	3,504
Rabobank Nederland NV
5.31%, 12/01/06	12,880	12,880

		16,384
VARIABLE & FLOATING RATE NOTES(c)—0.21%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(d)	14,877	14,879
Allstate Life Global Funding Trusts
5.30%, 11/02/07	1,610	1,610
American Express Bank
5.29%, 02/28/07	6,440	6,440
American Express Centurion Bank
5.41%, 07/19/07	7,084	7,089
American Express Credit Corp.
5.42%, 07/05/07	1,932	1,933
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(d)	1,012	1,012
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(d)	4,830	4,830
ASIF Global Financing
5.41%, 05/03/07(d)	644	644
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(d)	4,186	4,186
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(d)	9,338	9,338
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(d)	16,422	16,423
BMW US Capital LLC
5.32%, 12/14/07(d)	6,440	6,440
BNP Paribas
5.35%, 05/18/07(d)	11,914	11,914
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(d)	4,701	4,701
CC USA Inc.
5.37%, 07/30/07(d)	3,220	3,220
Commodore CDO Ltd.
5.47%, 06/12/07(d)	1,610	1,610
Credit Agricole SA
5.34%, 07/23/07	6,440	6,440
Credit Suisse First Boston NY
5.38%, 04/24/07	3,220	3,220
Cullinan Finance Corp.
5.36%, 04/25/07(d)	1,610	1,610
DEPFA Bank PLC
5.43%, 09/14/07	6,440	6,440
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	7,406	7,407
Eli Lilly Services Inc.
5.31%, 12/31/07(d)	6,440	6,440

Fifth Third Bancorp
5.30%, 12/23/07(d)	12,880	12,880
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(d)	6,440	6,440
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(d)	6,762	6,763
Granite Master Issuer PLC
5.29%, 08/20/07(d)	22,541	22,541
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(d)	5,152	5,152
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	9,660	9,661
HBOS Treasury Services PLC
5.46%, 11/24/07(d)	6,440	6,440
Holmes Financing PLC
5.29%, 07/16/07(d)	11,270	11,270
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(g)	17,710	17,710
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	4,830	4,830
Kestrel Funding LLC
5.30%, 07/11/07(d)	2,576	2,576
Kommunalkredit Austria AG
5.32%, 12/07/07(d)	3,864	3,864
Leafs LLC
5.32%, 01/22/07-02/20/07(d)	6,708	6,708
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	7,084	7,084
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	2,550	2,550
Marshall & Ilsley Bank
5.30%, 12/14/07	3,542	3,542
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	11,655	11,655
Metropolitan Life Global Funding I
5.33%, 08/06/07(d)	9,660	9,660
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	644	644
Monumental Global Funding II
5.38%, 12/27/06(d)	1,288	1,288
Mound Financing PLC
5.29%, 05/08/07(d)	6,054	6,054
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(d)	23,185	23,184
National City Bank of Indiana
5.35%, 05/21/07	3,220	3,220
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(d)	21,253	21,256
Newcastle Ltd.
5.34%, 04/24/07(d)	2,270	2,270
Northern Rock PLC
5.36%, 08/03/07(d)	7,728	7,728
Northlake CDO I
5.46%, 09/06/07(d)	1,932	1,932
Pricoa Global Funding I
5.31%, 11/27/07	8,694	8,694
Principal Life Global Funding I
5.81%, 02/08/07	2,898	2,901
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	9,338	9,338
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(d)	6,440	6,440
Strips III LLC
5.37%, 07/24/07(d)	1,436	1,436

SunTrust Bank
5.29%, 05/01/07	6,440	6,440
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(d)	15,714	15,714
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(d)	9,016	9,016
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(d)	8,226	8,226
Wachovia Bank N.A.
5.36%, 05/22/07	12,880	12,880
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	4,830	4,832
Wells Fargo & Co.
5.33%, 11/15/07(d)	3,220	3,220
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	4,830	4,830
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	19,320	19,317
Wind Master Trust
5.31%, 07/25/07(d)	2,576	2,576

		462,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $867,378)		867,378

TOTAL INVESTMENTS IN SECURITIES —100.05%
(Cost: $169,316,897)		223,038,188
Other Assets, Less Liabilities — (0.05)%		(115,750)

NET ASSETS — 100.00%		$222,922,438

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

AIRLINES—0.36%
China Airlines(a)	8,556,907	$3,987,941
EVA Airways Corp.	8,556,396	3,525,552

		7,513,493
APPAREL—0.53%
Pou Chen Corp.	12,121,541	10,980,470

		10,980,470
AUTO MANUFACTURERS—0.47%
China Motor Co. Ltd.	2,910,759	2,659,212
Yulon Motor Co. Ltd.	5,704,483	7,201,030

		9,860,242
AUTO PARTS & EQUIPMENT—0.17%
Cheng Shin Rubber Industry Co. Ltd.	3,266,039	3,447,486

		3,447,486
BANKS—8.16%
Chang Hwa Commercial Bank Ltd.(a)	28,520,446	19,365,735
Chinatrust Financial Holding Co. Ltd.	42,780,566	36,442,704
E.Sun Financial Holding Co. Ltd.	19,964,378	13,556,059
First Financial Holding Co. Ltd.	29,250,867	21,802,730
Hua Nan Financial Holdings Co. Ltd.	22,816,965	16,197,228
Mega Financial Holding Co. Ltd.	59,892,136	45,288,807
Taishin Financial Holdings Co. Ltd.(a)	31,372,439	17,235,476

		169,888,739
BUILDING MATERIALS—1.41%
Asia Cement Corp.	9,269,860	9,169,723
Taiwan Cement Corp.	17,395,156	15,757,649
Taiwan Glass Industrial Corp.	5,704,288	4,471,880

		29,399,252
CHEMICALS—7.31%
Eternal Chemical Co. Ltd.	3,158,911	4,923,611
Formosa Chemicals & Fibre Co.	19,964,393	32,534,566
Formosa Plastic Co.	28,520,111	46,653,268
Nan Ya Plastic Corp.	34,224,447	55,033,756
Oriental Union Chemical Corp.	3,304,063	2,095,632
Taiwan Fertilizer Co. Ltd.	5,704,000	10,967,877

		152,208,710
COMMERCIAL SERVICES—0.21%
Taiwan Secom Co. Ltd.	2,630,610	4,473,661

		4,473,661
COMPUTERS—10.42%
Acer Inc.	15,686,663	33,794,107
Advantech Co. Ltd.	2,852,733	8,795,927

Benq Corp.(a)	14,260,019	7,834,208
CMC Magnetics Corp.(a)	19,964,400	6,747,228
Compal Electronics Inc.	22,816,547	20,915,168
Foxconn Technology Co. Ltd.	2,852,065	28,520,650
High Tech Computer Corp.	2,139,200	49,386,469
Inventec Co. Ltd.	11,408,284	9,894,222
Lite-On Technology Corp.	14,333,284	18,558,064
MiTAC International Corp.	6,417,059	7,684,626
Quanta Computer Inc.	11,647,075	20,274,538
Ritek Corp.(a)	15,686,389	4,599,404

		217,004,611
DIVERSIFIED FINANCIAL SERVICES—3.51%
Fubon Financial Holding Co. Ltd.	25,668,000	24,123,167
Fuhwa Financial Holdings Co. Ltd.(a)	11,408,821	5,317,074
Polaris Securities Co. Ltd.(a)	13,060,227	6,308,412
SinoPac Financial Holdings Co. Ltd.	38,502,193	20,617,687
Waterland Financial Holdings	10,695,000	3,294,324
Yuanta Core Pacific Securities Co. Ltd.	17,313,644	13,412,730

		73,073,394
ELECTRICAL COMPONENTS & EQUIPMENT—2.49%
Delta Electronics Inc.	9,029,834	27,702,639
Pacific Electric Wire & Cable Co. Ltd.(b)	986	0
Phoenixtec Power Co. Ltd.	2,852,438	3,151,768
Tatung Co. Ltd.(a)	25,668,120	11,962,612
Walsin Lihwa Corp.(a)	17,112,069	9,084,185

		51,901,204
ELECTRONICS—18.79%
Asia Optical Co. Inc.	239,000	1,054,846
Asustek Computer Inc.	17,112,556	46,953,896
AU Optronics Corp.	42,780,710	57,437,064
Cheng Uei Precision Industry Co. Ltd.	981,000	3,481,944
Chi Mei Optoelectronics Corp.	24,242,216	25,701,238
Chunghwa Picture Tubes Ltd.(a)	39,928,105	8,490,884
Compeq Manufacturing Co. Ltd.(a)	5,704,200	2,711,256
Gigabyte Technology Co. Ltd.	2,852,017	2,218,235
HannStar Display Corp.(a)	33,511,000	6,298,827
Hon Hai Precision Industry Co. Ltd.	27,430,376	199,378,197
Micro-Star International Co. Ltd.	5,704,429	4,577,628
Nan Ya Printed Circuit Board Corp.	713,000	5,006,404
Optimax Technology Corp.(a)	2,852,157	2,015,876
Phoenix Precision Technology Corp.	1,426,814	1,699,846
Synnex Technology International Corp.	4,991,946	5,631,346
Wintek Corp.	6,341,537	6,361,110
Ya Hsin Industrial Co. Ltd.	6,005,461	4,837,733
Yageo Corp.(a)	17,112,100	7,446,932

		391,303,262
FOOD—0.83%
Uni-President Enterprises Co.	17,825,637	17,385,498

		17,385,498
FOREST PRODUCTS & PAPER—0.17%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	8,556,360	3,617,967

		3,617,967
HOME FURNISHINGS—0.43%
Nien Made Enterprise Co. Ltd.	2,630,443	2,435,595
Teco Electric and Machinery Co. Ltd.	14,260,092	6,623,901

		9,059,496

INSURANCE—4.91%
Cathay Financial Holding Co. Ltd.	37,076,905	83,537,471
Shin Kong Financial Holding Co. Ltd.	18,232,832	18,739,300

		102,276,771
INVESTMENT COMPANIES—1.34%
China Development Financial Holding Co.	62,744,808	27,886,581

		27,886,581
IRON & STEEL—2.77%
China Steel Corp.	57,040,468	57,744,671

		57,744,671
LEISURE TIME—0.11%
Giant Manufacturing Co. Ltd.	1,426,914	2,202,028

		2,202,028
MANUFACTURING—0.78%
Largan Precision Co. Ltd.	523,000	9,943,457
Premier Image Technology Corp.(b)	2,982,879	6,260,363

		16,203,820
METAL FABRICATE & HARDWARE—1.10%
Catcher Technology Co. Ltd.	2,139,707	18,986,598
Yieh Phui Enterprise Co. Ltd.	8,556,413	3,855,668

		22,842,266
MULTIPLE UTILITIES—0.25%
Fu Sheng Industrial Co. Ltd.	5,526,292	5,304,558

		5,304,558
OFFICE & BUSINESS EQUIPMENT—0.13%
Kinpo Electronics Inc.	7,130,181	2,739,838

		2,739,838
OIL & GAS—1.39%
Formosa Petrochemical Corp.	14,260,000	28,916,111

		28,916,111
REAL ESTATE—0.26%
Cathay Real Estate Development Co. Ltd.(a)	7,130,493	5,468,912

		5,468,912
RETAIL—0.34%
President Chain Store Corp.	2,852,640	7,043,556

		7,043,556
SEMICONDUCTORS—25.10%
Advanced Semiconductor Engineering Inc.(a)	22,816,690	26,196,940
Macronix International Co. Ltd.(a)	19,964,492	8,934,726
MediaTek Inc.	5,704,462	58,277,066
Novatek Microelectronics Corp. Ltd.	2,852,284	12,764,851
Realtek Semiconductor Corp.	5,704,903	8,856,686
Siliconware Precision Industries Co. Ltd.	14,973,240	24,262,194
Taiwan Semiconductor Manufacturing Co. Ltd.	142,600,136	288,281,139
United Microelectronics Corp.	122,636,262	80,054,227
Via Technologies Inc.(a)	5,838,861	4,289,040
Winbond Electronics Corp.(a)	25,668,280	10,734,728

		522,651,597
TELECOMMUNICATIONS—4.56%
Accton Technology Corp.(a)	5,704,259	3,794,036
Chunghwa Telecom Co. Ltd.	33,511,800	60,817,711

Compal Communications Inc.	784,000	2,782,716
D-Link Corp.	5,704,001	6,865,927
Taiwan Cellular Corp.	17,112,920	17,086,511
Zyxel Communications Corp.	2,852,250	3,556,509

		94,903,410
TEXTILES—0.89%
Far Eastern Textile Ltd.	17,112,612	14,445,368
Formosa Taffeta Co. Ltd.	5,704,515	3,987,878

		18,433,246
TRANSPORTATION—0.73%
Evergreen Marine Corp. Ltd.	6,125,467	3,611,001
U-Ming Marine Transport Corp.	2,852,800	3,583,610
Wan Hai Lines Ltd.	6,417,794	3,763,521
Yang Ming Marine Transport Corp.	7,843,667	4,236,549

		15,194,681

TOTAL COMMON STOCKS
(Cost: $1,594,946,269)		2,080,929,531
SHORT-TERM INVESTMENTS—0.08%
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(c)(d)	1,774,530	1,774,530

		1,774,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,774,530)		1,774,530

TOTAL INVESTMENTS IN SECURITIES —100.00%
(Cost: $1,596,720,799)		2,082,704,061
Other Assets, Less Liabilities —0.00%		(55,030)

NET ASSETS —100.00%		$2,082,649,031

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2006

Security	Shares	Value

COMMON STOCKS—99.46%

ADVERTISING—0.60%
Aegis Group PLC	254,123	$678,577
WPP Group PLC	369,620	4,907,662

		5,586,239
AEROSPACE & DEFENSE—1.62%
BAE Systems PLC	1,011,716	7,701,671
BBA Aviation PLC	122,863	690,594
Cobham PLC	352,628	1,229,471
Meggitt PLC	138,902	810,119
Rolls-Royce Group PLC(a)	553,419	4,640,170

		15,072,025
AGRICULTURE—2.74%
British American Tobacco PLC	487,379	13,795,677
Gallaher Group PLC	205,965	3,852,914
Imperial Tobacco Group PLC	215,096	7,907,825

		25,556,416
AIRLINES—0.18%
British Airways PLC(a)	177,154	1,717,090

		1,717,090
APPAREL—0.18%
Burberry Group PLC	137,708	1,630,689

		1,630,689
AUTO PARTS & EQUIPMENT—0.14%
GKN PLC	223,419	1,282,172
TI Automotive Ltd. Class A(a)(b)	52,283	1

		1,282,173
BANKS—18.54%
Barclays PLC(c)	2,035,173	27,242,368
HBOS PLC	1,187,831	24,323,204
HSBC Holdings PLC	3,604,089	66,498,790
Lloyds TSB Group PLC	1,760,951	18,722,264
Royal Bank of Scotland Group PLC	995,796	36,080,737

		172,867,363
BEVERAGES—2.69%
Diageo PLC	863,961	16,595,173
SABMiller PLC	280,714	5,869,657
Scottish & Newcastle PLC	249,148	2,646,467

		25,111,297
BUILDING MATERIALS—0.48%
Hanson PLC	223,676	3,207,468
Travis Perkins PLC	36,019	1,229,268

		4,436,736

CHEMICALS—0.52%
Imperial Chemical Industries PLC	372,329	3,046,741
Johnson Matthey PLC	68,174	1,830,488

		4,877,229
COMMERCIAL SERVICES—1.82%
Aggreko PLC	76,615	593,403
Bunzl PLC	108,584	1,404,355
Capita Group PLC	200,461	2,261,407
Davis Service Group (The) PLC	51,342	514,303
De La Rue PLC	49,750	627,777
Experian Group Ltd.(a)	316,266	3,651,792
Group 4 Securicor PLC	358,200	1,196,054
Hays PLC	466,257	1,373,433
Intertek Group PLC	46,765	710,156
Michael Page International PLC	107,659	864,024
Rank Group PLC	188,055	1,028,360
Rentokil Initial PLC	561,777	1,657,565
Serco Group PLC	148,255	1,059,328

		16,941,957
COMPUTERS—0.17%
LogicaCMG PLC	459,037	1,591,447

		1,591,447
DISTRIBUTION & WHOLESALE—0.67%
Inchcape PLC	142,990	1,405,639
Wolseley PLC	206,164	4,825,865

		6,231,504
DIVERSIFIED FINANCIAL SERVICES—1.72%
AMVESCAP PLC	231,437	2,503,865
Cattles PLC	105,271	834,506
Close Brothers Group PLC	42,188	816,581
Collins Stewart Tullett PLC	67,265	1,131,281
ICAP PLC	151,837	1,367,166
Investec PLC	105,470	1,253,087
London Stock Exchange Group PLC	51,130	1,313,513
Man Group PLC	546,454	5,095,037
Provident Financial PLC	81,324	1,026,997
Schroders PLC	37,213	700,156

		16,042,189
ELECTRIC—3.13%
International Power PLC	467,774	3,121,557
National Grid PLC	850,526	11,502,062
Scottish & Southern Energy PLC	268,252	7,677,527
Scottish Power PLC	463,163	6,878,539

		29,179,685
ELECTRONICS—0.12%
Electrocomponents PLC	130,743	723,313
Premier Farnell PLC	109,052	407,570

		1,130,883
ENGINEERING & CONSTRUCTION—0.21%
AMEC PLC	107,062	872,395
Balfour Beatty PLC	135,992	1,112,813

		1,985,208
ENTERTAINMENT—0.49%
EMI Group PLC	246,461	1,431,375

Ladbrokes PLC	192,035	1,523,246
PartyGaming PLC	300,490	165,502
William Hill PLC	114,047	1,404,344

		4,524,467
ENVIRONMENTAL CONTROL—0.06%
Biffa PLC(a)	108,697	558,585

		558,585
FOOD—4.52%
Cadbury Schweppes PLC	653,118	6,725,487
J Sainsbury PLC	456,506	3,582,901
Tate & Lyle PLC	150,842	2,361,842
Tesco PLC	2,490,883	19,170,043
Unilever PLC	384,667	10,313,265

		42,153,538
FOOD SERVICE—0.41%
Compass Group PLC	669,237	3,778,133

		3,778,133
GAS—0.79%
Centrica PLC	1,132,111	7,365,534

		7,365,534
HEALTH CARE-PRODUCTS—0.34%
Smith & Nephew PLC	294,000	2,786,021
SSL International PLC	56,914	378,960

		3,164,981
HOLDING COMPANIES-DIVERSIFIED—0.13%
Tomkins PLC	262,680	1,232,341

		1,232,341
HOME BUILDERS—1.03%
Barratt Developments PLC	75,421	1,638,602
Bellway PLC	36,218	1,039,430
Berkeley Group Holdings (The) PLC(a)	28,855	921,770
Bovis Homes Group PLC	38,606	768,512
Persimmon PLC	88,356	2,537,490
Taylor Woodrow PLC	180,692	1,387,955
Wimpey (George) PLC	124,176	1,350,760

		9,644,519
HOME FURNISHINGS—0.05%
Galiform PLC(a)	178,702	449,061

		449,061
HOUSEHOLD PRODUCTS & WARES—0.91%
Reckitt Benckiser PLC	191,454	8,518,683

		8,518,683
INSURANCE—4.81%
Aviva PLC	796,000	12,330,453
Friends Provident PLC	533,718	2,183,688
Legal & General Group PLC	2,033,382	6,059,642
Old Mutual PLC	1,627,223	5,313,376
Prudential PLC	759,583	9,868,780
Resolution PLC	216,249	2,701,116
Royal & Sun Alliance Insurance Group PLC	920,773	2,662,474
Standard Life PLC(a)	658,491	3,685,085

		44,804,614

IRON & STEEL—0.30%
Corus Group PLC	278,986	2,748,013

		2,748,013
LEISURE TIME—0.36%
Carnival PLC	53,843	2,621,319
First Choice Holidays PLC	150,643	759,326

		3,380,645
LODGING—0.23%
InterContinental Hotels Group PLC	107,311	2,149,912

		2,149,912
MANUFACTURING—0.81%
Charter PLC(a)	52,735	898,841
Cookson Group PLC	61,292	714,947
FKI PLC	175,120	343,609
IMI PLC	107,951	1,104,194
Invensys PLC(a)	251,735	1,293,646
Smiths Group PLC	177,232	3,167,251

		7,522,488
MEDIA—2.74%
British Sky Broadcasting Group PLC	364,568	3,789,998
Daily Mail & General Trust PLC Class A	91,739	1,281,232
Emap PLC	67,660	1,131,270
ITV PLC	1,265,640	2,782,102
Pearson PLC	251,934	3,719,229
Reed Elsevier PLC	395,413	4,324,552
Reuters Group PLC	410,935	3,657,692
Trinity Mirror PLC	91,938	922,318
United Business Media PLC	87,560	1,205,644
Yell Group PLC	242,581	2,743,722

		25,557,759
MINING—6.58%
Anglo American PLC	450,934	20,951,170
BHP Billiton PLC	765,752	14,535,529
Rio Tinto PLC	324,084	17,307,838
Xstrata PLC	190,638	8,549,874

		61,344,411
OIL & GAS—16.83%
BG Group PLC	1,077,983	14,514,456
BP PLC	6,185,716	69,842,097
Royal Dutch Shell PLC Class A	1,177,881	41,705,115
Royal Dutch Shell PLC Class B	862,864	30,839,880

		156,901,548
PACKAGING & CONTAINERS—0.19%
Rexam PLC	171,529	1,813,558

		1,813,558
PHARMACEUTICALS—8.20%
AstraZeneca PLC	487,640	28,296,762
GlaxoSmithKline PLC	1,812,293	48,161,406

		76,458,168
REAL ESTATE—2.07%
British Land Co. PLC	162,185	4,858,766
Brixton PLC	81,789	876,813
Great Portland Estates PLC	48,755	587,889
Hammerson PLC	89,452	2,540,813

Land Securities Group PLC	146,826	6,137,299
Liberty International PLC	84,774	2,162,808
Slough Estates PLC	147,459	2,117,432

		19,281,820
RETAIL—3.54%
Alliance Boots PLC	257,451	4,013,371
Carphone Warehouse Group (The) PLC	127,957	680,843
DSG International PLC	575,707	2,208,267
Enterprise Inns PLC	99,699	2,410,228
HMV Group PLC	120,594	399,113
Home Retail Group(a)	270,926	2,174,334
Kesa Electricals PLC	167,558	1,175,006
Kingfisher PLC	734,842	3,512,494
Marks & Spencer Group PLC	525,161	7,055,513
Mitchells & Butlers PLC	126,506	1,667,252
Next PLC	72,834	2,550,173
Punch Taverns PLC	81,789	1,855,786
Signet Group PLC	544,457	1,253,040
Whitbread PLC	67,660	2,049,595

		33,005,015
SEMICONDUCTORS—0.17%
ARM Holdings PLC	439,095	1,036,466
CSR PLC(a)	40,910	534,334

		1,570,800
SOFTWARE—0.29%
Misys PLC	152,633	644,758
Sage Group PLC	407,751	2,055,296

		2,700,054
TELECOMMUNICATIONS—6.49%
BT Group PLC	2,603,716	14,558,260
Cable & Wireless PLC	765,752	2,342,254
Vodafone Group PLC	16,467,449	43,567,638

		60,468,152
TRANSPORTATION—0.41%
Arriva PLC	63,481	867,849
FirstGroup PLC	123,498	1,336,097
National Express Group PLC	44,178	894,639
Stagecoach Group PLC	243,576	680,359

		3,778,944
VENTURE CAPITAL—0.30%
3i Group PLC	145,242	2,782,701

		2,782,701
WATER—0.88%
Kelda Group PLC	112,833	2,047,472
Severn Trent PLC	72,465	2,083,968
United Utilities PLC	274,222	4,069,836

		8,201,276

TOTAL COMMON STOCKS
(Cost: $747,370,614)		927,099,850
SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(c)(d)	199,729	199,729

		199,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,729)		199,729

TOTAL INVESTMENTS IN SECURITIES —99.48%
(Cost: $747,570,343)		927,299,579
Other Assets, Less Liabilities —0.52%		4,872,977

NET ASSETS —100.00%		$932,172,556

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of November 30, 2006, the Company offered 24 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Netherlands, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$765,244,146	$119,392,035	$(1,741,074)	$117,650,961
Austria	332,872,310	69,596,760	—	69,596,760
Belgium	194,902,573	26,731,142	(40,226)	26,690,916
Brazil	2,002,597,683	787,230,375	(5,924,862)	781,305,513
Canada	918,473,335	195,445,821	(20,042,347)	175,403,474

Emerging Markets	11,941,892,454	2,978,215,224	(99,423,359)	2,878,791,865
EMU	1,810,194,052	349,691,799	(1,088,017)	348,603,782
France	175,555,736	18,175,317	(5,392,633)	12,782,684
Germany	772,798,301	132,907,940	(1,814,277)	131,093,663
Hong Kong	1,064,486,446	170,163,665	(9,422,560)	160,741,105
Italy	185,297,867	35,724,770	(23,801)	35,700,969
Japan	11,293,107,728	2,857,576,799	(314,973,808)	2,542,602,991
Malaysia	337,879,395	138,490,787	(224,242)	138,266,545
Mexico	1,083,543,211	104,681,119	(386,985)	104,294,134
Netherlands	182,684,340	18,329,686	(190,242)	18,139,444
Pacific ex-Japan	1,836,421,248	623,792,607	(6,630,869)	617,161,738
Singapore	805,867,331	195,541,616	(2,382,556)	193,159,060
South Africa	350,248,385	13,073,747	(24,861,096)	(11,787,349)
South Korea	1,125,678,523	625,144,310	(9,890,751)	615,253,559
Spain	564,683,081	86,996,494	(65,903)	86,930,591
Sweden	264,167,713	30,635,671	(300,885)	30,334,786
Switzerland	170,275,202	52,915,222	(152,236)	52,762,986
Taiwan	1,637,562,082	461,146,953	(16,004,974)	445,141,979
United Kingdom	759,306,545	170,806,048	(2,813,014)	167,993,034

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investor Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the quarter ended November 30, 2006.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Australia
IMMF	32	8,058	8,032	58	$57,824	$1,693	$—

Austria
IMMF	97	2,689	2,784	2	1,917	611	—
Belgium
IMMF	61	5,549	5,539	71	70,792	1,135	—
Brazil
IMMF	4,889	258,647	259,088	4,448	4,448,403	54,622	—
Canada
IMMF	401	11,373	11,758	16	15,641	2,500	—
Emerging Markets
IMMF	5,823	755,407	734,527	26,703	26,703,322	154,379	—
Siliconware Precision Industries Co. ADR	33,802	4,292	3,467	34,627	271,131,039	(8,814)	9,748,704
iShares MSCI Malaysia Index Fund	1,039	—	137	902	8,163,598	—	101,664
iShares MSCI South Korea Index Fund	546	69	56	559	27,668,867	—	1,187,787
iShares MSCI Taiwan Index Fund	2,812	356	288	2,880	41,821,825	—	593,336
EMU
IMMF	946	44,538	45,010	474	473,896	9,939	—
France
IMMF	161	3,014	3,169	6	6,068	691	—
Germany
IMMF	20	8,324	8,317	27	27,360	1,801	—
Hong Kong
IMMF	698	41,248	40,109	1,837	1,837,324	8,363	—
Italy
IMMF	1	5,818	5,694	125	124,582	1,197	—
Japan
IMMF	1,369	225,345	224,852	1,862	1,862,315	48,001	—
Malaysia
IMMF	—	13,185	12,509	676	676,067	3,125	—
Mexico
IMMF	593	21,394	21,722	265	264,502	4,603	—
Netherlands
IMMF	6	4,269	4,261	14	14,349	905	—
Pacific ex-Japan
IMMF	177	32,195	32,128	244	244,367	7,265	—
Singapore
IMMF	346	40,875	39,402	1,819	1,818,697	8,365	—
South Africa
IMMF	116	4,445	4,552	9	8,596	975	—
South Korea
IMMF	2,286	92,241	93,581	946	945,749	19,798	—
Spain
IMMF	160	18,096	17,959	297	297,250	3,732	—
Sweden
IMMF	24	7,823	7,661	186	185,983	1,606	—

Switzerland
IMMF	23	3,546	3,566	3	2,542	737	—
Taiwan
IMMF	482	58,201	56,908	1,775	1,774,530	12,102	—
United Kingdom
Barclays PLC	1,993	47	5	2,035	27,242,368	—	(13)
IMMF	117	10,260	10,177	200	199,729	2,088	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of November 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date:	January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date:	January 26, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer

Date:	January 26, 2007